NATIONWIDE

VARIABLE

ACCOUNT-7

Annual Report

to

Contract Owners

December 31, 2013

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Subsidiaries and Contract Owners of Nationwide Variable Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-7 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

Global Allocation V.I. Fund - Class III (MLVGA3)
140,124 shares (cost $2,089,962)	$2,183,125
Stock Index Fund, Inc. - Initial Shares (DSIF)
17,328 shares (cost $493,199)	707,655
Stock Index Fund, Inc. - Service Shares (DSIFS)
49,638 shares (cost $1,538,181)	2,029,685
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2,046 shares (cost $51,609)	90,179
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
5,014 shares (cost $20,025)	26,826
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
19,898 shares (cost $80,471)	106,055
Investors Growth Stock Series - Service Class (MIGSC)
102,194 shares (cost $994,254)	1,528,819
Mid Cap Growth Series - Service Class (MMCGSC)
204,575 shares (cost $1,106,595)	1,783,894
New Discovery Series - Service Class (MNDSC)
108,811 shares (cost $1,719,973)	2,287,199
Value Series - Service Class (MVFSC)
154,327 shares (cost $1,789,464)	2,936,852
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
34,030 shares (cost $626,111)	734,363
Core Plus Fixed Income Portfolio - Class II (MSVF2)
30,002 shares (cost $318,690)	305,722
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
15,522 shares (cost $278,274)	299,879
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
194,455 shares (cost $3,116,374)	4,663,026
American Funds NVIT Bond Fund - Class II (GVABD2)
109,282 shares (cost $1,227,702)	1,226,139
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
65,258 shares (cost $1,335,671)	1,986,463
American Funds NVIT Growth Fund - Class II (GVAGR2)
38,477 shares (cost $1,961,322)	3,005,852
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
16,034 shares (cost $613,084)	873,370
Federated NVIT High Income Bond Fund - Class III (HIBF3)
31,386 shares (cost $221,973)	216,564
NVIT Emerging Markets Fund - Class II (GEM2)
26,475 shares (cost $285,258)	308,694
NVIT Emerging Markets Fund - Class VI (GEM6)
164,536 shares (cost $1,880,187)	1,930,003
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
15,566 shares (cost $145,508)	166,403
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
11,372 shares (cost $117,704)	128,498
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
419 shares (cost $4,804)	6,314
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2,192 shares (cost $26,987)	33,027
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
98,598 shares (cost $1,066,717)	1,100,350
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
84,034 shares (cost $898,011)	1,000,850

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
52,378 shares (cost $486,462)	640,062
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
53,560 shares (cost $575,485)	581,663
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
230,767 shares (cost $2,449,137)	2,780,739
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
14,868 shares (cost $148,204)	176,478
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
99,774 shares (cost $1,075,854)	1,154,380
NVIT Core Bond Fund - Class I (NVCBD1)
2,196 shares (cost $24,702)	23,473
NVIT Core Bond Fund - Class II (NVCBD2)
37,144 shares (cost $408,629)	395,954
NVIT Core Plus Bond Fund - Class II (NVLCP2)
53,635 shares (cost $622,734)	596,954
NVIT Nationwide Fund - Class II (TRF2)
7,904 shares (cost $61,241)	103,857
NVIT Government Bond Fund - Class I (GBF)
637,477 shares (cost $7,551,095)	6,884,748
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
377,141 shares (cost $3,324,483)	4,721,801
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
59,173 shares (cost $802,236)	893,514
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
5,207 shares (cost $77,172)	90,966
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
669,494 shares (cost $6,703,808)	7,063,166
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2,978,906 shares (cost $30,891,989)	38,487,462
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
1,439,382 shares (cost $14,914,696)	19,345,289
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,016,340 shares (cost $10,093,104)	11,982,645
NVIT Mid Cap Index Fund - Class I (MCIF)
22,113 shares (cost $389,731)	540,000
NVIT Mid Cap Index Fund - Class II (MCIF2)
128,605 shares (cost $2,169,584)	3,125,099
NVIT Money Market Fund - Class I (SAM)
20,389,081 shares (cost $20,389,081)	20,389,081
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
4,838 shares (cost $49,722)	58,250
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
3,762 shares (cost $37,441)	43,522
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
51,286 shares (cost $484,843)	588,249
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
3,440 shares (cost $42,399)	44,967
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
306,158 shares (cost $2,533,807)	3,637,153
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
6,551 shares (cost $76,052)	88,634
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
15,124 shares (cost $168,292)	200,237
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
39,033 shares (cost $587,105)	901,672
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
6,756 shares (cost $66,119)	111,076

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
79,219 shares (cost $704,903)	1,282,554
NVIT Multi-Manager Small Company Fund - Class I (SCF)
12,031 shares (cost $184,015)	331,331
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
64,749 shares (cost $918,706)	1,733,326
NVIT Short Term Bond Fund - Class II (NVSTB2)
27,673 shares (cost $291,515)	288,355
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2,294,239 shares (cost $34,959,953)	53,891,671
NVIT Large Cap Growth Fund - Class II (NVOLG2)
1,791,694 shares (cost $27,342,045)	41,961,484
Templeton NVIT International Value Fund - Class III (NVTIV3)
7,223 shares (cost $91,378)	103,079
NVIT Real Estate Fund - Class II (NVRE2)
139,148 shares (cost $1,256,200)	1,232,851
VPS Growth and Income Portfolio - Class B (ALVGIB)
91,882 shares (cost $1,653,690)	2,525,849
VPS International Value Portfolio - Class B (ALVIVB)
33,054 shares (cost $689,872)	491,183
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
21,497 shares (cost $593,193)	894,690
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
172,474 shares (cost $2,523,242)	3,922,050
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
17,365 shares (cost $166,356)	322,986
Managed Tail Risk Fund II: Service Shares (FCA2S)
144,703 shares (cost $866,360)	1,023,049
High Income Bond Fund II - Service Shares (FHIBS)
488,038 shares (cost $3,260,812)	3,469,951
Kaufmann Fund II - Primary Shares (FVK2)
9,969 shares (cost $135,607)	191,604
Quality Bond Fund II - Primary Shares (FQB)
159,439 shares (cost $1,702,621)	1,822,384
Quality Bond Fund II - Service Shares (FQBS)
358,749 shares (cost $3,934,739)	4,082,567
Equity-Income Portfolio - Initial Class (FEIP)
481,613 shares (cost $10,460,582)	11,216,761
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
137,771 shares (cost $1,149,750)	1,992,175
High Income Portfolio - Initial Class (FHIP)
1,362,543 shares (cost $7,334,613)	7,902,748
VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)
88,337 shares (cost $1,217,565)	1,616,567
VIP Asset Manager Growth Portfolio - Service Class (FAMGS)
45,693 shares (cost $581,101)	831,155
VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)
23,752 shares (cost $337,965)	429,910
VIP Asset Manager Portfolio - Initial Class (FAMP)
156,894 shares (cost $2,202,067)	2,704,856
VIP Asset Manager Portfolio - Service Class (FAMS)
94,239 shares (cost $1,313,631)	1,614,308
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
60,808 shares (cost $846,099)	1,030,080
VIP Balanced Portfolio - Initial Class (FBP)
773,160 shares (cost $11,298,171)	13,731,320
VIP Balanced Portfolio - Service Class (FBS)
166,496 shares (cost $2,428,757)	2,946,978

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

VIP Balanced Portfolio - Service Class 2 (FB2)
99,784 shares (cost $1,409,519)	1,743,233
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)
119,746 shares (cost $1,041,508)	1,496,831
VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)
17,202 shares (cost $158,912)	217,773
VIP Equity-Income Portfolio - Service Class (FEIS)
389,787 shares (cost $8,712,914)	9,043,054
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
522,950 shares (cost $11,110,986)	11,965,106
VIP Growth & Income Portfolio - Initial Class (FGIP)
310,835 shares (cost $4,365,964)	5,949,387
VIP Growth & Income Portfolio - Service Class (FGIS)
382,379 shares (cost $5,336,590)	7,269,025
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
214,036 shares (cost $2,714,015)	4,028,166
VIP Growth Portfolio - Initial Class (FGP)
189,815 shares (cost $6,392,587)	10,846,026
VIP Growth Portfolio - Service Class (FGS)
176,280 shares (cost $5,454,992)	10,047,962
VIP Growth Portfolio - Service Class 2 (FG2)
139,190 shares (cost $5,302,361)	7,873,967
VIP High Income Portfolio - Initial Class R (FHIPR)
148,940 shares (cost $848,894)	860,871
VIP High Income Portfolio - Service Class (FHIS)
652,751 shares (cost $3,505,033)	3,766,372
VIP High Income Portfolio - Service Class 2 (FHI2)
434,222 shares (cost $2,069,118)	2,449,010
VIP High Income Portfolio - Service Class 2R (FHI2R)
201,620 shares (cost $1,125,519)	1,137,134
VIP High Income Portfolio - Service Class R (FHISR)
74,823 shares (cost $422,741)	429,485
VIP Index 500 Portfolio - Initial Class (FIP)
118,785 shares (cost $16,157,070)	22,128,383
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
996,977 shares (cost $12,660,971)	12,322,632
VIP Mid Cap Portfolio - Initial Class (FMCP)
81,985 shares (cost $2,390,830)	2,983,450
VIP Mid Cap Portfolio - Service Class (FMCS)
202,627 shares (cost $5,875,644)	7,326,981
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
436,137 shares (cost $12,318,704)	15,526,490
VIP Money Market Portfolio - Initial Class (FMMP)
6,363,197 shares (cost $6,363,197)	6,363,197
VIP Overseas Portfolio - Initial Class (FOP)
450,097 shares (cost $8,551,292)	9,289,996
VIP Overseas Portfolio - Service Class (FOS)
97,581 shares (cost $1,873,623)	2,006,274
VIP Overseas Portfolio - Service Class 2 (FO2)
89,116 shares (cost $1,749,826)	1,824,209
VIP Overseas Portfolio - Service Class 2 R (FO2R)
109,161 shares (cost $1,698,083)	2,211,598
VIP Overseas Portfolio - Service Class R (FOSR)
19,346 shares (cost $266,618)	396,979
VIP Value Portfolio - Service Class 2 (FV2)
29,037 shares (cost $319,677)	437,013
VIP Value Strategies Portfolio - Service Class (FVSS)
12,838 shares (cost $100,873)	184,099

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

VIP Value Portfolio - Service Class (FVS)
14,094 shares (cost $167,226)	213,954
VIP Growth Strategies Portfolio - Service Class (FAGRS)
3,097 shares (cost $22,130)	38,707
VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)
43,408 shares (cost $295,123)	527,841
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
41,359 shares (cost $720,412)	1,163,848
Templeton Foreign Securities Fund - Class 1 (TIF)
9,914 shares (cost $143,591)	174,094
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
70,505 shares (cost $522,084)	523,149
Socially Responsive Portfolio - I Class Shares (AMSRS)
13,716 shares (cost $209,104)	297,909
Global Securities Fund/VA - Class 3 (OVGS3)
7,746 shares (cost $192,645)	318,753
Global Securities Fund/VA - Class 4 (OVGS4)
63,376 shares (cost $1,566,186)	2,570,521
Global Securities Fund/VA - Non-Service Shares (OVGS)
591 shares (cost $14,732)	24,148
Global Securities Fund/VA - Service Class (OVGSS)
52,287 shares (cost $1,465,739)	2,116,070
Main Street Fund(R)/VA - Service Class (OVGIS)
161,085 shares (cost $3,320,430)	4,992,038
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
15,792 shares (cost $251,430)	439,022
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
17,258 shares (cost $301,751)	475,105
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
42,616 shares (cost $237,853)	229,272
Global Strategic Income Fund/VA: Service Shares (OVSBS)
1,005,149 shares (cost $5,321,261)	5,528,322
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
62,835 shares (cost $761,981)	674,848
Low Duration Portfolio - Advisor Class (PMVLAD)
131,776 shares (cost $1,390,043)	1,398,139
Putnam VT Growth and Income Fund - Class IB (PVGIB)
5,242 shares (cost $67,714)	125,338
Putnam VT International Equity Fund - Class IB (PVTIGB)
8,582 shares (cost $109,918)	122,633
Putnam VT Small Cap Value Fund - Class IB (PVTSCB)
4,301 shares (cost $47,683)	89,638
Putnam VT Voyager Fund - Class IB (PVTVB)
16,996 shares (cost $636,625)	876,138
VI American Franchise Fund - Series II Shares (ACEG2)
46,912 shares (cost $1,540,675)	2,325,877
VI Comstock Fund - Series II Shares (ACC2)
285,047 shares (cost $3,360,221)	5,039,627
VI Core Equity Fund - Series I Shares (AVGI)
5,160 shares (cost $129,970)	198,304
VI Core Equity Fund - Series II Shares (AVCE2)
22,013 shares (cost $562,256)	837,163
VI International Growth Fund - Series II Shares (AVIE2)
7,842 shares (cost $156,619)	273,513
Invesco - Invesco VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
10,240 shares (cost $99,093)	154,928
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
5,612 shares (cost $161,937)	171,445

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
14,310 shares (cost $430,890)	449,200
Variable Insurance Portfolios - Asset Strategy (WRASP)
178,489 shares (cost $1,729,403)	2,364,727
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
32,458 shares (cost $322,475)	364,178

Total Investments	$520,127,871

Other Accounts Receivable	1,168
Accounts Receivable-Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	27
Accounts Receivable-Core Plus Fixed Income Portfolio - Class II (MSVF2)	17,902
Accounts Receivable-Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	2
Accounts Receivable-NVIT Core Bond Fund - Class I (NVCBD1)	6
Accounts Receivable-NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	2,269
Accounts Receivable-NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	13,418
Accounts Receivable-NVIT Multi-Manager Small Company Fund - Class II (SCF2)	10,058
Accounts Receivable-NVIT Large Cap Growth Fund - Class II (NVOLG2)	33,899
Accounts Receivable-Global Securities Fund/VA - Class 4 (OVGS4)	13,137
Accounts Receivable-Putnam VT International Equity Fund - Class IB (PVTIGB)	40
Accounts Receivable-Invesco - Invesco VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	44

Accounts Payable-Global Securities Fund/VA - Non-Service Shares (OVGS)	(13)
Accounts Payable-Putnam VT Small Cap Value Fund - Class IB (PVTSCB)	(27)

$520,219,801

Contract Owners’ Equity:
Accumulation units	519,475,213
Contracts in payout (annuitization) period (note 1f)	744,588

Total Contract Owners’ Equity (note 5)	$520,219,801

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	MLVGA3	DSIF	DSIFS	DSRG	IVKMG1	IVKMG2	MIGSC
Reinvested dividends	$7,234,072	22,262	14,273	30,504	1,251	98	208	5,995
Mortality and expense risk charges (note 2)	(6,071,793)	(26,498)	(8,616)	(21,587)	(1,035)	(260)	(1,112)	(17,311)

Net investment income (loss)	1,162,279	(4,236)	5,657	8,917	216	(162)	(904)	(11,316)

Realized gain (loss) on investments	13,358,499	117,781	111,621	263,031	10,554	547	3,626	101,107
Change in unrealized gain (loss) on investments	77,133,130	94,607	83,788	198,493	16,317	7,290	27,425	237,783

Net gain (loss) on investments	90,491,629	212,388	195,409	461,524	26,871	7,837	31,051	338,890

Reinvested capital gains	8,121,614	89,595	8,860	20,411	-	-	-	45,052

Net increase (decrease) in contract owners’ equity resulting from operations	$99,775,522	297,747	209,926	490,852	27,087	7,675	30,147	372,626

Investment Activity:	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVF2	NVAMV2	GVAAA2	GVABD2
Reinvested dividends	$-	-	28,205	6,518	11,701	3,201	56,144	23,841
Mortality and expense risk charges (note 2)	(19,494)	(22,952)	(34,114)	(5,700)	(3,892)	(1,171)	(47,999)	(16,153)

Net investment income (loss)	(19,494)	(22,952)	(5,909)	818	7,809	2,030	8,145	7,688

Realized gain (loss) on investments	14,067	112,940	247,742	26,748	22,457	1,616	290,807	44,885
Change in unrealized gain (loss) on investments	495,204	548,208	583,142	81,663	(34,974)	20,270	571,203	(108,314)

Net gain (loss) on investments	509,271	661,148	830,884	108,411	(12,517)	21,886	862,010	(63,429)

Reinvested capital gains	6,342	17,287	8,655	-	-	2,474	1,044	397

Net increase (decrease) in contract owners’ equity resulting from operations	$496,119	655,483	833,630	109,229	(4,708)	26,390	871,199	(55,344)

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	GVAGG2	GVAGR2	GVAGI2	HIBF3	GEM2	GEM6	NVIE6	NVNMO2
Reinvested dividends	$7,132	8,689	8,397	14,122	3,155	20,335	827	1,093
Mortality and expense risk charges (note 2)	(20,222)	(28,710)	(8,490)	(2,614)	(3,565)	(26,421)	(1,734)	(865)

Net investment income (loss)	(13,090)	(20,021)	(93)	11,508	(410)	(6,086)	(907)	228

Realized gain (loss) on investments	124,478	91,801	49,407	3,028	2,498	35,442	135	6,522
Change in unrealized gain (loss) on investments	346,902	607,501	172,796	(2,532)	(4,513)	(63,028)	24,101	11,195

Net gain (loss) on investments	471,380	699,302	222,203	496	(2,015)	(27,586)	24,236	17,717

Reinvested capital gains	-	-	-	-	-	-	-	4,849

Net increase (decrease) in contract owners’ equity resulting from operations	$458,290	679,281	222,110	12,004	(2,425)	(33,672)	23,329	22,794

Investment Activity:	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2
Reinvested dividends	$46	214	1,428	16,507	9,315	10,293	43,040	2,399
Mortality and expense risk charges (note 2)	(49)	(320)	(1,591)	(13,633)	(7,046)	(7,277)	(30,103)	(2,691)

Net investment income (loss)	(3)	(106)	(163)	2,874	2,269	3,016	12,937	(292)

Realized gain (loss) on investments	12	2,344	99	80,055	8,251	17,833	198,735	52,442
Change in unrealized gain (loss) on investments	1,343	6,089	34,519	42,068	80,512	(10,573)	153,391	166

Net gain (loss) on investments	1,355	8,433	34,618	122,123	88,763	7,260	352,126	52,608

Reinvested capital gains	-	-	2,777	25,966	16,917	9,349	72,984	6,902

Net increase (decrease) in contract owners’ equity resulting from operations	$1,352	8,327	37,232	150,963	107,949	19,625	438,047	59,218

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF2	GBF	GVIDA	NVDBL2
Reinvested dividends	$20,741	626	9,711	9,747	1,019	145,041	70,697	14,311
Mortality and expense risk charges (note 2)	(17,130)	(345)	(5,199)	(6,553)	(1,363)	(86,743)	(63,166)	(9,708)

Net investment income (loss)	3,611	281	4,512	3,194	(344)	58,298	7,531	4,603

Realized gain (loss) on investments	65,877	1,384	6,742	1,801	15,858	(76,613)	493,211	14,962
Change in unrealized gain (loss) on investments	41,799	(2,834)	(31,928)	(37,192)	13,510	(486,451)	692,005	67,957

Net gain (loss) on investments	107,676	(1,450)	(25,186)	(35,391)	29,368	(563,064)	1,185,216	82,919

Reinvested capital gains	31,563	313	4,813	12,383	-	88,247	-	7,676

Net increase (decrease) in contract owners’ equity resulting from operations	$142,850	(856)	(15,861)	(19,814)	29,024	(416,519)	1,192,747	95,198

Investment Activity:	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	MCIF2	SAM
Reinvested dividends	$1,473	123,027	620,965	304,730	202,703	5,693	26,816	-
Mortality and expense risk charges (note 2)	(1,016)	(93,572)	(465,079)	(225,365)	(145,698)	(5,543)	(34,378)	(217,606)

Net investment income (loss)	457	29,455	155,886	79,365	57,005	150	(7,562)	(217,606)

Realized gain (loss) on investments	1,160	407,495	(230,599)	(308,386)	40,863	42,264	99,386	-
Change in unrealized gain (loss) on investments	10,625	(264,296)	5,562,362	3,745,021	832,706	77,405	651,282	-

Net gain (loss) on investments	11,785	143,199	5,331,763	3,436,635	873,569	119,669	750,668	-

Reinvested capital gains	1,242	107,576	-	-	149,511	13,045	74,305	-

Net increase (decrease) in contract owners’ equity resulting from operations	$13,484	280,230	5,487,649	3,516,000	1,080,085	132,864	817,411	(217,606)

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVMIG6	GVDIV3	GVDIV6	NVMLG2	NVMLV2	NVMMG2	NVMMV2	SCGF2
Reinvested dividends	$532	924	12,900	180	37,324	-	2,110	-
Mortality and expense risk charges (note 2)	(480)	(474)	(6,689)	(342)	(38,572)	(1,624)	(1,685)	(9,796)

Net investment income (loss)	52	450	6,211	(162)	(1,248)	(1,624)	425	(9,796)

Realized gain (loss) on investments	1,580	(2,155)	37,448	3,418	173,631	18,009	15,289	43,030
Change in unrealized gain (loss) on investments	7,364	9,777	62,995	3,132	601,299	16,737	21,546	222,030

Net gain (loss) on investments	8,944	7,622	100,443	6,550	774,930	34,746	36,835	265,060

Reinvested capital gains	-	-	-	2,062	163,346	10,707	7,675	43,652

Net increase (decrease) in contract owners’ equity resulting from operations	$8,996	8,072	106,654	8,450	937,028	43,829	44,935	298,916

Investment Activity:	SCVF	SCVF2	SCF	SCF2	NVSTB2	NVOLG1	NVOLG2	NVTIV3
Reinvested dividends	$821	7,589	609	2,046	3,167	379,690	198,943	1,788
Mortality and expense risk charges (note 2)	(957)	(14,568)	(4,570)	(19,230)	(2,866)	(682,867)	(421,173)	(893)

Net investment income (loss)	(136)	(6,979)	(3,961)	(17,184)	301	(303,177)	(222,230)	895

Realized gain (loss) on investments	8,659	117,686	25,699	125,208	216	1,986,642	2,103,450	861
Change in unrealized gain (loss) on investments	19,191	287,801	121,895	420,022	(3,417)	13,188,832	9,923,886	11,996

Net gain (loss) on investments	27,850	405,487	147,594	545,230	(3,201)	15,175,474	12,027,336	12,857

Reinvested capital gains	-	-	-	-	235	-	-	910

Net increase (decrease) in contract owners’ equity resulting from operations	$27,714	398,508	143,633	528,046	(2,665)	14,872,297	11,805,106	14,662

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVRE2	ALVGIB	ALVIVB	ALVPGB	ALVSVB	DVSCS	FCA2S	FHIBS
Reinvested dividends	$17,266	26,845	28,412	-	15,155	3,765	8,172	262,809
Mortality and expense risk charges (note 2)	(16,323)	(27,516)	(6,537)	(9,156)	(42,342)	(3,334)	(12,023)	(44,470)

Net investment income (loss)	943	(671)	21,875	(9,156)	(27,187)	431	(3,851)	218,339

Realized gain (loss) on investments	133,551	26,270	(71,051)	47,965	135,576	58,685	32,813	199,304
Change in unrealized gain (loss) on investments	(213,038)	644,915	151,010	205,146	779,368	37,584	99,108	(209,073)

Net gain (loss) on investments	(79,487)	671,185	79,959	253,111	914,944	96,269	131,921	(9,769)

Reinvested capital gains	106,683	-	-	-	207,062	4,629	22,841	-

Net increase (decrease) in contract owners’ equity resulting from operations	$28,139	670,514	101,834	243,955	1,094,819	101,329	150,911	208,570

Investment Activity:	FVK2	FQB	FQBS	FEIP	FVSS2	FHIP	FAMGP	FAMGS
Reinvested dividends	$-	85,448	187,379	266,899	12,561	462,568	15,669	7,049
Mortality and expense risk charges (note 2)	(2,160)	(21,761)	(51,331)	(151,255)	(21,394)	(117,588)	(21,048)	(11,607)

Net investment income (loss)	(2,160)	63,687	136,048	115,644	(8,833)	344,980	(5,379)	(4,558)

Realized gain (loss) on investments	11,182	8,471	216,701	(212,826)	72,113	(105,887)	32,843	216,358
Change in unrealized gain (loss) on investments	35,082	(74,442)	(374,498)	1,876,559	399,677	126,769	255,137	1,969

Net gain (loss) on investments	46,264	(65,971)	(157,797)	1,663,733	471,790	20,882	287,980	218,327

Reinvested capital gains	16,734	-	-	706,901	-	-	4,271	2,359

Net increase (decrease) in contract owners’ equity resulting from operations	$60,838	(2,284)	(21,749)	2,486,278	462,957	365,862	286,872	216,128

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	FAMG2	FAMP	FAMS	FAM2	FBP	FBS	FB2	FDCA2
Reinvested dividends	$2,908	40,786	22,974	13,248	205,768	40,043	22,302	1,588
Mortality and expense risk charges (note 2)	(4,054)	(36,024)	(16,439)	(10,333)	(197,253)	(30,159)	(20,204)	(13,854)

Net investment income (loss)	(1,146)	4,762	6,535	2,915	8,515	9,884	2,098	(12,266)

Realized gain (loss) on investments	8,355	14,961	16,511	6,549	540,482	120,516	49,725	35,169
Change in unrealized gain (loss) on investments	68,893	315,097	191,990	118,978	1,173,212	252,689	170,389	265,273

Net gain (loss) on investments	77,248	330,058	208,501	125,527	1,713,694	373,205	220,114	300,442

Reinvested capital gains	1,154	6,329	3,850	2,457	615,406	136,177	81,739	110,093

Net increase (decrease) in contract owners’ equity resulting from operations	$77,256	341,149	218,886	130,899	2,337,615	519,266	303,951	398,269

Investment Activity:	FDCAS	FEIS	FEI2	FGIP	FGIS	FGI2	FGP	FGS
Reinvested dividends	$521	204,115	261,214	105,330	119,079	62,449	27,931	17,213
Mortality and expense risk charges (note 2)	(1,878)	(89,780)	(139,254)	(78,143)	(69,478)	(43,787)	(138,671)	(101,178)

Net investment income (loss)	(1,357)	114,335	121,960	27,187	49,601	18,662	(110,740)	(83,965)

Realized gain (loss) on investments	4,744	(95,494)	(421,043)	188,832	265,837	67,625	586,367	1,212,864
Change in unrealized gain (loss) on investments	42,799	1,483,105	2,371,504	1,304,815	1,618,360	996,852	2,478,092	1,900,463

Net gain (loss) on investments	47,543	1,387,611	1,950,461	1,493,647	1,884,197	1,064,477	3,064,459	3,113,327

Reinvested capital gains	15,934	565,646	772,957	-	-	-	6,650	6,211

Net increase (decrease) in contract owners’ equity resulting from operations	$62,120	2,067,592	2,845,378	1,520,834	1,933,798	1,083,139	2,960,369	3,035,573

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	FG2	FHIPR	FHIS	FHI2	FHI2R	FHISR	FIP	FIGBP
Reinvested dividends	$3,204	51,983	215,985	141,005	65,528	24,588	383,967	301,963
Mortality and expense risk charges (note 2)	(78,936)	(14,177)	(38,597)	(29,599)	(13,338)	(4,395)	(252,669)	(168,967)

Net investment income (loss)	(75,732)	37,806	177,388	111,406	52,190	20,193	131,298	132,996

Realized gain (loss) on investments	409,462	19,665	(32,369)	(9,513)	31,561	13,650	380,843	198,739
Change in unrealized gain (loss) on investments	1,812,943	(16,569)	37,324	16,467	(27,869)	(11,241)	5,022,593	(926,796)

Net gain (loss) on investments	2,222,405	3,096	4,955	6,954	3,692	2,409	5,403,436	(728,057)

Reinvested capital gains	4,876	-	-	-	-	-	215,023	154,878

Net increase (decrease) in contract owners’ equity resulting from operations	$2,151,549	40,902	182,343	118,360	55,882	22,602	5,749,757	(440,183)

Investment Activity:	FMCP	FMCS	FMC2	FMMP	FOP	FOS	FO2	FO2R
Reinvested dividends	$13,828	27,207	38,289	2,433	116,545	23,069	18,127	23,658
Mortality and expense risk charges (note 2)	(35,738)	(64,385)	(167,106)	(93,375)	(118,999)	(24,107)	(17,998)	(19,478)

Net investment income (loss)	(21,910)	(37,178)	(128,817)	(90,942)	(2,454)	(1,038)	129	4,180

Realized gain (loss) on investments	32,432	63,596	497,711	-	(261,394)	28,078	(39,563)	159,868
Change in unrealized gain (loss) on investments	450,665	1,067,444	2,243,628	-	2,405,976	571,793	459,768	292,171

Net gain (loss) on investments	483,097	1,131,040	2,741,339	-	2,144,582	599,871	420,205	452,039

Reinvested capital gains	350,628	854,710	1,855,549	-	31,949	6,853	6,248	7,705

Net increase (decrease) in contract owners’ equity resulting from operations	$811,815	1,948,572	4,468,071	(90,942)	2,174,077	605,686	426,582	463,924

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	FOSR	FV2	FVSS	FVS	FAGRS	FAGR2	FTVRDI	TIF
Reinvested dividends	$4,806	3,603	1,388	1,953	-	-	19,848	4,177
Mortality and expense risk charges (note 2)	(4,532)	(4,396)	(1,618)	(2,239)	(468)	(5,661)	(12,429)	(1,816)

Net investment income (loss)	274	(793)	(230)	(286)	(468)	(5,661)	7,419	2,361

Realized gain (loss) on investments	(8,211)	2,932	7,009	7,572	7,528	15,248	50,978	4,388
Change in unrealized gain (loss) on investments	111,959	70,483	35,104	37,380	7,154	136,282	230,030	26,867

Net gain (loss) on investments	103,748	73,415	42,113	44,952	14,682	151,530	281,008	31,255

Reinvested capital gains	1,416	33,749	-	16,366	44	304	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$105,438	106,371	41,883	61,032	14,258	146,173	288,427	33,616

Investment Activity:	FTVFA2	AMSRS	OVGS3	OVGS4	OVGS	OVGSS	OVGIS	OVSC
Reinvested dividends	$51,797	1,860	4,055	32,000	1,828	23,894	39,648	3,975
Mortality and expense risk charges (note 2)	(4,864)	(2,760)	(3,265)	(30,979)	(1,242)	(23,590)	(54,082)	(4,410)

Net investment income (loss)	46,933	(900)	790	1,021	586	304	(14,434)	(435)

Realized gain (loss) on investments	2,061	2,142	21,453	190,507	42,290	35,074	210,145	42,664
Change in unrealized gain (loss) on investments	(37,220)	75,551	46,482	417,715	(16,158)	429,636	1,047,381	85,787

Net gain (loss) on investments	(35,159)	77,693	67,935	608,222	26,132	464,710	1,257,526	128,451

Reinvested capital gains	75,538	-	-	-	-	-	-	5,233

Net increase (decrease) in contract owners’ equity resulting from operations	$87,312	76,793	68,725	609,243	26,718	465,014	1,243,092	133,249

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	OVSCS	OVSB	OVSBS	PMVFAD	PMVLAD	PVGIB	PVTIGB	PVTSCB
Reinvested dividends	$2,883	12,210	298,664	13,034	20,783	1,631	1,627	1,127
Mortality and expense risk charges (note 2)	(4,927)	(2,584)	(71,951)	(9,962)	(16,295)	(1,184)	(1,278)	(1,189)

Net investment income (loss)	(2,044)	9,626	226,713	3,072	4,488	447	349	(62)

Realized gain (loss) on investments	29,768	(74)	91,244	(13,263)	4,761	4,760	(5,766)	19,979
Change in unrealized gain (loss) on investments	101,283	(12,903)	(410,036)	(64,936)	(31,732)	26,413	33,239	12,668

Net gain (loss) on investments	131,051	(12,977)	(318,792)	(78,199)	(26,971)	31,173	27,473	32,647

Reinvested capital gains	4,977	-	-	6,785	-	-	-	1,919

Net increase (decrease) in contract owners’ equity resulting from operations	$133,984	(3,351)	(92,079)	(68,342)	(22,483)	31,620	27,822	34,504

Investment Activity:	PVTVB	ACEG2	ACC2	AVGI	AVCE2	AVIE2	AVMCCI	VWHAS
Reinvested dividends	$5,672	5,130	70,314	2,570	9,904	2,638	1,136	726
Mortality and expense risk charges (note 2)	(8,739)	(25,349)	(57,900)	(2,011)	(9,155)	(2,991)	(1,847)	(1,778)

Net investment income (loss)	(3,067)	(20,219)	12,414	559	749	(353)	(711)	(1,052)

Realized gain (loss) on investments	27,266	94,595	114,003	9,281	42,133	26,788	24,055	240
Change in unrealized gain (loss) on investments	232,252	618,715	1,333,802	36,919	149,591	15,539	6,548	12,178

Net gain (loss) on investments	259,518	713,310	1,447,805	46,200	191,724	42,327	30,603	12,418

Reinvested capital gains	-	-	-	-	-	-	11,471	2,813

Net increase (decrease) in contract owners’ equity resulting from operations	$256,451	693,091	1,460,219	46,759	192,473	41,974	41,363	14,179

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	VWHA	WRASP	WFVSCG
Reinvested dividends	$3,852	29,378	-
Mortality and expense risk charges (note 2)	(5,411)	(26,488)	(1,730)

Net investment income (loss)	(1,559)	2,890	(1,730)

Realized gain (loss) on investments	(14,655)	86,759	9,324
Change in unrealized gain (loss) on investments	37,912	383,944	46,121

Net gain (loss) on investments	23,257	470,703	55,445

Reinvested capital gains	11,013	-	6,362

Net increase (decrease) in contract owners’ equity resulting from operations	$32,711	473,593	60,077

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		MLVGA3		DSIF		DSIFS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,162,279	1,927,062	(4,236)	4,748	5,657	7,107	8,917	10,502
Realized gain (loss) on investments	13,358,499	1,276,650	117,781	55,182	111,621	68,291	263,031	(64,470)
Change in unrealized gain (loss) on investments	77,133,130	51,917,047	94,607	154,587	83,788	(6,581)	198,493	206,918
Reinvested capital gains	8,121,614	7,400,845	89,595	7,548	8,860	39,548	20,411	98,921

Net increase (decrease) in contract owners’ equity resulting from operations	99,775,522	62,521,604	297,747	222,065	209,926	108,365	490,852	251,871

Equity transactions:
Purchase payments received from contract owners (note 3)	8,605,393	10,934,124	12,520	28,979	6,874	3,641	58,521	100,768
Transfers between funds	-	-	(53,149)	139,335	(5,649)	4,999	285,519	(104,167)
Redemptions (note 3)	(95,841,396)	(106,457,905)	(360,784)	(902,576)	(252,114)	(152,711)	(489,394)	(455,688)
Annuity benefits	(111,899)	(232,066)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(32,069)	(35,514)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(24,199)	(38,924)	(76)	(142)	-	(44)	(188)	(110)
Adjustments to maintain reserves	14,617	(72,991)	(100)	(77)	(40)	(9)	(87)	(60)

Net equity transactions	(87,389,553)	(95,903,276)	(401,589)	(734,481)	(250,929)	(144,124)	(145,629)	(459,257)

Net change in contract owners’ equity	12,385,969	(33,381,672)	(103,842)	(512,416)	(41,003)	(35,759)	345,223	(207,386)
Contract owners’ equity beginning of period	507,833,832	541,215,504	2,286,916	2,799,332	748,654	784,413	1,684,440	1,891,826

Contract owners’ equity end of period	$520,219,801	507,833,832	2,183,074	2,286,916	707,651	748,654	2,029,663	1,684,440

CHANGES IN UNITS:
Beginning units	33,696,518	40,215,761	168,317	223,926	50,707	60,844	104,351	133,351
Units purchased	2,525,158	4,045,396	69,690	35,094	1,882	1,764	24,498	20,486
Units redeemed	(7,750,859)	(10,564,639)	(95,857)	(90,703)	(15,872)	(11,901)	(33,075)	(49,486)

Ending units	28,470,817	33,696,518	142,150	168,317	36,717	50,707	95,774	104,351

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DSRG		IVKMG1		IVKMG2		MIGSC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$216	(207)	(162)	(207)	(904)	(764)	(11,316)	(14,648)
Realized gain (loss) on investments	10,554	5,415	547	(1,061)	3,626	(225)	101,107	51,758
Change in unrealized gain (loss) on investments	16,317	4,874	7,290	(489)	27,425	(1,840)	237,783	103,743
Reinvested capital gains	-	-	-	8	-	35	45,052	73,948

Net increase (decrease) in contract owners’ equity resulting from operations	27,087	10,082	7,675	(1,749)	30,147	(2,794)	372,626	214,801

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	(4)	-	223	4,354	5,180
Transfers between funds	(1,986)	(1,795)	-	39,439	34	106,385	15,727	42,985
Redemptions (note 3)	(23,810)	(20,904)	(8,231)	(10,298)	(27,193)	(641)	(353,101)	(180,778)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(70)	-
Adjustments to maintain reserves	8	(16)	(9)	4	(46)	(73)	(114)	(12,508)

Net equity transactions	(25,788)	(22,715)	(8,240)	29,141	(27,205)	105,894	(333,204)	(145,121)

Net change in contract owners’ equity	1,299	(12,633)	(565)	27,392	2,942	103,100	39,422	69,680
Contract owners’ equity beginning of period	88,907	101,540	27,392	-	103,100	-	1,489,341	1,419,661

Contract owners’ equity end of period	$90,206	88,907	26,827	27,392	106,042	103,100	1,528,763	1,489,341

CHANGES IN UNITS:
Beginning units	6,697	8,467	2,807	-	10,573	-	117,108	127,908
Units purchased	-	-	-	3,943	546	10,639	2,767	7,342
Units redeemed	(1,578)	(1,770)	(778)	(1,136)	(3,064)	(66)	(26,522)	(18,142)

Ending units	5,119	6,697	2,029	2,807	8,055	10,573	93,353	117,108

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MMCGSC		MNDSC		MVFSC		MVIVSC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(19,494)	(18,990)	(22,952)	(20,949)	(5,909)	4,147	818	1,301
Realized gain (loss) on investments	14,067	(59,827)	112,940	168,992	247,742	(6,775)	26,748	(258)
Change in unrealized gain (loss) on investments	495,204	303,215	548,208	8,755	583,142	383,335	81,663	43,260
Reinvested capital gains	6,342	-	17,287	171,523	8,655	20,606	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	496,119	224,398	655,483	328,321	833,630	401,313	109,229	44,303

Equity transactions:
Purchase payments received from contract owners (note 3)	26,650	19,820	63,964	16,632	39,628	4,299	2,620	3,648
Transfers between funds	(16,500)	10,121	75,702	(172,066)	846	(77,309)	350,395	181,616
Redemptions (note 3)	(229,777)	(315,573)	(229,248)	(260,007)	(625,843)	(559,678)	(68,432)	(129,853)
Annuity benefits	-	-	-	-	(313)	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(32)	(203)	(54)	(1)	(349)	-	-	(120)
Adjustments to maintain reserves	(149)	(81)	(129)	(118)	(163)	(120)	(25)	(50)

Net equity transactions	(219,808)	(285,916)	(89,765)	(415,560)	(586,194)	(632,808)	284,558	55,241

Net change in contract owners’ equity	276,311	(61,518)	565,718	(87,239)	247,436	(231,495)	393,787	99,544
Contract owners’ equity beginning of period	1,507,545	1,569,063	1,721,451	1,808,690	2,689,342	2,920,837	340,574	241,030

Contract owners’ equity end of period	$1,783,856	1,507,545	2,287,169	1,721,451	2,936,778	2,689,342	734,361	340,574

CHANGES IN UNITS:
Beginning units	154,064	184,236	107,570	134,957	169,504	211,567	28,442	23,076
Units purchased	4,321	6,689	13,454	10,185	7,656	9,827	29,747	18,086
Units redeemed	(23,712)	(36,861)	(18,541)	(37,572)	(40,430)	(51,890)	(9,670)	(12,720)

Ending units	134,673	154,064	102,483	107,570	136,730	169,504	48,519	28,442

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MSVF2		NVAMV2		GVAAA2		GVABD2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$7,809	14,342	2,030	(49)	8,145	9,621	7,688	18,418
Realized gain (loss) on investments	22,457	13,983	1,616	1,569	290,807	184,641	44,885	114,481
Change in unrealized gain (loss) on investments	(34,974)	4,068	20,270	332	571,203	395,383	(108,314)	(60,994)
Reinvested capital gains	-	-	2,474	1,577	1,044	-	397	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,708)	32,393	26,390	3,429	871,199	589,645	(55,344)	71,905

Equity transactions:
Purchase payments received from contract owners (note 3)	48,335	15,474	-	-	46,866	7,849	365	5,058
Transfers between funds	305,320	(19,959)	244,316	24,093	209,596	662,005	(174,029)	117,242
Redemptions (note 3)	(391,537)	(98,850)	(4,267)	(6,409)	(586,254)	(1,394,851)	(286,363)	(373,782)
Annuity benefits	(176)	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(23)	(12)	-	-	(259)	(649)	(79)	(296)
Adjustments to maintain reserves	(63)	19	(6)	16	(77)	(72)	(87)	(68)

Net equity transactions	(38,144)	(103,328)	240,043	17,700	(330,128)	(725,718)	(460,193)	(251,846)

Net change in contract owners’ equity	(42,852)	(70,935)	266,433	21,129	541,071	(136,073)	(515,537)	(179,941)
Contract owners’ equity beginning of period	366,476	437,411	33,462	12,333	4,121,963	4,258,036	1,741,630	1,921,571

Contract owners’ equity end of period	$323,624	366,476	299,895	33,462	4,663,034	4,121,963	1,226,093	1,741,630

CHANGES IN UNITS:
Beginning units	28,028	36,118	2,136	896	349,039	412,268	145,295	166,344
Units purchased	26,884	2,137	12,829	1,852	23,242	78,383	2,405	31,696
Units redeemed	(31,181)	(10,227)	(302)	(612)	(49,207)	(141,612)	(41,452)	(52,745)

Ending units	23,731	28,028	14,663	2,136	323,074	349,039	106,248	145,295

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

		GVAGG2		GVAGR2		GVAGI2		HIBF3
		2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$	(13,090)	(3,795)	(20,021)	(21,522)	(93)	(231)	11,508	17,175
Realized gain (loss) on investments		124,478	141,830	91,801	193,898	49,407	57,874	3,028	2,950
Change in unrealized gain (loss) on investments		346,902	193,515	607,501	214,263	172,796	45,630	(2,532)	2,258
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		458,290	331,550	679,281	386,639	222,110	103,273	12,004	22,383

Equity transactions:
Purchase payments received from contract owners (note 3)		720	16,054	3,680	8,985	365	15,667	53,264	285
Transfers between funds		(1,609)	116,209	(19,222)	23,293	109,638	37,150	(7,492)	142,875
Redemptions (note 3)		(296,129)	(308,403)	(172,769)	(386,843)	(129,199)	(146,228)	(87,317)	(33,254)
Annuity benefits		-	(8,662)	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(20)	(540)	(189)	(148)	(8)	(31)	-	-
Adjustments to maintain reserves		(79)	(282)	(69)	(67)	(59)	(62)	(17)	2

Net equity transactions		(297,117)	(185,624)	(188,569)	(354,780)	(19,263)	(93,504)	(41,562)	109,908

Net change in contract owners’ equity		161,173	145,926	490,712	31,859	202,847	9,769	(29,558)	132,291
Contract owners’ equity beginning of period		1,825,283	1,679,357	2,515,127	2,483,268	670,502	660,733	246,111	113,820

Contract owners’ equity end of period	$	1,986,456	1,825,283	3,005,839	2,515,127	873,349	670,502	216,553	246,111

CHANGES IN UNITS:
Beginning units		147,651	163,280	227,329	261,053	69,933	79,874	15,782	8,261
Units purchased		3,048	19,738	2,229	17,354	11,166	12,082	3,836	11,085
Units redeemed		(24,435)	(35,367)	(17,693)	(51,078)	(11,813)	(22,023)	(6,468)	(3,564)

Ending units		126,264	147,651	211,865	227,329	69,286	69,933	13,150	15,782

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GEM2		GEM6		NVIE6		NVNMO2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(410)	(3,456)	(6,086)	(25,053)	(907)	(755)	228	(334)
Realized gain (loss) on investments	2,498	(51,005)	35,442	105,192	135	(3,184)	6,522	(3,780)
Change in unrealized gain (loss) on investments	(4,513)	114,178	(63,028)	327,752	24,101	21,887	11,195	5,003
Reinvested capital gains	-	-	-	-	-	-	4,849	4,052

Net increase (decrease) in contract owners’ equity resulting from operations	(2,425)	59,717	(33,672)	407,891	23,329	17,948	22,794	4,941

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	5,593	42,564	-	-	-	1,750
Transfers between funds	-	(16,084)	(527,770)	(82,734)	7,546	(14,104)	91,466	-
Redemptions (note 3)	(43,546)	(115,793)	(245,662)	(645,983)	(3,739)	(3,207)	(3,949)	(38,526)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(6)	(899)	-	-	-	(239)
Adjustments to maintain reserves	(66)	(40)	(123)	(167)	(30)	(8)	(3)	(8)

Net equity transactions	(43,612)	(131,917)	(767,968)	(687,219)	3,777	(17,319)	87,514	(37,023)

Net change in contract owners’ equity	(46,037)	(72,200)	(801,640)	(279,328)	27,106	629	110,308	(32,082)
Contract owners’ equity beginning of period	354,705	426,905	2,731,634	3,010,962	139,291	138,662	18,185	50,267

Contract owners’ equity end of period	$308,668	354,705	1,929,994	2,731,634	166,397	139,291	128,493	18,185

CHANGES IN UNITS:
Beginning units	13,083	18,184	134,692	171,283	17,583	19,969	2,062	6,528
Units purchased	-	-	16,724	31,186	1,058	1,055	12,625	217
Units redeemed	(1,626)	(5,101)	(55,758)	(67,777)	(569)	(3,441)	(4,439)	(4,683)

Ending units	11,457	13,083	95,658	134,692	18,072	17,583	10,248	2,062

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVNSR1		NVNSR2		NVCRA2		NVCRB2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3)	(38)	(106)	(73)	(163)	33	2,874	8,469
Realized gain (loss) on investments	12	1,107	2,344	(641)	99	(127)	80,055	17,687
Change in unrealized gain (loss) on investments	1,343	(225)	6,089	3,504	34,519	6,365	42,068	40,490
Reinvested capital gains	-	-	-	-	2,777	3,298	25,966	14,596

Net increase (decrease) in contract owners’ equity resulting from operations	1,352	844	8,327	2,790	37,232	9,569	150,963	81,242

Equity transactions:
Purchase payments received from contract owners (note 3)	2,000	-	-	-	-	-	-	1
Transfers between funds	-	(4,215)	11,304	(10,411)	961,134	50,740	23,805	709,712
Redemptions (note 3)	-	-	(1,287)	(10,535)	(2,651)	(6,000)	(486,057)	(104,846)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(42)	-	-	-	-
Adjustments to maintain reserves	(1)	(5)	(12)	3	(5)	(3)	2	(34)

Net equity transactions	1,999	(4,220)	10,005	(20,985)	958,478	44,737	(462,250)	604,833

Net change in contract owners’ equity	3,351	(3,376)	18,332	(18,195)	995,710	54,306	(311,287)	686,075
Contract owners’ equity beginning of period	2,965	6,341	14,690	32,885	104,642	50,336	1,312,131	626,056

Contract owners’ equity end of period	$6,316	2,965	33,022	14,690	1,100,352	104,642	1,000,844	1,312,131

CHANGES IN UNITS:
Beginning units	288	676	1,429	3,525	10,678	5,865	119,404	62,474
Units purchased	159	689	1,846	47	77,203	5,441	2,113	66,682
Units redeemed	-	(1,077)	(929)	(2,143)	(252)	(628)	(41,131)	(9,752)

Ending units	447	288	2,346	1,429	87,629	10,678	80,386	119,404

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,269	1,047	3,016	3,714	12,937	11,323	(292)	663
Realized gain (loss) on investments	8,251	4,269	17,833	7,843	198,735	50,866	52,442	962
Change in unrealized gain (loss) on investments	80,512	45,134	(10,573)	12,333	153,391	154,772	166	49,743
Reinvested capital gains	16,917	7,567	9,349	8,423	72,984	36,826	6,902	13,785

Net increase (decrease) in contract owners’ equity resulting from operations	107,949	58,017	19,625	32,313	438,047	253,787	59,218	65,153

Equity transactions:
Purchase payments received from contract owners (note 3)	183	-	10,845	84,116	11,908	20,220	23,777	-
Transfers between funds	(5,830)	47,037	241,286	6,527	572,514	536,131	(19,659)	-
Redemptions (note 3)	(13,395)	(13,294)	(257,781)	(66,641)	(876,929)	(267,950)	(438,894)	(2,327)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(162)	-	-	-
Adjustments to maintain reserves	(27)	4	(14)	(18)	(65)	(7,693)	(1)	(12)

Net equity transactions	(19,069)	33,747	(5,664)	23,984	(292,734)	280,708	(434,777)	(2,339)

Net change in contract owners’ equity	88,880	91,764	13,961	56,297	145,313	534,495	(375,559)	62,814
Contract owners’ equity beginning of period	551,174	459,410	567,691	511,394	2,635,425	2,100,930	552,039	489,225

Contract owners’ equity end of period	$640,054	551,174	581,652	567,691	2,780,738	2,635,425	176,480	552,039

CHANGES IN UNITS:
Beginning units	52,398	49,033	49,725	47,563	243,547	213,213	53,785	54,021
Units purchased	15	4,695	23,622	16,651	59,185	62,063	2,201	-
Units redeemed	(1,646)	(1,330)	(24,380)	(14,489)	(81,605)	(31,729)	(42,027)	(236)

Ending units	50,767	52,398	48,967	49,725	221,127	243,547	13,959	53,785

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCMC2		NVCBD1		NVCBD2		NVLCP2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$3,611	10,823	281	1,391	4,512	9,514	3,194	6,455
Realized gain (loss) on investments	65,877	20,712	1,384	200	6,742	9,950	1,801	10,898
Change in unrealized gain (loss) on investments	41,799	26,175	(2,834)	810	(31,928)	11,772	(37,192)	5,325
Reinvested capital gains	31,563	18,884	313	400	4,813	3,569	12,383	13,976

Net increase (decrease) in contract owners’ equity resulting from operations	142,850	76,594	(856)	2,801	(15,861)	34,805	(19,814)	36,654

Equity transactions:
Purchase payments received from contract owners (note 3)	8,371	180,325	440	398	-	-	60,000	29,616
Transfers between funds	(4,329)	897,601	(32,685)	43,684	(90,964)	150,994	12,557	143,895
Redemptions (note 3)	(563,343)	(381,234)	(6,232)	(1,331)	(69,671)	(91,236)	(83,020)	(137,834)
Annuity benefits	-	-	-	-	-	(9,431)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(559)	-	-	-	-	(147)	-	-
Adjustments to maintain reserves	1	(40)	1	1	(28)	(127)	(41)	(24)

Net equity transactions	(559,859)	696,652	(38,476)	42,752	(160,663)	50,053	(10,504)	35,653

Net change in contract owners’ equity	(417,009)	773,246	(39,332)	45,553	(176,524)	84,858	(30,318)	72,307
Contract owners’ equity beginning of period	1,571,383	798,137	62,811	17,258	572,467	487,609	627,263	554,956

Contract owners’ equity end of period	$1,154,374	1,571,383	23,479	62,811	395,943	572,467	596,945	627,263

CHANGES IN UNITS:
Beginning units	140,692	77,901	4,978	1,463	45,792	40,740	46,546	43,614
Units purchased	763	99,073	473	3,621	2,986	19,065	10,122	19,643
Units redeemed	(47,423)	(36,282)	(3,532)	(106)	(16,097)	(14,013)	(10,931)	(16,711)

Ending units	94,032	140,692	1,919	4,978	32,681	45,792	45,737	46,546

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TRF2		GBF		GVIDA		NVDBL2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(344)	(220)	58,298	85,874	7,531	16,333	4,603	6,584
Realized gain (loss) on investments	15,858	10,623	(76,613)	76,916	493,211	(648,080)	14,962	8,901
Change in unrealized gain (loss) on investments	13,510	4,720	(486,451)	(276,686)	692,005	1,470,060	67,957	15,366
Reinvested capital gains	-	-	88,247	299,328	-	-	7,676	6,585

Net increase (decrease) in contract owners’ equity resulting from operations	29,024	15,123	(416,519)	185,432	1,192,747	838,313	95,198	37,436

Equity transactions:
Purchase payments received from contract owners (note 3)	183	1,315	104,390	83,541	511,415	21,303	4,627	1,564
Transfers between funds	(301)	(32,987)	(48,104)	(86,337)	(957,013)	(540,824)	94,740	467,982
Redemptions (note 3)	(40,902)	(12,180)	(1,253,355)	(1,747,707)	(1,814,314)	(996,605)	(67,354)	(68,576)
Annuity benefits	-	-	(189)	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(343)	(725)	(14)	(191)	-	-
Adjustments to maintain reserves	(12)	(18)	(239)	(13,866)	(118)	(117)	(40)	12

Net equity transactions	(41,032)	(43,870)	(1,197,840)	(1,765,094)	(2,260,044)	(1,516,434)	31,973	400,982

Net change in contract owners’ equity	(12,008)	(28,747)	(1,614,359)	(1,579,662)	(1,067,297)	(678,121)	127,171	438,418
Contract owners’ equity beginning of period	115,867	144,614	8,499,038	10,078,700	5,789,106	6,467,227	766,330	327,912

Contract owners’ equity end of period	$103,859	115,867	6,884,679	8,499,038	4,721,809	5,789,106	893,501	766,330

CHANGES IN UNITS:
Beginning units	11,407	15,998	567,012	684,735	381,495	490,510	56,679	26,280
Units purchased	15	165	40,882	84,873	44,161	6,138	7,858	35,622
Units redeemed	(3,463)	(4,756)	(125,216)	(202,596)	(178,006)	(115,153)	(5,630)	(5,223)

Ending units	7,959	11,407	482,678	567,012	247,650	381,495	58,907	56,679

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVDCA2		GVIDC		GVIDM		GVDMA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$457	628	29,455	41,432	155,886	142,902	79,365	58,660
Realized gain (loss) on investments	1,160	572	407,495	92,099	(230,599)	(758,420)	(308,386)	(764,671)
Change in unrealized gain (loss) on investments	10,625	2,247	(264,296)	116,491	5,562,362	4,396,385	3,745,021	2,998,831
Reinvested capital gains	1,242	848	107,576	131,239	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,484	4,295	280,230	381,261	5,487,649	3,780,867	3,516,000	2,292,820

Equity transactions:
Purchase payments received from contract owners (note 3)	250	-	16,182	60,477	157,327	255,074	54,781	56,804
Transfers between funds	6,335	56,268	(158,155)	(77,141)	32,608	31,611	(151,729)	(1,474,670)
Redemptions (note 3)	(4,861)	-	(2,387,331)	(1,255,001)	(5,915,569)	(8,474,215)	(2,108,580)	(3,337,443)
Annuity benefits	-	-	(35,862)	(56,949)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(316)	(273)	(1,865)	(8,551)	(336)	(3,209)
Adjustments to maintain reserves	3	(19)	9,022	9,136	(127)	(226)	(199)	(163)

Net equity transactions	1,727	56,249	(2,556,460)	(1,319,751)	(5,727,626)	(8,196,307)	(2,206,063)	(4,758,681)

Net change in contract owners’ equity	15,211	60,544	(2,276,230)	(938,490)	(239,977)	(4,415,440)	1,309,937	(2,465,861)
Contract owners’ equity beginning of period	75,747	15,203	9,341,665	10,280,155	38,727,445	43,142,885	18,035,302	20,501,163

Contract owners’ equity end of period	$90,958	75,747	7,065,435	9,341,665	38,487,468	38,727,445	19,345,239	18,035,302

CHANGES IN UNITS:
Beginning units	5,217	1,156	682,003	777,693	2,626,392	3,201,807	1,190,812	1,518,527
Units purchased	406	4,329	15,815	52,507	56,920	81,384	26,451	9,278
Units redeemed	(314)	(268)	(203,750)	(148,197)	(415,188)	(656,799)	(161,499)	(336,993)

Ending units	5,309	5,217	494,068	682,003	2,268,124	2,626,392	1,055,764	1,190,812

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDMC		MCIF		MCIF2		SAM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$57,005	57,998	150	(1,258)	(7,562)	(8,966)	(217,606)	(210,914)
Realized gain (loss) on investments	40,863	(119,466)	42,264	23,915	99,386	(28,148)	-	-
Change in unrealized gain (loss) on investments	832,706	901,405	77,405	20,331	651,282	282,392	-	-
Reinvested capital gains	149,511	54,290	13,045	36,645	74,305	198,403	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,080,085	894,227	132,864	79,633	817,411	443,681	(217,606)	(210,914)

Equity transactions:
Purchase payments received from contract owners (note 3)	114,439	183,058	11,317	9,048	60,319	13,888	2,122,214	5,676,425
Transfers between funds	(126,028)	(292,376)	36,118	(55,335)	(12,493)	(23,388)	5,521,195	9,442,750
Redemptions (note 3)	(1,662,271)	(2,224,070)	(73,351)	(170,573)	(599,419)	(581,158)	(9,698,701)	(11,984,564)
Annuity benefits	(44,743)	(43,176)	-	-	-	-	(3,352)	(3,868)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(838)	(1,323)	-	(195)	(79)	(36)	(3,197)	(2,666)
Adjustments to maintain reserves	11,643	11,057	(43)	(20)	(62)	(137)	691	(3,165)

Net equity transactions	(1,707,798)	(2,366,830)	(25,959)	(217,075)	(551,734)	(590,831)	(2,061,150)	3,124,912

Net change in contract owners’ equity	(627,713)	(1,472,603)	106,905	(137,442)	265,677	(147,150)	(2,278,756)	2,913,998
Contract owners’ equity beginning of period	12,613,320	14,085,923	433,046	570,488	2,859,404	3,006,554	22,668,009	19,754,011

Contract owners’ equity end of period	$11,985,607	12,613,320	539,951	433,046	3,125,081	2,859,404	20,389,253	22,668,009

CHANGES IN UNITS:
Beginning units	859,822	1,025,896	22,520	34,406	159,612	194,704	2,162,305	1,866,040
Units purchased	14,823	34,840	2,787	1,280	5,596	7,866	974,326	1,680,480
Units redeemed	(125,760)	(200,914)	(3,938)	(13,166)	(32,024)	(42,958)	(1,171,445)	(1,384,215)

Ending units	748,885	859,822	21,369	22,520	133,184	159,612	1,965,186	2,162,305

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMIG6		GVDIV3		GVDIV6		NVMLG2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$52	(61)	450	(393)	6,211	(6,897)	(162)	(270)
Realized gain (loss) on investments	1,580	199	(2,155)	(13,912)	37,448	(60,533)	3,418	4,767
Change in unrealized gain (loss) on investments	7,364	1,551	9,777	21,868	62,995	152,667	3,132	(2,912)
Reinvested capital gains	-	-	-	-	-	-	2,062	521

Net increase (decrease) in contract owners’ equity resulting from operations	8,996	1,689	8,072	7,563	106,654	85,237	8,450	2,106

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	55,630	8,971	-	-
Transfers between funds	43,561	10,738	(2)	62	14,756	(3,694)	21,989	(42,144)
Redemptions (note 3)	(12,953)	(1,245)	(20,761)	(11,416)	(211,907)	(260,613)	(5,097)	(7,206)
Annuity benefits	-	-	-	-	(129)	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(232)	(166)	-	-
Adjustments to maintain reserves	(11)	2	4	(16)	272	(96)	8	35,818

Net equity transactions	30,597	9,495	(20,759)	(11,370)	(141,610)	(255,598)	16,900	(13,532)

Net change in contract owners’ equity	39,593	11,184	(12,687)	(3,807)	(34,956)	(170,361)	25,350	(11,426)
Contract owners’ equity beginning of period	18,659	7,475	56,211	60,018	636,623	806,984	19,625	31,051

Contract owners’ equity end of period	$58,252	18,659	43,524	56,211	601,667	636,623	44,975	19,625

CHANGES IN UNITS:
Beginning units	1,979	913	5,152	6,384	59,971	87,806	1,938	3,526
Units purchased	4,471	1,207	-	7	6,131	11,319	4,225	577
Units redeemed	(1,297)	(141)	(1,817)	(1,239)	(19,944)	(39,154)	(2,822)	(2,165)

Ending units	5,153	1,979	3,335	5,152	46,158	59,971	3,341	1,938

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMLV2		NVMMG2		NVMMV2		SCGF2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,248)	(4,086)	(1,624)	(1,464)	425	24	(9,796)	(10,566)
Realized gain (loss) on investments	173,631	100,184	18,009	17,378	15,289	9,432	43,030	(26,824)
Change in unrealized gain (loss) on investments	601,299	369,806	16,737	(12,493)	21,546	(2,718)	222,030	151,321
Reinvested capital gains	163,346	-	10,707	14,506	7,675	13,627	43,652	-

Net increase (decrease) in contract owners’ equity resulting from operations	937,028	465,904	43,829	17,927	44,935	20,365	298,916	113,931

Equity transactions:
Purchase payments received from contract owners (note 3)	31,648	28,632	-	-	-	18	4,005	22,023
Transfers between funds	248,246	(55,123)	(3,462)	38,130	41,644	3,164	34,722	(114,576)
Redemptions (note 3)	(517,839)	(595,536)	(96,372)	(25,577)	(28,436)	(29,045)	(260,791)	(175,113)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(102)	(480)	(28)	-	-	-	(25)	-
Adjustments to maintain reserves	(163)	(149)	(10)	(18)	(14)	(14)	(111)	(57)

Net equity transactions	(238,210)	(622,656)	(99,872)	12,535	13,194	(25,877)	(222,200)	(267,723)

Net change in contract owners’ equity	698,818	(156,752)	(56,043)	30,462	58,129	(5,512)	76,716	(153,792)
Contract owners’ equity beginning of period	2,938,288	3,095,040	144,685	114,223	142,112	147,624	824,897	978,689

Contract owners’ equity end of period	$3,637,106	2,938,288	88,642	144,685	200,241	142,112	901,613	824,897

CHANGES IN UNITS:
Beginning units	308,304	377,522	13,885	12,359	12,485	14,918	73,482	97,338
Units purchased	26,334	5,913	2,137	8,905	5,776	1,438	3,405	2,807
Units redeemed	(48,576)	(75,131)	(9,754)	(7,379)	(5,161)	(3,871)	(20,139)	(26,663)

Ending units	286,062	308,304	6,268	13,885	13,100	12,485	56,748	73,482

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SCVF		SCVF2		SCF		SCF2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(136)	(550)	(6,979)	(8,361)	(3,961)	(3,767)	(17,184)	(19,553)
Realized gain (loss) on investments	8,659	22,991	117,686	66,519	25,699	(16,592)	125,208	66,922
Change in unrealized gain (loss) on investments	19,191	(6,696)	287,801	163,591	121,895	75,536	420,022	165,373
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	27,714	15,745	398,508	221,749	143,633	55,177	528,046	212,742

Equity transactions:
Purchase payments received from contract owners (note 3)	-	18	14,014	12,932	5,383	781	24,993	77,748
Transfers between funds	21,538	(1,348)	(22,236)	(120,399)	(4,284)	(6,896)	(90,395)	40,796
Redemptions (note 3)	(8,301)	(50,399)	(258,678)	(293,622)	(216,793)	(51,584)	(281,763)	(396,949)
Annuity benefits	-	-	-	-	-	-	(96)	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6)	(236)	(21)	(92)	-	-	-	(30)
Adjustments to maintain reserves	(8)	12	(123)	(142)	(31)	(27)	235	(120)

Net equity transactions	13,223	(51,953)	(267,044)	(401,323)	(215,725)	(57,726)	(347,026)	(278,555)

Net change in contract owners’ equity	40,937	(36,208)	131,464	(179,574)	(72,092)	(2,549)	181,020	(65,813)
Contract owners’ equity beginning of period	70,137	106,345	1,151,046	1,330,620	403,394	405,943	1,562,364	1,628,177

Contract owners’ equity end of period	$111,074	70,137	1,282,510	1,151,046	331,302	403,394	1,743,384	1,562,364

CHANGES IN UNITS:
Beginning units	3,962	7,164	72,656	99,821	22,240	25,567	87,173	103,697
Units purchased	1,258	17	4,687	7,494	237	91	1,630	11,406
Units redeemed	(696)	(3,219)	(18,821)	(34,659)	(9,400)	(3,418)	(19,042)	(27,930)

Ending units	4,524	3,962	58,522	72,656	13,077	22,240	69,761	87,173

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVSTB2		NVOLG1		NVOLG2		NVTIV3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$301	456	(303,177)	(353,246)	(222,230)	(252,416)	895	507
Realized gain (loss) on investments	216	5,686	1,986,642	981,285	2,103,450	712,772	861	(5,881)
Change in unrealized gain (loss) on investments	(3,417)	936	13,188,832	7,206,624	9,923,886	5,879,815	11,996	9,478
Reinvested capital gains	235	-	-	-	-	-	910	289

Net increase (decrease) in contract owners’ equity resulting from operations	(2,665)	7,078	14,872,297	7,834,663	11,805,106	6,340,171	14,662	4,393

Equity transactions:
Purchase payments received from contract owners (note 3)	5,112	14,584	492,925	529,277	611,779	426,061	-	18
Transfers between funds	80,668	194,415	(1,011,214)	(2,026,594)	(1,373,470)	(1,592,288)	60,056	13,829
Redemptions (note 3)	(54,189)	(278,070)	(6,639,262)	(8,217,044)	(6,647,996)	(6,182,959)	(5,837)	(28,962)
Annuity benefits	-	-	(9,942)	(8,984)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(13,298)	(14,587)	-	-	-	-
Contingent deferred sales charges (note 2)	(95)	-	(1,607)	(2,595)	(2,594)	(1,554)	-	-
Adjustments to maintain reserves	13	(21)	570	13	524	(309)	(48)	13

Net equity transactions	31,509	(69,092)	(7,181,828)	(9,740,514)	(7,411,757)	(7,351,049)	54,171	(15,102)

Net change in contract owners’ equity	28,844	(62,014)	7,690,469	(1,905,851)	4,393,349	(1,010,878)	68,833	(10,709)
Contract owners’ equity beginning of period	259,530	321,544	46,201,625	48,107,476	37,602,034	38,612,912	34,230	44,939

Contract owners’ equity end of period	$288,374	259,530	53,892,094	46,201,625	41,995,383	37,602,034	103,063	34,230

CHANGES IN UNITS:
Beginning units	23,857	30,298	2,940,828	3,585,150	2,393,758	2,880,060	2,457	3,812
Units purchased	8,566	25,769	35,025	41,806	50,304	41,276	6,538	1,260
Units redeemed	(5,657)	(32,210)	(432,061)	(686,128)	(462,605)	(527,578)	(2,792)	(2,615)

Ending units	26,766	23,857	2,543,792	2,940,828	1,981,457	2,393,758	6,203	2,457

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVRE2		ALVGIB		ALVIVB		ALVPGB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$943	(5,220)	(671)	3,719	21,875	566	(9,156)	(9,791)
Realized gain (loss) on investments	133,551	201,048	26,270	(180,679)	(71,051)	(49,314)	47,965	21,089
Change in unrealized gain (loss) on investments	(213,038)	(134,501)	644,915	517,027	151,010	111,826	205,146	117,240
Reinvested capital gains	106,683	147,583	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	28,139	208,910	670,514	340,067	101,834	63,078	243,955	128,538

Equity transactions:
Purchase payments received from contract owners (note 3)	28,726	6,144	11,028	17,177	-	-	2,357	10,425
Transfers between funds	(123,334)	61,826	(18,006)	(146,639)	(39,845)	-	32,301	(18,659)
Redemptions (note 3)	(208,295)	(370,142)	(296,909)	(284,431)	(103,889)	(76,435)	(178,740)	(201,475)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(208)	(16)	(93)	-	(16)	(93)	(88)	(30)
Adjustments to maintain reserves	(90)	(118)	(137)	(5,519)	(118)	(70)	(73)	(63)

Net equity transactions	(303,201)	(302,306)	(304,117)	(419,412)	(143,868)	(76,598)	(144,243)	(209,802)

Net change in contract owners’ equity	(275,062)	(93,396)	366,397	(79,345)	(42,034)	(13,520)	99,712	(81,264)
Contract owners’ equity beginning of period	1,507,897	1,601,293	2,159,417	2,238,762	533,162	546,682	794,962	876,226

Contract owners’ equity end of period	$1,232,835	1,507,897	2,525,814	2,159,417	491,128	533,162	894,674	794,962

CHANGES IN UNITS:
Beginning units	135,620	164,658	159,612	191,364	35,750	41,255	67,993	86,429
Units purchased	8,964	28,158	4,576	7,811	-	-	3,794	4,366
Units redeemed	(35,390)	(57,196)	(23,872)	(39,563)	(8,489)	(5,505)	(15,080)	(22,802)

Ending units	109,194	135,620	140,316	159,612	27,261	35,750	56,707	67,993

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ALVSVB		DVSCS		FCA2S		FHIBS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(27,187)	(28,727)	431	(2,109)	(3,851)	(10,212)	218,339	282,096
Realized gain (loss) on investments	135,576	(106,888)	58,685	21,319	32,813	12,121	199,304	481,962
Change in unrealized gain (loss) on investments	779,368	533,345	37,584	17,283	99,108	32,383	(209,073)	(198,473)
Reinvested capital gains	207,062	102,230	4,629	13,768	22,841	67,044	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,094,819	499,960	101,329	50,261	150,911	101,336	208,570	565,585

Equity transactions:
Purchase payments received from contract owners (note 3)	5,762	108,193	3,675	2,341	21,455	12,153	48,687	38,006
Transfers between funds	62,490	56,917	13,489	(7,209)	9,849	(37,532)	(200,680)	143,409
Redemptions (note 3)	(451,899)	(536,608)	(92,860)	(168,411)	(246,901)	(166,890)	(877,394)	(1,218,213)
Annuity benefits	-	-	-	-	-	-	(45)	(10,300)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(24)	(663)	(122)	(3)	(147)	-	(338)	(256)
Adjustments to maintain reserves	(259)	(7,192)	(48)	(24)	(58)	(61)	(145)	(294)

Net equity transactions	(383,930)	(379,353)	(75,866)	(173,306)	(215,802)	(192,330)	(1,029,915)	(1,047,648)

Net change in contract owners’ equity	710,889	120,607	25,463	(123,045)	(64,891)	(90,994)	(821,345)	(482,063)
Contract owners’ equity beginning of period	3,211,062	3,090,455	297,485	420,530	1,087,947	1,178,941	4,291,225	4,773,288

Contract owners’ equity end of period	$3,921,951	3,211,062	322,948	297,485	1,023,056	1,087,947	3,469,880	4,291,225

CHANGES IN UNITS:
Beginning units	152,995	172,111	15,639	25,279	93,020	109,751	200,341	251,671
Units purchased	9,728	16,431	1,025	201	5,016	2,505	10,867	23,502
Units redeemed	(25,174)	(35,547)	(4,484)	(9,841)	(21,927)	(19,236)	(57,422)	(74,832)

Ending units	137,549	152,995	12,180	15,639	76,109	93,020	153,786	200,341

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FVK2		FQB		FQBS		FEIP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(2,160)	(2,921)	63,687	65,765	136,048	152,756	115,644	157,212
Realized gain (loss) on investments	11,182	16,785	8,471	9,113	216,701	103,551	(212,826)	(418,916)
Change in unrealized gain (loss) on investments	35,082	29,206	(74,442)	99,566	(374,498)	189,548	1,876,559	1,111,613
Reinvested capital gains	16,734	-	-	-	-	-	706,901	630,613

Net increase (decrease) in contract owners’ equity resulting from operations	60,838	43,070	(2,284)	174,444	(21,749)	445,855	2,486,278	1,480,522

Equity transactions:
Purchase payments received from contract owners (note 3)	897	839	48,702	4,554	37,912	72,992	110,069	55,602
Transfers between funds	(16,115)	(4,813)	(27,590)	93,686	(448,345)	380,405	35,446	(21,126)
Redemptions (note 3)	(34,398)	(170,975)	(287,718)	(312,637)	(896,331)	(1,447,354)	(1,116,646)	(1,769,491)
Annuity benefits	-	(641)	-	-	-	-	(1,487)	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(2,027)	(2,140)
Contingent deferred sales charges (note 2)	-	-	(108)	-	(243)	(123)	(143)	(582)
Adjustments to maintain reserves	(29)	(11)	(8)	(3)	(181)	(5,835)	(96)	(107)

Net equity transactions	(49,645)	(175,601)	(266,722)	(214,400)	(1,307,188)	(999,915)	(974,884)	(1,737,844)

Net change in contract owners’ equity	11,193	(132,531)	(269,006)	(39,956)	(1,328,937)	(554,060)	1,511,394	(257,322)
Contract owners’ equity beginning of period	180,401	312,932	2,091,411	2,131,367	5,411,479	5,965,539	9,705,262	9,962,584

Contract owners’ equity end of period	$191,594	180,401	1,822,405	2,091,411	4,082,542	5,411,479	11,216,656	9,705,262

CHANGES IN UNITS:
Beginning units	16,007	32,109	134,422	148,536	354,638	421,885	507,520	602,683
Units purchased	68	334	6,749	9,688	10,773	40,047	22,034	13,823
Units redeemed	(3,796)	(16,436)	(23,730)	(23,802)	(97,103)	(107,294)	(65,936)	(108,986)

Ending units	12,279	16,007	117,441	134,422	268,308	354,638	463,618	507,520

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FVSS2		FHIP		FAMGP		FAMGS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(8,833)	(13,506)	344,980	374,059	(5,379)	(2,493)	(4,558)	3,445
Realized gain (loss) on investments	72,113	35,597	(105,887)	(162,029)	32,843	66,866	216,358	34,272
Change in unrealized gain (loss) on investments	399,677	357,830	126,769	875,596	255,137	134,258	1,969	120,135
Reinvested capital gains	-	-	-	-	4,271	5,015	2,359	4,333

Net increase (decrease) in contract owners’ equity resulting from operations	462,957	379,921	365,862	1,087,626	286,872	203,646	216,128	162,185

Equity transactions:
Purchase payments received from contract owners (note 3)	69,884	29,305	38,372	40,969	10,577	23,261	1,094	623
Transfers between funds	(34,785)	(95,486)	(106,062)	(87,972)	(7,206)	503	(18,633)	2,583
Redemptions (note 3)	(177,390)	(260,007)	(1,255,012)	(1,329,944)	(74,890)	(377,719)	(565,283)	(200,081)
Annuity benefits	(78)	-	(1,670)	(1,568)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,647)	(1,974)	(335)	(386)	-	-
Contingent deferred sales charges (note 2)	-	-	(106)	(47)	(69)	(27)	-	-
Adjustments to maintain reserves	(265)	(6,250)	199	106	(42)	(25)	(33)	(55)

Net equity transactions	(142,634)	(332,438)	(1,325,926)	(1,380,430)	(71,965)	(354,393)	(582,855)	(196,930)

Net change in contract owners’ equity	320,323	47,483	(960,064)	(292,804)	214,907	(150,747)	(366,727)	(34,745)
Contract owners’ equity beginning of period	1,671,735	1,624,252	8,862,838	9,155,642	1,401,654	1,552,401	1,197,887	1,232,632

Contract owners’ equity end of period	$1,992,058	1,671,735	7,902,774	8,862,838	1,616,561	1,401,654	831,160	1,197,887

CHANGES IN UNITS:
Beginning units	99,887	121,353	527,758	614,623	83,931	105,897	84,963	99,796
Units purchased	6,158	5,976	8,573	6,649	1,982	1,485	93	232
Units redeemed	(13,839)	(27,442)	(86,065)	(93,514)	(5,720)	(23,451)	(36,206)	(15,065)

Ending units	92,206	99,887	450,266	527,758	80,193	83,931	48,850	84,963

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FAMG2		FAMP		FAMS		FAM2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,146)	42	4,762	4,229	6,535	5,707	2,915	1,646
Realized gain (loss) on investments	8,355	13,199	14,961	(8,331)	16,511	6,065	6,549	2,961
Change in unrealized gain (loss) on investments	68,893	39,729	315,097	228,507	191,990	173,528	118,978	102,816
Reinvested capital gains	1,154	1,381	6,329	18,603	3,850	12,141	2,457	7,737

Net increase (decrease) in contract owners’ equity resulting from operations	77,256	54,351	341,149	243,008	218,886	197,441	130,899	115,160

Equity transactions:
Purchase payments received from contract owners (note 3)	-	7,492	8,829	8,767	861	2,323	18,955	250
Transfers between funds	(6,478)	(3,783)	54,578	284,840	(1,802)	(76,381)	-	(32,711)
Redemptions (note 3)	(29,107)	(81,754)	(236,616)	(200,206)	(250,580)	(394,295)	(160,776)	(129,757)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(318)	(353)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(82)	(197)	(57)	-	-	(219)
Adjustments to maintain reserves	(29)	(31)	(48)	2	(13)	17	(51)	(49)

Net equity transactions	(35,614)	(78,076)	(173,657)	92,853	(251,591)	(468,336)	(141,872)	(162,486)

Net change in contract owners’ equity	41,642	(23,725)	167,492	335,861	(32,705)	(270,895)	(10,973)	(47,326)
Contract owners’ equity beginning of period	388,261	411,986	2,537,371	2,201,510	1,647,064	1,917,959	1,041,036	1,088,362

Contract owners’ equity end of period	$429,903	388,261	2,704,863	2,537,371	1,614,359	1,647,064	1,030,063	1,041,036

CHANGES IN UNITS:
Beginning units	35,856	43,368	135,505	130,380	100,275	129,981	79,530	92,437
Units purchased	9	733	3,451	16,871	64	179	1,348	616
Units redeemed	(3,068)	(8,245)	(12,357)	(11,746)	(14,372)	(29,885)	(11,846)	(13,523)

Ending units	32,797	35,856	126,599	135,505	85,967	100,275	69,032	79,530

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FBP		FBS		FB2		FDCA2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$8,515	32,160	9,884	14,305	2,098	6,374	(12,266)	(5,979)
Realized gain (loss) on investments	540,482	655,462	120,516	86,750	49,725	23,063	35,169	3,523
Change in unrealized gain (loss) on investments	1,173,212	445,885	252,689	179,373	170,389	120,105	265,273	188,647
Reinvested capital gains	615,406	726,104	136,177	176,056	81,739	95,826	110,093	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,337,615	1,859,611	519,266	456,484	303,951	245,368	398,269	186,191

Equity transactions:
Purchase payments received from contract owners (note 3)	86,209	61,272	17,465	16,554	567	681	29,308	3,037
Transfers between funds	(119,525)	(360,351)	(279,469)	(215,753)	(9,758)	9,810	191,708	78,515
Redemptions (note 3)	(2,411,139)	(2,080,582)	(471,381)	(665,868)	(401,587)	(235,164)	(161,293)	(131,814)
Annuity benefits	(12,403)	(11,403)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,611)	(2,930)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(891)	(313)	(15)	(26)	-	(47)	(341)
Adjustments to maintain reserves	311	141	(54)	(100)	(57)	(72)	(92)	(61)

Net equity transactions	(2,459,158)	(2,394,744)	(733,752)	(865,182)	(410,861)	(224,745)	59,584	(50,664)

Net change in contract owners’ equity	(121,543)	(535,133)	(214,486)	(408,698)	(106,910)	20,623	457,853	135,527
Contract owners’ equity beginning of period	13,852,973	14,388,106	3,161,426	3,570,124	1,850,114	1,829,491	1,038,939	903,412

Contract owners’ equity end of period	$13,731,430	13,852,973	2,946,940	3,161,426	1,743,204	1,850,114	1,496,792	1,038,939

CHANGES IN UNITS:
Beginning units	577,514	680,538	189,018	243,043	131,625	147,701	99,254	104,431
Units purchased	13,365	8,324	1,429	1,202	1,987	12,145	20,908	11,684
Units redeemed	(105,083)	(111,348)	(41,532)	(55,227)	(28,442)	(28,221)	(15,519)	(16,861)

Ending units	485,796	577,514	148,915	189,018	105,170	131,625	104,643	99,254

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FDCAS		FEIS		FEI2		FGIP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,357)	(406)	114,335	154,895	121,960	195,042	27,187	36,890
Realized gain (loss) on investments	4,744	(853)	(95,494)	(342,430)	(421,043)	(694,047)	188,832	79,465
Change in unrealized gain (loss) on investments	42,799	31,638	1,483,105	915,418	2,371,504	1,511,676	1,304,815	707,966
Reinvested capital gains	15,934	-	565,646	527,837	772,957	773,172	-	2,346

Net increase (decrease) in contract owners’ equity resulting from operations	62,120	30,379	2,067,592	1,255,720	2,845,378	1,785,843	1,520,834	826,667

Equity transactions:
Purchase payments received from contract owners (note 3)	-	14	21,382	48,098	74,662	150,456	80,126	40,200
Transfers between funds	6,111	28,969	(91,892)	(156,228)	(9,343)	(235,175)	143,996	(79,114)
Redemptions (note 3)	(22,490)	(27,305)	(1,085,718)	(1,360,187)	(2,636,618)	(2,245,264)	(783,147)	(944,080)
Annuity benefits	-	-	-	-	-	-	(166)	(28)
Contract maintenance charges (note 2)	-	-	-	-	-	-	(1,215)	(1,229)
Contingent deferred sales charges (note 2)	-	-	-	(80)	(586)	(757)	(175)	(73)
Adjustments to maintain reserves	(27)	(26)	(181)	(84)	(236)	(203)	(124)	(55)

Net equity transactions	(16,406)	1,652	(1,156,409)	(1,468,481)	(2,572,121)	(2,330,943)	(560,705)	(984,379)

Net change in contract owners’ equity	45,714	32,031	911,183	(212,761)	273,257	(545,100)	960,129	(157,712)
Contract owners’ equity beginning of period	172,030	139,999	8,131,818	8,344,579	11,691,740	12,236,840	4,989,218	5,146,930

Contract owners’ equity end of period	$217,744	172,030	9,043,001	8,131,818	11,964,997	11,691,740	5,949,347	4,989,218

CHANGES IN UNITS:
Beginning units	15,873	15,677	527,563	626,632	843,754	1,021,229	263,647	318,592
Units purchased	1,199	2,906	4,388	8,914	20,434	34,907	13,777	6,499
Units redeemed	(2,405)	(2,710)	(69,118)	(107,983)	(180,726)	(212,382)	(38,945)	(61,444)

Ending units	14,667	15,873	462,833	527,563	683,462	843,754	238,479	263,647

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FGIS		FGI2		FGP		FGS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$49,601	71,557	18,662	31,881	(110,740)	(85,958)	(83,965)	(55,047)
Realized gain (loss) on investments	265,837	264,341	67,625	(72,819)	586,367	874,350	1,212,864	480,657
Change in unrealized gain (loss) on investments	1,618,360	681,799	996,852	637,122	2,478,092	519,985	1,900,463	913,388
Reinvested capital gains	-	3,040	-	1,783	6,650	-	6,211	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,933,798	1,020,737	1,083,139	597,967	2,960,369	1,308,377	3,035,573	1,338,998

Equity transactions:
Purchase payments received from contract owners (note 3)	35,784	120,122	24,105	17,351	75,555	104,052	338,639	70,663
Transfers between funds	(280,957)	(270,357)	24,823	(30,546)	(181,646)	(414,282)	(2,177,496)	(114,527)
Redemptions (note 3)	(752,268)	(847,544)	(811,716)	(562,662)	(1,202,477)	(1,929,872)	(1,139,762)	(1,430,183)
Annuity benefits	-	-	-	-	(128)	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(2,614)	(2,941)	-	-
Contingent deferred sales charges (note 2)	(92)	(14)	(25)	(50)	(1,360)	(354)	(213)	(23)
Adjustments to maintain reserves	(116)	(68)	(95)	(137)	(58)	(117)	(166)	(109)

Net equity transactions	(997,649)	(997,861)	(762,908)	(576,044)	(1,312,728)	(2,243,514)	(2,978,998)	(1,474,179)

Net change in contract owners’ equity	936,149	22,876	320,231	21,923	1,647,641	(935,137)	56,575	(135,181)
Contract owners’ equity beginning of period	6,332,862	6,309,986	3,707,914	3,685,991	9,198,366	10,133,503	9,991,339	10,126,520

Contract owners’ equity end of period	$7,269,011	6,332,862	4,028,145	3,707,914	10,846,007	9,198,366	10,047,914	9,991,339

CHANGES IN UNITS:
Beginning units	406,285	474,746	318,589	369,941	526,541	657,852	659,289	758,980
Units purchased	5,345	12,127	6,183	15,872	7,279	17,807	20,407	14,261
Units redeemed	(58,561)	(80,588)	(61,975)	(67,224)	(71,789)	(149,118)	(187,011)	(113,952)

Ending units	353,069	406,285	262,797	318,589	462,031	526,541	492,685	659,289

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FG2		FHIPR		FHIS		FHI2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(75,732)	(57,222)	37,806	43,666	177,388	183,538	111,406	133,852
Realized gain (loss) on investments	409,462	309,059	19,665	26,589	(32,369)	(54,734)	(9,513)	(77,695)
Change in unrealized gain (loss) on investments	1,812,943	693,199	(16,569)	65,541	37,324	387,763	16,467	330,708
Reinvested capital gains	4,876	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,151,549	945,036	40,902	135,796	182,343	516,567	118,360	386,865

Equity transactions:
Purchase payments received from contract owners (note 3)	20,894	41,146	97,795	10,678	-	-	-	-
Transfers between funds	(31,758)	(250,316)	(30,833)	81,011	(41,620)	(222,477)	(42,192)	(45,651)
Redemptions (note 3)	(1,089,309)	(1,273,237)	(273,287)	(422,870)	(388,291)	(558,391)	(622,725)	(685,005)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(511)	(880)	-	(4)	-	(37)	(311)	(110)
Adjustments to maintain reserves	(164)	(154)	(25)	(29)	(84)	(14,332)	(93)	(131)

Net equity transactions	(1,100,848)	(1,483,441)	(206,350)	(331,214)	(429,995)	(795,237)	(665,321)	(730,897)

Net change in contract owners’ equity	1,050,701	(538,405)	(165,448)	(195,418)	(247,652)	(278,670)	(546,961)	(344,032)
Contract owners’ equity beginning of period	6,823,232	7,361,637	1,026,303	1,221,721	4,013,990	4,292,660	2,995,920	3,339,952

Contract owners’ equity end of period	$7,873,933	6,823,232	860,855	1,026,303	3,766,338	4,013,990	2,448,959	2,995,920

CHANGES IN UNITS:
Beginning units	863,598	1,054,013	76,857	103,090	277,431	334,346	200,151	251,674
Units purchased	27,612	18,047	12,787	10,251	-	-	-	-
Units redeemed	(150,344)	(208,462)	(27,932)	(36,484)	(29,022)	(56,915)	(43,469)	(51,523)

Ending units	740,866	863,598	61,712	76,857	248,409	277,431	156,682	200,151

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FHI2R		FHISR		FIP		FIGBP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$52,190	65,752	20,193	20,623	131,298	168,946	132,996	202,471
Realized gain (loss) on investments	31,561	27,492	13,650	33,969	380,843	244,797	198,739	237,254
Change in unrealized gain (loss) on investments	(27,869)	71,557	(11,241)	224	5,022,593	2,272,204	(926,796)	(134,525)
Reinvested capital gains	-	-	-	-	215,023	283,788	154,878	465,030

Net increase (decrease) in contract owners’ equity resulting from operations	55,882	164,801	22,602	54,816	5,749,757	2,969,735	(440,183)	770,230

Equity transactions:
Purchase payments received from contract owners (note 3)	44,543	25,172	13,697	41,919	161,733	98,120	77,760	84,369
Transfers between funds	(185,133)	97,228	35,655	32,081	(9,563)	(670,283)	(421,822)	1,906,283
Redemptions (note 3)	(209,414)	(205,085)	(82,944)	(147,103)	(3,903,260)	(3,736,187)	(2,994,932)	(4,037,376)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,842)	(1,928)	(1,157)	(1,389)
Contingent deferred sales charges (note 2)	(55)	(65)	(277)	(60)	(867)	(261)	(104)	(334)
Adjustments to maintain reserves	(48)	(57)	(36)	(40)	(256)	(270)	(171)	(197)

Net equity transactions	(350,107)	(82,807)	(33,905)	(73,203)	(3,754,055)	(4,310,809)	(3,340,426)	(2,048,644)

Net change in contract owners’ equity	(294,225)	81,994	(11,303)	(18,387)	1,995,702	(1,341,074)	(3,780,609)	(1,278,414)
Contract owners’ equity beginning of period	1,431,353	1,349,359	440,770	459,157	20,132,649	21,473,723	16,103,165	17,381,579

Contract owners’ equity end of period	$1,137,128	1,431,353	429,467	440,770	22,128,351	20,132,649	12,322,556	16,103,165

CHANGES IN UNITS:
Beginning units	107,009	113,574	32,367	38,112	1,216,495	1,489,798	777,377	878,584
Units purchased	11,340	23,392	5,787	8,340	31,668	11,703	17,763	132,854
Units redeemed	(36,976)	(29,957)	(8,058)	(14,085)	(234,485)	(285,006)	(180,882)	(234,061)

Ending units	81,373	107,009	30,096	32,367	1,013,678	1,216,495	614,258	777,377

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FMCP		FMCS		FMC2		FMMP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(21,910)	(18,844)	(37,178)	(29,712)	(128,817)	(110,495)	(90,942)	(105,714)
Realized gain (loss) on investments	32,432	(15,920)	63,596	(45,649)	497,711	(70,508)	-	-
Change in unrealized gain (loss) on investments	450,665	169,851	1,067,444	396,975	2,243,628	921,874	-	-
Reinvested capital gains	350,628	201,943	854,710	464,956	1,855,549	1,151,935	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	811,815	337,030	1,948,572	786,570	4,468,071	1,892,806	(90,942)	(105,714)

Equity transactions:
Purchase payments received from contract owners (note 3)	72,794	103,399	196,244	11,495	187,813	211,063	610,765	364,045
Transfers between funds	(115,951)	(175,676)	(211,595)	(180,103)	(284,585)	(538,824)	1,268,146	1,619,718
Redemptions (note 3)	(358,249)	(382,983)	(501,185)	(822,381)	(3,263,650)	(2,287,577)	(4,784,517)	(3,328,151)
Annuity benefits	-	-	-	-	(80)	-	-	-
Contract maintenance charges (note 2)	(2,112)	(2,449)	-	-	-	-	(1,016)	(1,148)
Contingent deferred sales charges (note 2)	(1,481)	(1,466)	-	-	(335)	(1,340)	(181)	(365)
Adjustments to maintain reserves	22	(28)	(91)	(8,203)	(396)	(264)	(129)	(221)

Net equity transactions	(404,977)	(459,203)	(516,627)	(999,192)	(3,361,233)	(2,616,942)	(2,906,932)	(1,346,122)

Net change in contract owners’ equity	406,838	(122,173)	1,431,945	(212,622)	1,106,838	(724,136)	(2,997,874)	(1,451,836)
Contract owners’ equity beginning of period	2,576,666	2,698,839	5,894,994	6,107,616	14,419,390	15,143,526	9,361,044	10,812,880

Contract owners’ equity end of period	$2,983,504	2,576,666	7,326,939	5,894,994	15,526,228	14,419,390	6,363,170	9,361,044

CHANGES IN UNITS:
Beginning units	59,838	71,033	133,044	156,767	581,491	692,031	727,068	832,065
Units purchased	2,866	3,584	3,697	3,192	13,609	22,835	209,276	215,454
Units redeemed	(11,176)	(14,779)	(13,984)	(26,915)	(129,012)	(133,375)	(435,761)	(320,451)

Ending units	51,528	59,838	122,757	133,044	466,088	581,491	500,583	727,068

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FOP		FOS		FO2		FO2R
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(2,454)	40,974	(1,038)	19,521	129	8,915	4,180	10,341
Realized gain (loss) on investments	(261,394)	(515,502)	28,078	94,994	(39,563)	(31,107)	159,868	(132,829)
Change in unrealized gain (loss) on investments	2,405,976	1,831,969	571,793	325,082	459,768	310,811	292,171	423,781
Reinvested capital gains	31,949	26,012	6,853	8,136	6,248	5,231	7,705	5,743

Net increase (decrease) in contract owners’ equity resulting from operations	2,174,077	1,383,453	605,686	447,733	426,582	293,850	463,924	307,036

Equity transactions:
Purchase payments received from contract owners (note 3)	108,100	122,859	-	-	-	-	337,029	34,419
Transfers between funds	(33,988)	(148,753)	(536,867)	(163,076)	(42,117)	(120,587)	49,917	16,801
Redemptions (note 3)	(969,282)	(1,121,896)	(571,655)	(334,519)	(164,055)	(249,478)	(369,682)	(358,036)
Annuity benefits	(914)	(792)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,877)	(2,060)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(344)	(201)	(60)	(15)	(1)	-	(39)	(141)
Adjustments to maintain reserves	474	335	(93)	(85)	(86)	(106)	(168)	(85)

Net equity transactions	(897,831)	(1,150,508)	(1,108,675)	(497,695)	(206,259)	(370,171)	17,057	(307,042)

Net change in contract owners’ equity	1,276,246	232,945	(502,989)	(49,962)	220,323	(76,321)	480,981	(6)
Contract owners’ equity beginning of period	8,013,913	7,780,968	2,509,224	2,559,186	1,603,863	1,680,184	1,730,594	1,730,600

Contract owners’ equity end of period	$9,290,159	8,013,913	2,006,235	2,509,224	1,824,186	1,603,863	2,211,575	1,730,594

CHANGES IN UNITS:
Beginning units	483,992	559,611	176,981	215,256	164,635	205,125	131,517	156,770
Units purchased	11,792	17,852	-	-	-	-	30,831	12,761
Units redeemed	(59,756)	(93,471)	(67,188)	(38,275)	(19,150)	(40,490)	(32,092)	(38,014)

Ending units	436,028	483,992	109,793	176,981	145,485	164,635	130,256	131,517

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FOSR		FV2		FVSS		FVS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$274	3,124	(793)	1,038	(230)	(1,467)	(286)	1,303
Realized gain (loss) on investments	(8,211)	(59,358)	2,932	(26,840)	7,009	47,756	7,572	(2,922)
Change in unrealized gain (loss) on investments	111,959	125,926	70,483	97,035	35,104	(1,148)	37,380	36,895
Reinvested capital gains	1,416	1,370	33,749	-	-	-	16,366	-

Net increase (decrease) in contract owners’ equity resulting from operations	105,438	71,062	106,371	71,233	41,883	45,141	61,032	35,276

Equity transactions:
Purchase payments received from contract owners (note 3)	1,740	5,608	26,333	681	2,125	4,519	-	(3)
Transfers between funds	(8,984)	(2,414)	(1,462)	(9,815)	5,452	(16,607)	(822)	(1,710)
Redemptions (note 3)	(118,784)	(58,212)	(53,316)	(119,236)	(11,613)	(99,089)	(49,175)	(17,493)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(308)	(41)	-	-	-	(296)	-	-
Adjustments to maintain reserves	(64)	(4,627)	8	(39)	(5)	(12)	(27)	(7)

Net equity transactions	(126,400)	(59,686)	(28,437)	(128,409)	(4,041)	(111,485)	(50,024)	(19,213)

Net change in contract owners’ equity	(20,962)	11,376	77,934	(57,176)	37,842	(66,344)	11,008	16,063
Contract owners’ equity beginning of period	417,916	406,540	359,102	416,278	146,242	212,586	202,937	186,874

Contract owners’ equity end of period	$396,954	417,916	437,036	359,102	184,084	146,242	213,945	202,937

CHANGES IN UNITS:
Beginning units	31,250	35,920	26,786	37,024	7,989	14,663	14,656	16,148
Units purchased	215	4,564	2,341	892	391	1,078	784	428
Units redeemed	(8,362)	(9,234)	(4,156)	(11,130)	(596)	(7,752)	(3,654)	(1,920)

Ending units	23,103	31,250	24,971	26,786	7,784	7,989	11,786	14,656

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FAGRS		FAGR2		FTVRDI		TIF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(468)	(503)	(5,661)	(5,628)	7,419	7,961	2,361	4,146
Realized gain (loss) on investments	7,528	259	15,248	2,120	50,978	22,178	4,388	3,177
Change in unrealized gain (loss) on investments	7,154	5,320	136,282	52,265	230,030	83,345	26,867	22,942
Reinvested capital gains	44	-	304	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,258	5,076	146,173	48,757	288,427	113,484	33,616	30,265

Equity transactions:
Purchase payments received from contract owners (note 3)	-	2	8,103	989	63,335	858	-	-
Transfers between funds	(18,353)	827	(24,800)	3,043	(32,013)	66,833	(7,769)	(17,167)
Redemptions (note 3)	(8,513)	(2,857)	(60,016)	(82,368)	(249,056)	(177,731)	(23,657)	(67,122)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(60)	(79)	(56)	(7)	-	-
Adjustments to maintain reserves	(2)	(2)	(67)	(54)	10	5	(10)	(26)

Net equity transactions	(26,868)	(2,030)	(76,840)	(78,469)	(217,780)	(110,042)	(31,436)	(84,315)

Net change in contract owners’ equity	(12,610)	3,046	69,333	(29,712)	70,647	3,442	2,180	(54,050)
Contract owners’ equity beginning of period	51,318	48,272	458,483	488,195	1,093,267	1,089,825	171,931	225,981

Contract owners’ equity end of period	$38,708	51,318	527,816	458,483	1,163,914	1,093,267	174,111	171,931

CHANGES IN UNITS:
Beginning units	4,715	4,903	44,317	51,949	66,712	73,800	10,629	16,370
Units purchased	5	112	667	423	3,819	7,147	-	-
Units redeemed	(2,104)	(300)	(7,216)	(8,055)	(15,241)	(14,235)	(1,796)	(5,741)

Ending units	2,616	4,715	37,768	44,317	55,290	66,712	8,833	10,629

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FTVFA2		AMSRS		OVGS3		OVGS4
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$46,933	4,797	(900)	(1,982)	790	5,650	1,021	23,223
Realized gain (loss) on investments	2,061	4,608	2,142	31,302	21,453	(31,382)	190,507	(221,161)
Change in unrealized gain (loss) on investments	(37,220)	32,398	75,551	(8,366)	46,482	88,730	417,715	689,367
Reinvested capital gains	75,538	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	87,312	41,803	76,793	20,954	68,725	62,998	609,243	491,429

Equity transactions:
Purchase payments received from contract owners (note 3)	-	3,138	-	-	6,923	467	96,233	98,580
Transfers between funds	126,781	50,389	24,892	(19,574)	13,672	1,658	(434,151)	(239,865)
Redemptions (note 3)	(52,097)	(18,529)	(3,974)	(58,629)	(39,403)	(279,014)	(414,452)	(627,917)
Annuity benefits	-	-	-	-	-	-	(126)	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(19)	(20)	(522)	(52)	(41)
Adjustments to maintain reserves	(4)	(29)	(40)	(46)	(17)	42	36	(9,656)

Net equity transactions	74,680	34,969	20,878	(78,268)	(18,845)	(277,369)	(752,512)	(778,899)

Net change in contract owners’ equity	161,992	76,772	97,671	(57,314)	49,880	(214,371)	(143,269)	(287,470)
Contract owners’ equity beginning of period	361,174	284,402	200,212	257,526	268,915	483,286	2,726,927	3,014,397

Contract owners’ equity end of period	$523,166	361,174	297,883	200,212	318,795	268,915	2,583,658	2,726,927

CHANGES IN UNITS:
Beginning units	35,101	31,538	14,053	19,928	16,467	35,421	171,484	226,068
Units purchased	13,038	7,771	1,514	2,341	1,319	1,125	13,417	13,980
Units redeemed	(6,630)	(4,208)	(223)	(8,216)	(2,267)	(20,079)	(56,235)	(68,564)

Ending units	41,509	35,101	15,344	14,053	15,519	16,467	128,666	171,484

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVGS		OVGSS		OVGIS		OVSC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$586	1,778	304	15,360	(14,434)	(23,992)	(435)	(2,214)
Realized gain (loss) on investments	42,290	(6,276)	35,074	8,614	210,145	103,309	42,664	10,677
Change in unrealized gain (loss) on investments	(16,158)	29,767	429,636	328,908	1,047,381	620,865	85,787	51,368
Reinvested capital gains	-	-	-	-	-	-	5,233	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,718	25,269	465,014	352,882	1,243,092	700,182	133,249	59,831

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	38,769	71,557	4,244	2,866
Transfers between funds	-	(6,427)	(21,336)	(40,286)	(6,942)	(93,863)	32,874	7,836
Redemptions (note 3)	(137,192)	(31,221)	(304,087)	(318,683)	(1,029,025)	(699,299)	(66,404)	(172,640)
Annuity benefits	-	(774)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(24)	(13)	(188)	(289)	-	(216)
Adjustments to maintain reserves	(10)	(7)	(160)	(75)	(176)	(164)	(4)	26

Net equity transactions	(137,202)	(38,429)	(325,607)	(359,057)	(997,562)	(722,058)	(29,290)	(162,128)

Net change in contract owners’ equity	(110,484)	(13,160)	139,407	(6,175)	245,530	(21,876)	103,959	(102,297)
Contract owners’ equity beginning of period	134,619	147,779	1,976,617	1,982,792	4,746,464	4,768,340	335,083	437,380

Contract owners’ equity end of period	$24,135	134,619	2,116,024	1,976,617	4,991,994	4,746,464	439,042	335,083

CHANGES IN UNITS:
Beginning units	7,216	9,452	109,538	131,204	353,391	409,404	17,060	25,979
Units purchased	-	-	-	-	3,412	8,727	2,616	2,233
Units redeemed	(6,186)	(2,236)	(16,028)	(21,666)	(70,497)	(64,740)	(3,628)	(11,152)

Ending units	1,030	7,216	93,510	109,538	286,306	353,391	16,048	17,060

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVSCS		OVSB		OVSBS		PMVFAD
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(2,044)	(2,850)	9,626	(465)	226,713	354,008	3,072	36,533
Realized gain (loss) on investments	29,768	45,482	(74)	36	91,244	(3,253)	(13,263)	16,281
Change in unrealized gain (loss) on investments	101,283	10,771	(12,903)	4,323	(410,036)	451,609	(64,936)	(36,170)
Reinvested capital gains	4,977	-	-	-	-	85,064	6,785	20,038

Net increase (decrease) in contract owners’ equity resulting from operations	133,984	53,403	(3,351)	3,894	(92,079)	887,428	(68,342)	36,682

Equity transactions:
Purchase payments received from contract owners (note 3)	28,292	5,774	18,407	73	97,870	52,821	-	-
Transfers between funds	24,832	(33,339)	29,139	254,206	(125,818)	100,071	(121,243)	42,275
Redemptions (note 3)	(45,998)	(43,719)	(60,008)	(13,074)	(1,971,440)	(1,492,280)	(22,375)	(122,568)
Annuity benefits	-	-	-	-	-	(19,536)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(82)	(291)	-	(26)
Adjustments to maintain reserves	(30)	(46)	(18)	(6)	(121)	(10,974)	(33)	27

Net equity transactions	7,096	(71,330)	(12,480)	241,199	(1,999,591)	(1,370,189)	(143,651)	(80,292)

Net change in contract owners’ equity	141,080	(17,927)	(15,831)	245,093	(2,091,670)	(482,761)	(211,993)	(43,610)
Contract owners’ equity beginning of period	334,019	351,946	245,093	-	7,619,995	8,102,756	886,793	930,403

Contract owners’ equity end of period	$475,099	334,019	229,262	245,093	5,528,325	7,619,995	674,800	886,793

CHANGES IN UNITS:
Beginning units	30,355	37,115	24,123	-	400,651	474,674	67,913	73,985
Units purchased	5,107	2,232	6,007	25,624	12,900	27,412	965	6,954
Units redeemed	(4,405)	(8,992)	(7,280)	(1,501)	(118,208)	(101,435)	(12,707)	(13,026)

Ending units	31,057	30,355	22,850	24,123	295,343	400,651	56,171	67,913

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PMVLAD		PVGIB		PVTIGB		PVTSCB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$4,488	12,651	447	965	349	1,028	(62)	(808)
Realized gain (loss) on investments	4,761	16,915	4,760	9,225	(5,766)	(10,496)	19,979	1,812
Change in unrealized gain (loss) on investments	(31,732)	47,797	26,413	13,569	33,239	30,515	12,668	16,694
Reinvested capital gains	-	-	-	-	-	-	1,919	-

Net increase (decrease) in contract owners’ equity resulting from operations	(22,483)	77,363	31,620	23,759	27,822	21,047	34,504	17,698

Equity transactions:
Purchase payments received from contract owners (note 3)	449	23,217	-	-	-	-	-	-
Transfers between funds	30,864	681,512	11,937	-	(14,833)	8,383	(44,712)	(4,453)
Redemptions (note 3)	(301,614)	(632,482)	(19,139)	(63,767)	(15,548)	(9,253)	(20,223)	(10,431)
Annuity benefits	-	(17,564)	-	-	-	-	-	(716)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(76)	-	-	-	-	-	-
Adjustments to maintain reserves	(21)	(144)	(21)	(36)	15	(28)	(11)	(24)

Net equity transactions	(270,322)	54,463	(7,223)	(63,803)	(30,366)	(898)	(64,946)	(15,624)

Net change in contract owners’ equity	(292,805)	131,826	24,397	(40,044)	(2,544)	20,149	(30,442)	2,074
Contract owners’ equity beginning of period	1,690,885	1,559,059	100,923	140,967	125,217	105,068	120,053	117,979

Contract owners’ equity end of period	$1,398,080	1,690,885	125,320	100,923	122,673	125,217	89,611	120,053

CHANGES IN UNITS:
Beginning units	141,753	134,979	6,844	11,369	9,527	9,653	7,469	8,460
Units purchased	10,803	79,203	733	-	31	1,156	127	-
Units redeemed	(33,794)	(72,429)	(1,215)	(4,525)	(2,184)	(1,282)	(3,581)	(991)

Ending units	118,762	141,753	6,362	6,844	7,374	9,527	4,015	7,469

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PVTVB		ACEG2		ACC2		AVGI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3,067)	(6,392)	(20,219)	(22,629)	12,414	13,763	559	(242)
Realized gain (loss) on investments	27,266	16,979	94,595	70,037	114,003	(151,765)	9,281	4,434
Change in unrealized gain (loss) on investments	232,252	86,042	618,715	84,182	1,333,802	950,271	36,919	18,749
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	256,451	96,629	693,091	131,590	1,460,219	812,269	46,759	22,941

Equity transactions:
Purchase payments received from contract owners (note 3)	62,000	32,912	9,508	12,938	28,510	14,274	41	77
Transfers between funds	(11,010)	3,388	(8,786)	767,427	(18,020)	(85,122)	(1,844)	(8,666)
Redemptions (note 3)	(118,802)	(154,558)	(420,475)	(259,262)	(1,134,694)	(1,053,254)	(32,666)	(26,561)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(12)	(51)	(21)	(131)	(310)	-	-
Adjustments to maintain reserves	(42)	(50)	(134)	2	(252)	(5,888)	(7)	(6)

Net equity transactions	(67,854)	(118,320)	(419,938)	521,084	(1,124,587)	(1,130,300)	(34,476)	(35,156)

Net change in contract owners’ equity	188,597	(21,691)	273,153	652,674	335,632	(318,031)	12,283	(12,215)
Contract owners’ equity beginning of period	687,532	709,223	2,052,731	1,400,057	4,703,928	5,021,959	186,025	198,240

Contract owners’ equity end of period	$876,129	687,532	2,325,884	2,052,731	5,039,560	4,703,928	198,308	186,025

CHANGES IN UNITS:
Beginning units	52,325	60,756	177,319	135,448	326,060	409,076	15,157	18,185
Units purchased	4,697	7,576	1,783	72,262	15,895	12,141	3	7
Units redeemed	(9,908)	(16,007)	(33,948)	(30,391)	(81,470)	(95,157)	(2,538)	(3,035)

Ending units	47,114	52,325	145,154	177,319	260,485	326,060	12,622	15,157

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AVCE2		AVIE2		AVMCCI		VWHAS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$749	(2,309)	(353)	463	(711)	(1,966)	(1,052)	428
Realized gain (loss) on investments	42,133	11,318	26,788	8,265	24,055	(1,024)	240	2,140
Change in unrealized gain (loss) on investments	149,591	74,790	15,539	27,234	6,548	20,120	12,178	(2,670)
Reinvested capital gains	-	-	-	-	11,471	1,567	2,813	1,778

Net increase (decrease) in contract owners’ equity resulting from operations	192,473	83,799	41,974	35,962	41,363	18,697	14,179	1,676

Equity transactions:
Purchase payments received from contract owners (note 3)	13,932	3,713	-	-	1,836	483	220	(202)
Transfers between funds	(12,262)	70,925	(150)	-	(11,189)	(555)	17,892	142,045
Redemptions (note 3)	(106,425)	(67,281)	(55,544)	(17,205)	(43,496)	(51,366)	(3,996)	(354)
Annuity benefits	-	(18,314)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(5)	-	(3)	(98)	(13)	(5)	-
Adjustments to maintain reserves	(78)	(6,309)	(96)	(49)	10	(7)	(7)	1

Net equity transactions	(104,833)	(17,271)	(55,790)	(17,257)	(52,937)	(51,458)	14,104	141,490

Net change in contract owners’ equity	87,640	66,528	(13,816)	18,705	(11,574)	(32,761)	28,283	143,166
Contract owners’ equity beginning of period	749,497	682,969	287,288	268,583	166,546	199,307	143,166	-

Contract owners’ equity end of period	$837,137	749,497	273,472	287,288	154,972	166,546	171,449	143,166

CHANGES IN UNITS:
Beginning units	62,373	61,899	14,228	15,150	10,319	13,539	14,833	-
Units purchased	1,017	14,593	(1)	-	123	325	1,932	18,000
Units redeemed	(8,671)	(14,119)	(2,668)	(922)	(2,894)	(3,545)	(477)	(3,167)

Ending units	54,719	62,373	11,559	14,228	7,548	10,319	16,288	14,833

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VWHA		WRASP		WFVSCG		OVHI3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,559)	(748)	2,890	(358)	(1,730)	(1,483)	-	23,671
Realized gain (loss) on investments	(14,655)	(11,956)	86,759	32,301	9,324	5,794	-	(19,754)
Change in unrealized gain (loss) on investments	37,912	(19,601)	383,944	291,464	46,121	(3,020)	-	14,246
Reinvested capital gains	11,013	5,896	-	-	6,362	6,405	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,711	(26,409)	473,593	323,407	60,077	7,696	-	18,163

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(14)	850	72,008	20,086	12,178	-	9,389
Transfers between funds	(136,821)	638,282	(82,201)	138,080	228,546	38,576	-	(155,379)
Redemptions (note 3)	(15,596)	(42,924)	(175,607)	(268,941)	(78,418)	(46,460)	-	(44,338)
Annuity benefits	-	-	-	-	-	(10,306)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(105)	-	-	-	-	-
Adjustments to maintain reserves	(30)	(15)	(83)	(37)	(32)	77	-	(8)

Net equity transactions	(152,447)	595,329	(257,146)	(58,890)	170,182	(5,935)	-	(190,336)

Net change in contract owners’ equity	(119,736)	568,920	216,447	264,517	230,259	1,761	-	(172,173)
Contract owners’ equity beginning of period	568,920	-	2,148,283	1,883,766	133,915	132,154	-	172,173

Contract owners’ equity end of period	$449,184	568,920	2,364,730	2,148,283	364,174	133,915	-	-

CHANGES IN UNITS:
Beginning units	58,355	-	155,984	161,057	8,083	7,872	-	62,185
Units purchased	-	73,743	5,422	32,561	11,016	3,438	-	5,463
Units redeemed	(16,224)	(15,388)	(22,452)	(37,634)	(4,335)	(3,227)	-	(67,648)

Ending units	42,131	58,355	138,954	155,984	14,764	8,083	-	-

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVHI		VFMG2		AVCA2		AVCDI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	17,481	-	(26,327)	-	(3,168)	-	(143)
Realized gain (loss) on investments	-	(290,692)	-	(558,831)	-	(12,138)	-	17,192
Change in unrealized gain (loss) on investments	-	286,504	-	724,096	-	124,397	-	(11,846)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	13,293	-	138,938	-	109,091	-	5,203

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	185,842	-	713	-	(3)
Transfers between funds	-	(117,060)	-	(7,894,964)	-	(800,497)	-	(39,439)
Redemptions (note 3)	-	(14,809)	-	(1,933,245)	-	(43,257)	-	(4,515)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(566)	-	-	-	-
Adjustments to maintain reserves	-	(23)	-	(19)	-	5	-	15

Net equity transactions	-	(131,892)	-	(9,642,952)	-	(843,036)	-	(43,942)

Net change in contract owners’ equity	-	(118,599)	-	(9,504,014)	-	(733,945)	-	(38,739)
Contract owners’ equity beginning of period	-	118,599	-	9,504,014	-	733,945	-	38,739

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	29,987	-	796,216	-	82,622	-	2,986
Units purchased	-	-	-	15,479	-	263	-	-
Units redeemed	-	(29,987)	-	(811,695)	-	(82,885)	-	(2,986)

Ending units	-	-	-	-	-	-	-	-

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AVCD2		VWHAR
	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	(407)	-	(2,949)
Realized gain (loss) on investments	-	10,185	-	(163,192)
Change in unrealized gain (loss) on investments	-	4,720	-	149,627
Reinvested capital gains	-	-	-	53,970

Net increase (decrease) in contract owners’ equity resulting from operations	-	14,498	-	37,456

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(845)	-	1,806
Transfers between funds	-	(118,880)	-	(764,718)
Redemptions (note 3)	-	(543)	-	(22,297)
Annuity benefits	-	(9,054)	-	-
Contract maintenance charges (note 2)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-
Adjustments to maintain reserves	-	(2)	-	(6)

Net equity transactions	-	(129,324)	-	(785,215)

Net change in contract owners’ equity	-	(114,826)	-	(747,759)
Contract owners’ equity beginning of period	-	114,826	-	747,759

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	8,950	-	76,485
Units purchased	-	1	-	1,058
Units redeemed	-	(8,951)	-	(77,543)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

BLACKROCK FUNDS
Global Allocation V.I. Fund - Class III (MLVGA3)
DREYFUS CORPORATION
Stock Index Fund, Inc. - Initial Shares (DSIF)
Stock Index Fund, Inc. - Service Shares (DSIFS)
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
INVESCO INVESTMENTS
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
MASSACHUSETTS FINANCIAL SERVICES CO.
Investors Growth Stock Series - Service Class (MIGSC)
Mid Cap Growth Series - Service Class (MMCGSC)
New Discovery Series - Service Class (MNDSC)
Value Series - Service Class (MVFSC)
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
MORGAN STANLEY
Core Plus Fixed Income Portfolio - Class II (MSVF2)
U.S. Real Estate Portfolio - Class II (MSVREB)*
NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT Emerging Markets Fund - Class VI (GEM6)

Variable Insurance Trust: NVIT International Equity Fund - Class VI  (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Mid Cap Index Fund - Class II (MCIF2)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Short Term Bond Fund - Class II (NVSTB2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

NVIT Real Estate Fund - Class II (NVRE2)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS International Value Portfolio - Class B (ALVIVB)

VPS Large Cap Growth Portfolio: Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Managed Tail Risk Fund II: Service Shares (FCA2S)

High Income Bond Fund II - Service Shares (FHIBS)

Kaufmann Fund II - Primary Shares (FVK2)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)

VIP Asset Manager Growth Portfolio - Service Class (FAMGS)

VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Asset Manager Portfolio - Service Class (FAMS)

VIP Asset Manager Portfolio - Service Class 2 (FAM2)

VIP Balanced Portfolio - Initial Class (FBP)

VIP Balanced Portfolio - Service Class (FBS)

VIP Balanced Portfolio - Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R)Portfolio: Service Class 2 (FC2)*

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)*

VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)

VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Growth & Income Portfolio - Initial Class (FGIP)

VIP Growth & Income Portfolio - Service Class (FGIS)

VIP Growth & Income Portfolio - Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FCO2)*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Initial Class
(FGOP)*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)*

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class (FGS)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Initial Class R (FHIPR)

VIP High Income Portfolio - Service Class (FHIS)

VIP High Income Portfolio - Service Class 2 (FHI2)

VIP High Income Portfolio - Service Class 2R (FHI2R)

VIP High Income Portfolio - Service Class R (FHISR)

VIP Index 500 Portfolio - Initial Class (FIP)

VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)

VIP Mid Cap Portfolio - Initial Class (FMCP)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Money Market Portfolio - Initial Class (FMMP)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class (FOS)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Overseas Portfolio - Service Class 2 R (FO2R)

VIP Overseas Portfolio - Service Class R (FOSR)

VIP Value Portfolio - Service Class 2 (FV2)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Value Portfolio - Service Class (FVS)

VIP Growth Strategies Portfolio - Service Class (FAGRS)

VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Templeton Foreign Securities Fund - Class 1 (TIF)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S  (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Class 4 (OVGS4)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

Global Strategic Income Fund/VA: Service Shares (OVSBS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - Class IB (PVGIB)

Putnam VT International Equity Fund - Class IB (PVTIGB)

Putnam VT Small Cap Value Fund - Class IB (PVTSCB)

Putnam VT Voyager Fund - Class IB (PVTVB)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series II Shares (ACEG2)

VI Comstock Fund - Series II Shares (ACC2)

Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

VI Core Equity Fund - Series I Shares (AVGI)

VI Core Equity Fund - Series II Shares (AVCE2)

VI International Growth Fund - Series II Shares (AVIE2)

Invesco - Invesco VI Mid Cap Core Equity Fund: Series I Shares  (AVMCCI)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

* At December 31, 2013, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge, not to exceed 7% of purchase payments redeemed and is satisfied by the redemption of units. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company may deduct a contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value.

The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 7 Options	Nationwide Classic	Nationwide Select	All American Annuity(5)
Variable Account Charges - Recurring	1.30%	1.40%	0.95%
Reduced Purchase Payment Option	-	-	0.25%
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	-	-	0.15%
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	-	-	0.10%
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	-	-	0.05%
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	-	-	0.15%
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options:
Allows enhanced provisions in place of the standard death benefit
One-Year Enhanced	-	-	0.15% (3)
Greater of One-Year or 5% Enhanced	-	-	0.20% (3)
One-Year Step Up	-	0.05% (2)	0.05% (4)
5% Enhanced	-	0.10% (2)	0.10% (4)
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003).
Option 1	-	-	0.45%
Option 2	-	-	0.30%
Extra Value Option (EV)	-	-	0.45%

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	-	-	0.40%
Upon annuitant death, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation Plus Option	-	-	0.50%
Provides a return of principle over the elected program period.

Maximum Variable Account Charges (1)	1.30%	1.50%	3.65%

(1) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(2) For contracts issued on or after the later of November 3, 1997 or date permitted by state insurance authorities.

(3) For contracts issued on or after the later of January 2, 2001 or date permitted by state insurance authorities.

(4) For contracts issued prior to January 2, 2001 or date prior to state insurance authority approval date.

(5) Includes Sun Trust, M&T and Compass products.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2013.

	Total	MLVGA3	DSIF	DSIFS	DSRG	IVKMG1	IVKMG2	MIGSC

0.95%	$1,244,985	$4,765	$2,078	$6,053	$180	$27	$174	$4,421
1%	469,549	2,446	-	474	-	-	105	-
1.05%	144,625	636	-	-	-	-	-	111
1.1%	798,456	6,372	5,583	5,819	855	233	-	2,513
1.15%	336,333	1,544	49	1,181	-	-	17	3,172
1.2%	131,238	575	67	390	-	-	787	756
1.25%	127,781	4,444	-	2,859	-	-	-	1,294
1.3%	493,556	2,169	-	618	-	-	13	467
1.35%	66,413	1,855	378	307	-	-	16	132
1.4%	1,758,502	891	-	273	-	-	-	1,412
1.45%	77,215	-	-	1,244	-	-	-	90
1.5%	68,840	198	461	-	-	-	-	123
1.55%	82,013	211	-	64	-	-	-	132
1.6%	152,858	123	-	2,011	-	-	-	953
1.65%	25,207	70	-	-	-	-	-	144
1.7%	25,487	199	-	-	-	-	-	1,350
1.75%	23,526	-	-	242	-	-	-	241
1.8%	19,715	-	-	52	-	-	-	-
1.85%	2,949	-	-	-	-	-	-	-
1.95%	2,629	-	-	-	-	-	-	-
2%	11,297	-	-	-	-	-	-	-
2.1%	616	-	-	-	-	-	-	-
2.15%	8,003	-	-	-	-	-	-	-

Totals	$6,071,793	$26,498	$8,616	$21,587	$1,035	$260	$1,112	$17,311

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVF2	NVAMV2	GVAAA2	GVABD2

0.95%	$4,208	$3,649	$7,324	$2,474	$1,162	$-	$11,372	$6,379
1%	464	1,210	756	13	954	319	3,733	1,219
1.05%	-	397	723	-	-	277	854	166
1.1%	3,099	4,318	6,892	1,048	824	408	24,721	2,643
1.15%	1,542	4,148	3,439	296	647	-	2,232	745
1.2%	1,192	736	914	78	63	-	567	541
1.25%	1,211	630	465	33	-	-	-	615
1.3%	1,125	1,303	1,966	85	68	-	171	39
1.35%	693	74	156	18	-	-	1,611	984
1.4%	1,836	5,124	3,154	451	83	157	777	383
1.45%	173	-	976	208	-	-	-	-
1.5%	31	24	228	-	83	-	629	1,096
1.55%	1,796	494	1,120	380	-	-	-	172
1.6%	1,247	563	3,833	-	-	-	-	56
1.65%	296	282	496	-	-	-	-	-
1.7%	-	-	281	616	-	10	1,332	-
1.75%	344	-	938	-	8	-	-	-
1.8%	-	-	-	-	-	-	-	1,115
1.85%	143	-	64	-	-	-	-	-
1.95%	94	-	389	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

	$19,494	$22,952	$34,114	$5,700	$3,892	$1,171	$47,999	$16,153

	GVAGG2	GVAGR2	GVAGI2	HIBF3	GEM2	GEM6	NVIE6	NVNMO2

0.95%	$7,910	$14,128	$3,475	$288	$1,994	$6,817	$423	$117
1%	3,612	1,947	793	-	-	1,843	46	154
1.05%	344	69	-	-	196	1,416	-	-
1.1%	3,436	7,576	2,053	1,560	104	2,053	651	16
1.15%	439	438	1,421	53	383	1,266	26	-
1.2%	237	77	26	21	124	2,334	50	-
1.25%	77	22	-	-	-	67	-	-
1.3%	1,431	230	418	-	-	979	-	-
1.35%	29	519	-	692	-	1,681	-	277
1.4%	1,955	2,025	257	-	477	5,804	472	-
1.45%	-	-	-	-	16	26	26	-
1.5%	199	100	-	-	-	39	-	-
1.55%	20	617	47	-	-	1,429	40	301
1.6%	-	-	-	-	271	99	-	-
1.65%	43	41	-	-	-	19	-	-
1.7%	101	45	-	-	-	36	-	-
1.75%	-	-	-	-	-	4	-	-
1.8%	389	876	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	509	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

	$20,222	$28,710	$8,490	$2,614	$3,565	$26,421	$1,734	$865

	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2

0.95%	$-	$-	$384	$1,862	$1,072	$659	$10,385	$539
1%	-	103	-	-	-	1,200	4,670	-
1.05%	-	-	-	-	-	-	226	-
1.1%	49	202	283	7,077	208	4,041	5,666	2,152
1.15%	-	-	214	2,397	4,406	384	5,363	-
1.2%	-	-	214	-	-	-	174	-
1.25%	-	-	-	-	-	425	108	-
1.3%	-	15	-	500	-	-	2,796	-
1.35%	-	-	-	-	-	51	-	-
1.4%	-	-	-	1,096	-	74	540	-
1.45%	-	-	-	-	-	-	-	-
1.5%	-	-	496	-	477	421	-	-
1.55%	-	-	-	-	-	-	-	-
1.6%	-	-	-	620	-	-	-	-
1.65%	-	-	-	-	883	-	-	-
1.7%	-	-	-	81	-	22	-	-
1.75%	-	-	-	-	-	-	175	-
1.8%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

	$49	$320	$1,591	$13,633	$7,046	$7,277	$30,103	$2,691

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF2	GBF	GVIDA	NVDBL2

0.95%	$2,403	$83	$2,629	$2,159	$280	$28,990	$11,623	$1,190
1%	992	-	1,201	88	1	4,787	135	-
1.05%	-	-	8	-	-	1,171	1,901	-
1.1%	10,514	124	175	1,618	324	18,977	5,499	7,088
1.15%	-	-	-	1,020	70	6,004	11,895	-
1.2%	-	25	8	8	79	2,221	1,787	-
1.25%	113	-	-	36	-	1,965	2,550	-
1.3%	-	-	174	1,158	39	2,408	1,759	-
1.35%	71	113	-	-	-	2,594	597	-
1.4%	-	-	289	257	97	7,928	13,259	-
1.45%	-	-	-	-	-	1,248	4,414	-
1.5%	-	-	-	-	-	906	997	-
1.55%	-	-	462	33	-	3,422	2,009	-
1.6%	3,005	-	-	-	107	3,171	2,985	-
1.65%	-	-	-	-	366	549	606	-
1.7%	32	-	253	176	-	45	528	954
1.75%	-	-	-	-	-	240	-	-
1.8%	-	-	-	-	-	-	389	-
1.85%	-	-	-	-	-	117	233	476
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

	$17,130	$345	$5,199	$6,553	$1,363	$86,743	$63,166	$9,708

	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	MCIF2	SAM

0.95%	$-	$15,921	$88,726	$44,853	$26,404	$786	$9,414	$83,942
1%	173	545	6,519	1,829	4,228	-	675	8,226
1.05%	-	951	1,960	510	1,143	-	2,948	2,425
1.1%	110	14,672	78,968	31,067	29,643	3,894	5,807	67,690
1.15%	227	12,323	73,157	21,873	22,731	-	2,728	21,315
1.2%	32	12,309	17,727	10,891	6,406	-	935	9,259
1.25%	-	638	15,370	29,223	3,778	-	1,163	4,913
1.3%	-	6,298	26,084	2,389	10,710	-	1,803	1,872
1.35%	-	1,363	5,978	3,058	620	295	493	2,712
1.4%	-	11,362	70,508	36,907	16,711	-	2,792	5,109
1.45%	-	16	11,220	8,245	1,286	-	722	2,042
1.5%	474	303	1,444	914	1,397	568	-	428
1.55%	-	6,717	9,830	2,221	2,379	-	821	2,084
1.6%	-	6,251	48,742	14,689	14,505	-	2,509	2,387
1.65%	-	2,601	3,308	2,722	1,095	-	47	213
1.7%	-	179	2,024	2,151	1,547	-	-	508
1.75%	-	-	246	8,219	276	-	693	328
1.8%	-	486	1,924	2,932	-	-	-	143
1.85%	-	-	561	238	104	-	213	87
1.95%	-	-	520	120	-	-	-	-
2%	-	-	-	-	-	-	-	1,920
2.1%	-	-	263	314	-	-	-	3
2.15%	-	637	-	-	735	-	615	-

	$1,016	$93,572	$465,079	$225,365	$145,698	$5,543	$34,378	$217,606

	NVMIG6	GVDIV3	GVDIV6	NVMLG2	NVMLV2	NVMMG2	NVMMV2	SCGF2

0.95%	$311	$29	$1,774	$-	$11,449	$534	$477	$3,200
1%	11	-	302	-	2,193	133	22	248
1.05%	-	-	2	-	899	-	87	48
1.1%	97	445	2,428	319	4,293	171	705	1,896
1.15%	11	-	739	23	2,441	-	49	717
1.2%	-	-	515	-	1,416	27	-	53
1.25%	-	-	-	-	609	34	-	928
1.3%	-	-	420	-	622	-	-	13
1.35%	-	-	57	-	263	-	-	78
1.4%	50	-	378	-	5,206	-	345	793
1.45%	-	-	38	-	185	-	-	-
1.5%	-	-	13	-	72	-	-	-
1.55%	-	-	23	-	1,767	725	-	216
1.6%	-	-	-	-	5,576	-	-	644
1.65%	-	-	-	-	329	-	-	51
1.7%	-	-	-	-	528	-	-	-
1.75%	-	-	-	-	550	-	-	-
1.8%	-	-	-	-	174	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	911

	$480	$474	$6,689	$342	$38,572	$1,624	$1,685	$9,796

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	SCVF	SCVF2	SCF	SCF2	NVSTB2	NVOLG1	NVOLG2	NVTIV3

0.95%	$151	$3,297	$1,190	$4,338	$1,346	$5,661	$142,595	$450
1%	-	726	-	316	-	-	95,615	22
1.05%	-	314	-	68	-	-	25,060	87
1.1%	806	2,745	3,153	4,073	423	8,042	58,553	203
1.15%	-	1,333	-	2,989	628	-	17,105	49
1.2%	-	708	37	973	-	78	10,222	-
1.25%	-	341	-	159	-	-	6,375	-
1.3%	-	900	-	488	-	126,128	10,380	-
1.35%	-	208	32	44	-	826	5,119	-
1.4%	-	736	-	1,119	440	530,343	16,499	82
1.45%	-	56	-	30	-	5,573	5,504	-
1.5%	-	34	158	50	-	6,216	1,929	-
1.55%	-	900	-	2,141	29	-	8,009	-
1.6%	-	587	-	314	-	-	6,890	-
1.65%	-	17	-	22	-	-	2,743	-
1.7%	-	1,105	-	35	-	-	2,548	-
1.75%	-	556	-	185	-	-	938	-
1.8%	-	5	-	183	-	-	1,340	-
1.85%	-	-	-	-	-	-	82	-
1.95%	-	-	-	132	-	-	826	-
2%	-	-	-	1,571	-	-	2,082	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	759	-

	$957	$14,568	$4,570	$19,230	$2,866	$682,867	$421,173	$893

	NVRE2	ALVGIB	ALVIVB	ALVPGB	ALVSVB	DVSCS	FCA2S	FHIBS

0.95%	$5,920	$6,503	$1,358	$2,153	$8,928	$656	$3,506	$7,637
1%	190	1,012	133	32	2,269	-	538	3,393
1.05%	1,361	123	28	-	1,536	-	104	144
1.1%	3,278	7,341	541	2,978	9,057	2,206	2,912	10,331
1.15%	573	2,279	803	936	2,506	33	2,291	5,770
1.2%	571	1,076	49	225	2,033	209	556	1,860
1.25%	582	1,710	70	-	1,259	-	123	918
1.3%	412	1,401	110	450	586	-	220	1,916
1.35%	790	501	32	3	513	230	341	1,140
1.4%	1,717	2,116	1,131	1,139	7,035	-	180	4,428
1.45%	2	71	-	9	88	-	-	288
1.5%	76	60	-	37	116	-	-	384
1.55%	363	535	367	312	3,029	-	-	1,469
1.6%	135	465	1,213	629	1,462	-	372	3,608
1.65%	22	318	33	133	23	-	269	214
1.7%	-	258	303	-	754	-	39	894
1.75%	5	653	-	120	114	-	-	5
1.8%	326	-	33	-	481	-	572	71
1.85%	-	160	-	-	-	-	-	-
1.95%	-	-	67	-	107	-	-	-
2%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	934	266	-	446	-	-	-

	$16,323	$27,516	$6,537	$9,156	$42,342	$3,334	$12,023	$44,470

	FVK2	FQB	FQBS	FEIP	FVSS2	FHIP	FAMGP	FAMGS

0.95%	$577	$3,885	$7,852	$-	$5,160	$-	$-	$4,625
1%	-	-	9,352	-	2,287	-	-	6,362
1.05%	-	-	-	-	340	-	-	148
1.1%	743	15,022	13,635	-	2,429	-	-	104
1.15%	-	-	2,330	-	1,557	-	-	-
1.2%	99	95	1,887	-	1,569	-	-	39
1.25%	-	-	2,981	-	846	-	-	19
1.3%	42	-	5,250	23,242	1,933	19,217	4,207	-
1.35%	63	927	838	-	261	-	-	-
1.4%	-	645	3,064	120,344	1,221	93,638	16,691	310
1.45%	-	-	528	2,000	431	692	15	-
1.5%	636	999	577	5,669	43	4,041	135	-
1.55%	-	188	520	-	849	-	-	-
1.6%	-	-	1,219	-	281	-	-	-
1.65%	-	-	27	-	140	-	-	-
1.7%	-	-	591	-	199	-	-	-
1.75%	-	-	578	-	606	-	-	-
1.8%	-	-	77	-	1,178	-	-	-
1.85%	-	-	25	-	28	-	-	-
1.95%	-	-	-	-	36	-	-	-
2%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

	$2,160	$21,761	$51,331	$151,255	$21,394	$117,588	$21,048	$11,607

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	FAMG2	FAMP	FAMS	FAM2	FBP	FBS	FB2	FDCA2

0.95%	$2,080	$-	$7,010	$3,745	$-	$15,170	$3,624	$4,583
1%	1,544	-	5,197	2,473	-	12,832	4,756	975
1.05%	1	-	4,232	-	-	1,745	158	371
1.1%	50	-	-	139	-	406	6,063	3,383
1.15%	-	-	-	2,423	-	2	1,232	542
1.2%	11	-	-	147	-	4	140	449
1.25%	30	-	-	280	-	-	1,189	1,234
1.3%	-	4,150	-	-	30,559	-	32	-
1.35%	-	-	-	-	-	-	181	86
1.4%	27	31,081	-	366	161,842	-	1,094	1,753
1.45%	105	475	-	80	1,311	-	118	-
1.5%	-	318	-	365	3,541	-	315	300
1.55%	90	-	-	-	-	-	299	42
1.6%	116	-	-	315	-	-	1,003	41
1.65%	-	-	-	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	95
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

	$4,054	$36,024	$16,439	$10,333	$197,253	$30,159	$20,204	$13,854

	FDCAS	FEIS	FEI2	FGIP	FGIS	FGI2	FGP	FGS

0.95%	$1,657	$41,104	$37,056	$-	$27,771	$13,353	$-	$41,988
1%	71	19,705	7,317	-	25,125	4,081	-	43,807
1.05%	100	9,865	1,377	-	16,184	1,201	-	12,969
1.1%	-	12,872	29,562	-	-	10,612	-	394
1.15%	-	-	14,479	-	-	1,852	-	-
1.2%	50	458	4,662	-	60	1,970	-	363
1.25%	-	151	10,651	-	324	2,994	-	533
1.3%	-	106	4,454	13,376	14	1,432	29,938	92
1.35%	-	1,935	5,791	-	-	348	-	61
1.4%	-	985	7,440	61,120	-	2,369	98,734	128
1.45%	-	1,739	1,261	1,992	-	449	3,074	21
1.5%	-	860	750	1,655	-	4	6,925	515
1.55%	-	-	3,862	-	-	287	-	-
1.6%	-	-	2,651	-	-	2,038	-	91
1.65%	-	-	1,666	-	-	-	-	216
1.7%	-	-	1,851	-	-	-	-	-
1.75%	-	-	757	-	-	318	-	-
1.8%	-	-	1,078	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	2,085	-	-	-	-	-
2.1%	-	-	13	-	-	-	-	-
2.15%	-	-	491	-	-	479	-	-

	$1,878	$89,780	$139,254	$78,143	$69,478	$43,787	$138,671	$101,178

	FG2	FHIPR	FHIS	FHI2	FHI2R	FHISR	FIP	FIGBP

0.95%	$25,064	$-	$19,878	$9,603	$3,518	$2,425	$61,438	$29,570
1%	9,473	-	11,739	2,774	250	996	36,522	18,287
1.05%	1,433	-	4,849	1,338	-	974	9,294	11,874
1.1%	17,188	-	270	5,927	2,389	-	8,449	6,961
1.15%	7,211	-	-	4,561	1,147	-	1,157	2,637
1.2%	3,708	-	34	837	639	-	1,051	659
1.25%	1,857	-	-	1,032	78	-	605	204
1.3%	510	-	-	411	2,858	-	23,848	20,789
1.35%	1,512	-	-	105	31	-	332	24
1.4%	4,647	12,850	-	1,063	655	-	100,584	73,507
1.45%	560	473	1,132	162	-	-	2,518	3,802
1.5%	178	854	695	406	1	-	5,448	228
1.55%	2,112	-	-	990	1,738	-	515	372
1.6%	1,202	-	-	247	-	-	145	-
1.65%	391	-	-	44	-	-	473	-
1.7%	642	-	-	-	18	-	290	53
1.75%	312	-	-	12	-	-	-	-
1.8%	936	-	-	87	16	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

	$78,936	$14,177	$38,597	$29,599	$13,338	$4,395	$252,669	$168,967

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	FMCP	FMCS	FMC2	FMMP	FOP	FOS	FO2	FO2R

0.95%	$-	$37,567	$57,210	$20,356	$-	$10,448	$5,740	$6,391
1%	-	19,423	15,618	4,675	-	11,535	4,672	2,043
1.05%	-	4,988	1,417	3,129	-	1,269	-	56
1.1%	-	108	39,197	1,386	-	159	3,111	4,659
1.15%	-	-	8,427	679	-	-	837	932
1.2%	-	463	5,556	89	-	58	673	1,081
1.25%	-	109	3,598	-	-	62	190	305
1.3%	35,738	-	4,108	13,111	22,019	11	87	1,864
1.35%	-	-	2,377	-	-	-	25	232
1.4%	-	-	11,034	44,193	94,924	-	840	998
1.45%	-	1,451	2,125	204	1,149	565	-	-
1.5%	-	-	1,840	5,553	907	-	230	193
1.55%	-	-	4,965	-	-	-	637	441
1.6%	-	-	1,836	-	-	-	224	30
1.65%	-	236	912	-	-	-	134	12
1.7%	-	-	808	-	-	-	93	91
1.75%	-	-	707	-	-	-	-	127
1.8%	-	-	3,299	-	-	-	-	-
1.85%	-	40	-	-	-	-	175	-
1.95%	-	-	69	-	-	-	-	-
2%	-	-	1,526	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	23
2.15%	-	-	477	-	-	-	330	-

	$35,738	$64,385	$167,106	$93,375	$118,999	$24,107	$17,998	$19,478

	FOSR	FV2	FVSS	FVS	FAGRS	FAGR2	FTVRDI	TIF

0.95%	$1,800	$854	$1,191	$1,390	$343	$1,330	$2,784	$188
1%	645	129	-	774	125	119	-	-
1.05%	272	649	-	75	-	-	-	68
1.1%	675	2,010	420	-	-	1,033	8,226	1,467
1.15%	-	25	-	-	-	920	153	-
1.2%	-	26	7	-	-	593	108	-
1.25%	-	-	-	-	-	14	-	-
1.3%	-	-	-	-	-	-	63	-
1.35%	27	101	-	-	-	89	670	93
1.4%	-	423	-	-	-	915	6	-
1.45%	1,113	171	-	-	-	15	-	-
1.5%	-	-	-	-	-	37	419	-
1.55%	-	-	-	-	-	53	-	-
1.6%	-	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	8	-	-	-	68	-	-
1.8%	-	-	-	-	-	185	-	-
1.85%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	290	-	-

	$4,532	$4,396	$1,618	$2,239	$468	$5,661	$12,429	$1,816

	FTVFA2	AMSRS	OVGS3	OVGS4	OVGS	OVGSS	OVGIS	OVSC

0.95%	$911	$1,463	$880	$6,359	$161	$4,169	$14,437	$930
1%	276	390	-	2,929	-	536	590	-
1.05%	-	-	-	2,924	-	43	-	158
1.1%	1,048	48	1,837	4,913	1,052	7,001	14,886	3,187
1.15%	1,484	49	-	2,554	-	4,625	5,046	68
1.2%	178	-	7	879	-	429	2,549	9
1.25%	-	124	-	1,218	-	397	1,598	-
1.3%	52	201	-	2,118	-	1,484	1,685	-
1.35%	-	-	74	1,033	29	142	1,021	58
1.4%	915	92	-	1,336	-	2,235	4,521	-
1.45%	-	-	-	24	-	123	1,614	-
1.5%	-	147	467	72	-	-	216	-
1.55%	-	-	-	1,755	-	567	1,396	-
1.6%	-	-	-	1,001	-	1,327	2,726	-
1.65%	-	-	-	105	-	380	540	-
1.7%	-	246	-	-	-	-	111	-
1.75%	-	-	-	18	-	-	586	-
1.8%	-	-	-	-	-	-	228	-
1.85%	-	-	-	-	-	-	35	-
1.95%	-	-	-	137	-	132	-	-
2%	-	-	-	1,604	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	297	-

	$4,864	$2,760	$3,265	$30,979	$1,242	$23,590	$54,082	$4,410

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	OVSCS	OVSB	OVSBS	PMVFAD	PMVLAD	PVGIB	PVTIGB	PVTSCB

0.95%	$216	$784	$21,916	$640	$3,919	$387	$183	$319
1%	111	-	2,896	891	5,436	-	-	-
1.05%	268	-	369	38	89	-	-	-
1.1%	1,749	1,510	15,730	658	2,325	322	950	583
1.15%	130	-	8,446	117	566	47	-	-
1.2%	740	7	3,260	-	16	81	-	-
1.25%	-	-	3,087	-	583	-	-	-
1.3%	98	-	4,594	-	610	270	-	-
1.35%	1,178	18	1,313	892	1,715	13	145	72
1.4%	436	51	2,992	6,407	270	64	-	-
1.45%	-	-	600	-	-	-	-	-
1.5%	1	214	415	-	152	-	-	215
1.55%	-	-	679	-	263	-	-	-
1.6%	-	-	3,739	-	-	-	-	-
1.65%	-	-	1,013	-	7	-	-	-
1.7%	-	-	349	-	-	-	-	-
1.75%	-	-	522	319	344	-	-	-
1.8%	-	-	18	-	-	-	-	-
1.85%	-	-	13	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-

	$4,927	$2,584	$71,951	$9,962	$16,295	$1,184	$1,278	$1,189

	PVTVB	ACEG2	ACC2	AVGI	AVCE2	AVIE2	AVMCCI	VWHAS

0.95%	$977	$4,980	$12,738	$603	$2,466	$762	$241	$703
1%	224	471	2,657	-	478	-	-	-
1.05%	-	12	87	-	-	-	-	-
1.1%	2,080	4,185	16,905	1,252	2,537	421	1,436	266
1.15%	89	2,747	3,464	-	381	1,081	26	-
1.2%	284	680	1,553	69	181	99	-	-
1.25%	675	2,563	2,997	-	146	-	-	-
1.3%	1,451	1,606	1,764	-	135	228	-	-
1.35%	123	194	735	87	5	66	144	809
1.4%	2,697	4,390	8,536	-	1,355	35	-	-
1.45%	-	209	844	-	122	14	-	-
1.5%	67	-	-	-	-	-	-	-
1.55%	46	913	881	-	421	71	-	-
1.6%	26	765	1,162	-	414	88	-	-
1.65%	-	379	507	-	-	33	-	-
1.7%	-	198	561	-	99	46	-	-
1.75%	-	810	1,350	-	212	43	-	-
1.8%	-	92	823	-	203	4	-	-
1.85%	-	155	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	336	-	-	-	-	-

	$8,739	$25,349	$57,900	$2,011	$9,155	$2,991	$1,847	$1,778

	VWHA	WRASP	WFVSCG

0.95%	$1,867	$3,627	$834
1%	1,022	2,152	192
1.05%	-	1,624	344
1.1%	1,184	5,488	233
1.15%	20	1,837	33
1.2%	-	414	-
1.25%	-	-	-
1.3%	246	420	-
1.35%	-	2,878	16
1.4%	656	5,826	-
1.45%	86	52	-
1.5%	-	1,056	-
1.55%	-	297	78
1.6%	-	149	-
1.65%	-	37	-
1.7%	-	212	-
1.75%	330	419	-
1.8%	-	-	-
1.85%	-	-	-
1.95%	-	-	-
2%	-	-	-
2.1%	-	-	-
2.15%	-	-	-

	$5,411	$26,488	$1,730

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2013 and 2012, total transfers to the Account from the fixed account were $2,379,491 and $3,093,891, respectively, and total transfers from the Account to the fixed account were $9,867,403 and $12,162,642, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $342,890 and $751,085 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$520,127,871	$0	$0	$520,127,871

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

	Purchases of Investments	Sales of Investments
Global Allocation V.I. Fund - Class III (MLVGA3)	$1,139,762	$1,455,967
Stock Index Fund, Inc. - Initial Shares (DSIF)	43,399	279,791
Stock Index Fund, Inc. - Service Shares (DSIFS)	473,890	590,170
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	1,251	26,839
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	98	8,497
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)	6,795	34,963
Investors Growth Stock Series - Service Class (MIGSC)	81,195	380,737
Mid Cap Growth Series - Service Class (MMCGSC)	44,585	277,517
New Discovery Series - Service Class (MNDSC)	334,272	429,708
Value Series - Service Class (MVFSC)	197,472	780,863
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	423,836	138,470
Core Plus Fixed Income Portfolio - Class II (MSVF2)	364,168	412,388
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	251,249	6,702
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	319,686	640,643
American Funds NVIT Bond Fund - Class II (GVABD2)	47,100	499,188
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	49,001	359,237
American Funds NVIT Growth Fund - Class II (GVAGR2)	35,964	244,571
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	123,261	142,607
Federated NVIT High Income Bond Fund - Class III (HIBF3)	73,083	103,130
NVIT Emerging Markets Fund - Class II (GEM2)	3,155	47,142
NVIT Emerging Markets Fund - Class VI (GEM6)	348,784	1,122,853
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	9,404	6,523
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	142,629	50,040
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	2,046	51
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	21,986	12,079
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	965,334	4,245
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	63,383	496,817
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	26,231	26,101
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	294,399	287,701
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	794,734	1,002,079
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	33,057	461,233
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	59,906	584,613
NVIT Core Bond Fund - Class I (NVCBD1)	6,836	44,727
NVIT Core Bond Fund - Class II (NVCBD2)	50,030	201,366

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2013

NVIT Core Plus Bond Fund - Class II (NVLCP2)	155,727	150,642
NVIT Nationwide Fund - Class II (TRF2)	1,039	42,421
NVIT Government Bond Fund - Class I (GBF)	710,091	1,761,286
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	593,714	2,846,222
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	135,114	90,838
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	9,270	5,855
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	422,434	2,842,081
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	964,416	6,536,244
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	515,919	2,642,594
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	431,745	1,933,521
NVIT Mid Cap Index Fund - Class I (MCIF)	74,026	86,764
NVIT Mid Cap Index Fund - Class II (MCIF2)	198,096	683,142
NVIT Money Market Fund - Class I (SAM)	7,999,056	10,277,863
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	44,090	13,439
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	924	21,242
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	72,931	221,765
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	52,359	33,572
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	486,639	562,741
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	37,817	128,608
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	88,464	67,172
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	85,864	274,173
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	28,724	15,638
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	83,377	357,406
NVIT Multi-Manager Small Company Fund - Class I (SCF)	5,300	224,971
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	23,201	397,493
NVIT Short Term Bond Fund - Class II (NVSTB2)	90,937	58,919
NVIT Large Cap Growth Fund - Class I (NVOLG1)	660,620	8,146,146
NVIT Large Cap Growth Fund - Class II (NVOLG2)	877,431	8,545,382
Templeton NVIT International Value Fund - Class III (NVTIV3)	96,815	40,803
NVIT Real Estate Fund - Class II (NVRE2)	217,419	413,006
VPS Growth and Income Portfolio - Class B (ALVGIB)	84,899	389,736
VPS International Value Portfolio - Class B (ALVIVB)	28,412	150,355
VPS Large Cap Growth Portfolio: Class B (ALVPGB)	41,287	194,672
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	413,167	617,589
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	29,812	100,591
Managed Tail Risk Fund II: Service Shares (FCA2S)	63,725	260,552
High Income Bond Fund II - Service Shares (FHIBS)	451,382	1,262,962
Kaufmann Fund II - Primary Shares (FVK2)	17,273	52,330
Quality Bond Fund II - Primary Shares (FQB)	161,379	364,426
Quality Bond Fund II - Service Shares (FQBS)	301,269	1,472,414
Equity-Income Portfolio - Initial Class (FEIP)	1,380,037	1,532,293
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)	110,017	261,707
High Income Portfolio - Initial Class (FHIP)	560,419	1,541,418
VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)	48,198	121,275
VIP Asset Manager Growth Portfolio - Service Class (FAMGS)	9,784	594,857
VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)	4,152	39,766
VIP Asset Manager Portfolio - Initial Class (FAMP)	107,703	270,266
VIP Asset Manager Portfolio - Service Class (FAMS)	27,460	268,686
VIP Asset Manager Portfolio - Service Class 2 (FAM2)	34,604	171,089
VIP Balanced Portfolio - Initial Class (FBP)	1,054,251	2,889,635
VIP Balanced Portfolio - Service Class (FBS)	193,808	781,506
VIP Balanced Portfolio - Service Class 2 (FB2)	132,624	459,653
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)	344,450	187,014
VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)	31,127	32,946
VIP Equity-Income Portfolio - Service Class (FEIS)	812,496	1,288,855
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	1,221,514	2,898,664
VIP Growth & Income Portfolio - Initial Class (FGIP)	328,153	861,620
VIP Growth & Income Portfolio - Service Class (FGIS)	172,727	1,120,741
VIP Growth & Income Portfolio - Service Class 2 (FGI2)	168,634	912,909
VIP Growth Portfolio - Initial Class (FGP)	130,917	1,547,765
VIP Growth Portfolio - Service Class (FGS)	361,368	3,418,072
VIP Growth Portfolio - Service Class 2 (FG2)	225,325	1,397,032
VIP High Income Portfolio - Initial Class R (FHIPR)	185,727	354,268
VIP High Income Portfolio - Service Class (FHIS)	215,985	468,939
VIP High Income Portfolio - Service Class 2 (FHI2)	147,578	701,500
VIP High Income Portfolio - Service Class 2R (FHI2R)	210,703	508,650
VIP High Income Portfolio - Service Class R (FHISR)	98,089	111,795
VIP Index 500 Portfolio - Initial Class (FIP)	1,147,970	4,555,733
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)	703,706	3,756,275
VIP Mid Cap Portfolio - Initial Class (FMCP)	471,958	548,267
VIP Mid Cap Portfolio - Service Class (FMCS)	1,081,515	780,812
VIP Mid Cap Portfolio - Service Class 2 (FMC2)	2,233,494	3,867,801
VIP Money Market Portfolio - Initial Class (FMMP)	1,446,934	4,444,818
VIP Overseas Portfolio - Initial Class (FOP)	244,432	1,112,834
VIP Overseas Portfolio - Service Class (FOS)	29,923	1,132,763
VIP Overseas Portfolio - Service Class 2 (FO2)	24,375	224,268
VIP Overseas Portfolio - Service Class 2 R (FO2R)	483,305	454,335
VIP Overseas Portfolio - Service Class R (FOSR)	9,095	134,069
VIP Value Portfolio - Service Class 2 (FV2)	74,697	70,214
VIP Value Strategies Portfolio - Service Class (FVSS)	9,037	13,312
VIP Value Portfolio - Service Class (FVS)	30,639	64,569
VIP Growth Strategies Portfolio - Service Class (FAGRS)	104	27,401
VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)	3,371	85,564
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	81,335	291,729

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2013

Templeton Foreign Securities Fund - Class 1 (TIF)	4,177	33,255
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	277,250	80,115
Socially Responsive Portfolio - I Class Shares (AMSRS)	26,740	6,748
Global Securities Fund/VA - Class 3 (OVGS3)	26,592	44,648
Global Securities Fund/VA - Class 4 (OVGS4)	260,290	1,025,539
Global Securities Fund/VA - Non-Service Shares (OVGS)	1,828	138,442
Global Securities Fund/VA - Service Class (OVGSS)	23,894	349,148
Main Street Fund(R)/VA - Service Class (OVGIS)	59,677	1,071,644
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	65,055	89,564
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	71,066	61,044
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	65,012	67,870
Global Strategic Income Fund/VA: Service Shares (OVSBS)	426,733	2,199,907
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	31,309	165,097
Low Duration Portfolio - Advisor Class (PMVLAD)	142,609	408,480
Putnam VT Growth and Income Fund - Class IB (PVGIB)	13,562	20,336
Putnam VT International Equity Fund - Class IB (PVTIGB)	2,063	32,112
Putnam VT Small Cap Value Fund - Class IB (PVTSCB)	5,269	68,358
Putnam VT Voyager Fund - Class IB (PVTVB)	84,581	155,511
VI American Franchise Fund - Series II Shares (ACEG2)	9,698	449,871
VI Comstock Fund - Series II Shares (ACC2)	288,849	1,401,113
VI Core Equity Fund - Series I Shares (AVGI)	2,570	36,490
VI Core Equity Fund - Series II Shares (AVCE2)	11,313	115,473
VI International Growth Fund - Series II Shares (AVIE2)	2,638	58,727
Invesco - Invesco VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	14,055	56,253
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)	22,364	6,501
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	14,865	157,856
Variable Insurance Portfolios - Asset Strategy (WRASP)	102,518	356,778
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	249,978	75,157

Total	$42,288,440	$120,486,857

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Allocation V.I. Fund - Class III (MLVGA3)
2013	0.95% to 1.70%	142,150	$ 15.50 to $ 14.96	$2,183,074	0.97%	13.33% to 12.47%
2012	0.95% to 1.70%	168,317	13.68 to 13.30	2,286,916	1.32%	8.92% to 8.09%
2011	0.95% to 1.70%	223,926	12.56 to 12.30	2,799,332	2.60%	-4.55% to -5.27%
2010	0.95% to 1.60%	140,639	13.16 to 13.01	1,845,529	1.47%	8.72% to 8.01%
2009	0.95% to 1.85%	101,563	12.10 to 12.03	1,227,427	2.97%	21.01% to 20.32%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2013	0.95% to 1.50%	36,717	19.59 to 18.37	707,651	1.83%	30.77% to 30.05%
2012	0.95% to 1.50%	50,707	14.98 to 14.12	748,654	1.99%	14.64% to 14.00%
2011	0.95% to 1.55%	60,844	13.07 to 10.16	784,413	1.72%	0.91% to 0.36%
2010	0.95% to 1.55%	87,671	12.95 to 10.12	1,100,324	1.75%	13.75% to 13.15%
2009	0.95% to 1.55%	132,305	11.38 to 8.95	1,414,531	1.91%	25.13% to 24.21%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2013	0.95% to 1.80%	95,774	21.55 to 19.66	2,029,663	1.62%	30.45% to 29.34%
2012	0.95% to 1.80%	104,351	16.52 to 15.20	1,684,440	1.77%	14.37% to 13.39%
2011	0.95% to 1.80%	133,351	14.44 to 13.40	1,891,826	1.56%	0.66% to -0.21%
2010	0.95% to 2.05%	147,732	14.35 to 13.23	2,080,342	1.52%	13.45% to 12.28%
2009	0.95% to 2.35%	201,886	12.65 to 11.53	2,505,612	1.85%	24.85% to 22.91%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2013	0.95% to 1.10%	5,119	17.89 to 17.58	90,206	1.31%	33.07% to 32.87%
2012	0.95% to 1.10%	6,697	13.44 to 13.23	88,907	0.85%	10.91% to 10.74%
2011	0.95% to 1.10%	8,467	12.12 to 11.95	101,540	1.05%	-0.06% to -0.21%
2010	0.95% to 1.40%	14,745	12.13 to 8.80	175,064	0.96%	13.73% to 13.30%
2009	0.95% to 1.55%	28,301	10.67 to 7.67	275,271	0.93%	32.49% to 31.56%
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2013	0.95% to 1.10%	2,029	13.25 to 13.22	26,827	0.40%	35.71% to 35.51%
2012	0.95% to 1.10%	2,807	9.76 to 9.75	27,392	0.00%	-2.36% to -2.46%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2013	0.95% to 1.35%	8,055	13.21 to 13.12	106,042	0.21%	35.31% to 34.76%
2012	0.95% to 1.35%	10,573	9.76 to 9.74	103,100	0.00%	-2.36% to -2.63%	****
Investors Growth Stock Series - Service Class (MIGSC)
2013	0.95% to 1.75%	93,353	16.80 to 15.26	1,528,763	0.41%	28.82% to 27.78%
2012	0.95% to 1.75%	117,108	13.04 to 11.94	1,489,341	0.22%	15.57% to 14.64%
2011	0.95% to 1.75%	127,908	11.28 to 10.41	1,409,468	0.25%	-0.58% to -1.38%
2010	0.95% to 2.60%	169,342	11.35 to 9.77	1,865,024	0.30%	11.09% to 9.33%
2009	0.95% to 2.60%	217,516	10.22 to 8.94	2,150,679	0.46%	37.77% to 35.34%
Mid Cap Growth Series - Service Class (MMCGSC)
2013	0.95% to 1.95%	134,673	13.66 to 12.11	1,783,856	0.00%	35.91% to 34.54%
2012	0.95% to 1.95%	154,064	10.05 to 9.00	1,507,545	0.00%	15.31% to 14.15%
2011	0.95% to 1.95%	184,236	8.72 to 7.89	1,569,063	0.00%	-7.05% to -7.99%
2010	0.95% to 2.35%	266,237	9.38 to 8.24	2,436,871	0.00%	27.98% to 26.32%
2009	0.95% to 2.35%	358,057	7.33 to 6.53	2,556,546	0.00%	39.91% to 37.60%
New Discovery Series - Service Class (MNDSC)
2013	0.95% to 1.65%	102,483	22.93 to 21.08	2,287,169	0.00%	39.88% to 38.89%
2012	0.95% to 1.65%	107,570	16.39 to 15.17	1,721,451	0.00%	19.75% to 18.90%
2011	0.95% to 1.65%	134,957	13.69 to 12.76	1,808,690	0.00%	-11.34% to -11.97%
2010	0.95% to 1.75%	181,790	15.44 to 14.37	2,743,247	0.00%	34.65% to 33.56%
2009	0.95% to 2.05%	202,161	11.47 to 10.49	2,264,792	0.00%	61.37% to 59.45%
Value Series - Service Class (MVFSC)
2013	0.95% to 1.95%	136,730	21.88 to 19.40	2,904,326	0.99%	34.31% to 32.95%
2012	0.95% to 1.95%	169,504	16.29 to 14.59	2,689,342	1.35%	14.78% to 13.62%
2011	0.95% to 1.95%	211,567	14.19 to 12.84	2,920,837	1.18%	-1.41% to -2.40%
2010	0.95% to 2.05%	276,669	14.40 to 13.05	3,892,801	1.43%	10.16% to 9.01%
2009	0.95% to 2.05%	386,745	13.07 to 11.97	4,924,645	1.25%	21.29% to 19.81%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2013	0.95% to 1.70%	48,519	15.22 to 14.80	734,361	1.27%	26.42% to 25.47%
2012	0.95% to 1.70%	28,442	12.04 to 11.80	340,574	1.53%	14.83% to 13.96%
2011	0.95% to 1.70%	23,076	10.48 to 10.35	241,030	1.42%	-2.71% to -3.44%
2010	0.95% to 1.40%	7,202	10.77 to 10.74	77,512	0.00%	7.75% to 7.42%	****
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2013	0.95% to 1.75%	23,731	13.02 to 11.94	305,880	3.03%	-1.52% to -2.32%
2012	0.95% to 1.75%	28,028	13.23 to 12.23	366,476	4.57%	8.15% to 7.28%
2011	0.95% to 1.75%	36,118	12.23 to 11.40	437,411	3.52%	4.40% to 3.56%
2010	0.95% to 2.05%	50,365	11.71 to 10.76	582,799	5.19%	5.84% to 4.71%
2009	0.95% to 2.10%	87,666	11.07 to 10.24	955,504	8.81%	8.34% to 7.08%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2013	1.00% to 1.40%	14,663	20.52 to 20.14	299,895	2.69%	30.36% to 29.83%
2012	1.00% to 1.40%	2,136	15.74 to 15.51	33,462	1.00%	13.30% to 12.84%
2011	1.10% to 1.40%	896	13.86 to 13.75	12,333	1.49%	-0.62% to -0.92%
2010	1.00% to 1.40%	1,295	13.97 to 13.87	18,000	0.22%	12.02% to 11.57%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2013	0.95% to 1.50%	323,074	$ 14.56 to $ 13.95	$4,663,034	1.27%	22.11% to 21.44%
2012	0.95% to 1.70%	349,039	11.92 to 11.33	4,121,963	1.30%	14.61% to 13.74%
2011	0.95% to 1.65%	412,268	10.40 to 9.99	4,258,036	1.43%	-0.03% to -0.73%
2010	0.95% to 1.65%	502,659	10.40 to 10.07	5,200,988	1.55%	10.95% to 10.17%
2009	0.95% to 2.10%	651,642	9.38 to 8.97	6,061,808	0.08%	22.24% to 20.72%
American Funds NVIT Bond Fund - Class II (GVABD2)
2013	0.95% to 1.80%	106,248	11.68 to 10.94	1,226,093	1.63%	-3.50% to -4.33%
2012	0.95% to 1.80%	145,295	12.11 to 11.43	1,741,630	2.07%	3.97% to 3.07%
2011	0.95% to 1.80%	166,344	11.65 to 11.09	1,921,571	2.36%	4.72% to 3.83%
2010	0.95% to 1.80%	216,731	11.12 to 10.68	2,396,198	2.06%	4.98% to 4.08%
2009	0.95% to 1.85%	273,839	10.59 to 10.25	2,876,845	0.36%	11.08% to 10.07%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2013	0.95% to 1.80%	126,264	15.87 to 14.86	1,986,456	0.38%	27.42% to 26.33%
2012	0.95% to 1.80%	147,651	12.46 to 11.76	1,825,283	0.86%	20.92% to 19.88%
2011	0.95% to 1.80%	163,280	10.30 to 9.81	1,670,876	1.01%	-10.17% to -10.94%
2010	0.95% to 1.80%	210,497	11.47 to 11.02	2,400,484	0.85%	10.24% to 9.30%
2009	0.95% to 2.10%	265,398	10.40 to 9.96	2,741,327	0.00%	40.26% to 38.48%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2013	0.95% to 1.80%	211,865	14.31 to 13.39	3,005,839	0.32%	28.38% to 27.28%
2012	0.95% to 1.80%	227,329	11.14 to 10.52	2,515,127	0.21%	16.28% to 15.28%
2011	0.95% to 1.80%	261,053	9.58 to 9.13	2,483,268	0.27%	-5.59% to -6.40%
2010	0.95% to 1.80%	292,377	10.15 to 9.75	2,949,018	0.17%	17.07% to 16.07%
2009	0.95% to 2.10%	296,662	8.67 to 8.29	2,550,130	0.00%	37.46% to 35.65%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2013	0.95% to 1.55%	69,286	12.69 to 12.18	873,349	1.05%	31.71% to 30.91%
2012	0.95% to 1.55%	69,933	9.63 to 9.31	670,502	1.00%	15.95% to 15.24%
2011	0.95% to 1.55%	79,874	8.31 to 8.08	660,733	1.08%	-3.16% to -3.75%
2010	0.95% to 1.55%	101,249	8.58 to 8.39	865,342	0.98%	9.92% to 9.26%
2009	0.95% to 1.85%	128,907	7.81 to 7.60	1,001,949	0.00%	29.45% to 28.11%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2013	0.95% to 1.35%	13,150	16.76 to 16.18	216,553	6.13%	5.92% to 5.49%
2012	0.95% to 1.35%	15,782	15.82 to 15.34	246,111	10.04%	13.62% to 13.16%
2011	0.95% to 1.35%	8,261	13.93 to 13.55	113,820	7.05%	2.82% to 2.41%
2010	0.95% to 1.35%	21,643	13.54 to 13.24	290,850	8.47%	12.09% to 11.63%
2009	0.95% to 1.55%	24,087	12.08 to 11.75	286,940	10.46%	44.69% to 43.77%
NVIT Emerging Markets Fund - Class II (GEM2)
2013	0.95% to 1.60%	11,457	27.33 to 25.27	308,668	0.95%	-0.52% to -1.18%
2012	0.95% to 1.60%	13,083	27.47 to 25.57	354,705	0.19%	15.88% to 15.11%
2011	0.95% to 1.60%	18,184	23.71 to 22.21	426,905	0.43%	-23.33% to -23.83%
2010	0.95% to 1.85%	24,842	30.92 to 28.51	759,614	0.00%	14.81% to 13.77%
2009	0.95% to 2.00%	32,278	26.93 to 24.78	856,908	1.14%	61.54% to 59.44%
NVIT Emerging Markets Fund - Class VI (GEM6)
2013	0.95% to 2.00%	95,658	20.60 to 18.58	1,929,994	0.90%	-0.51% to -1.56%
2012	0.95% to 2.00%	134,692	20.70 to 18.88	2,731,634	0.25%	15.80% to 14.57%
2011	0.95% to 2.00%	171,283	17.88 to 16.48	3,010,962	0.39%	-23.33% to -24.14%
2010	0.95% to 2.00%	307,087	23.32 to 21.72	7,058,106	0.00%	14.79% to 13.57%
2009	0.95% to 2.00%	313,458	20.31 to 19.12	6,246,312	1.16%	61.54% to 59.44%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2013	0.95% to 1.55%	18,072	9.31 to 8.99	166,397	0.54%	16.45% to 15.74%
2012	0.95% to 1.55%	17,583	7.99 to 7.77	139,291	0.60%	14.13% to 13.44%
2011	0.95% to 1.55%	19,969	7.00 to 6.85	138,662	0.58%	-10.85% to -11.39%
2010	0.95% to 1.55%	21,028	7.85 to 7.73	164,382	0.66%	11.93% to 11.25%
2009	0.95% to 1.60%	29,502	7.02 to 6.94	205,684	0.94%	28.22% to 27.09%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2013	0.95% to 1.55%	10,248	12.77 to 12.34	128,493	1.60%	42.17% to 41.31%
2012	1.00% to 1.35%	2,062	8.96 to 8.81	18,185	0.52%	15.66% to 15.25%
2011	1.00% to 1.35%	6,528	7.75 to 7.65	50,267	0.43%	-12.54% to -12.85%
2010	0.95% to 1.40%	11,886	8.87 to 8.76	104,902	0.13%	14.29% to 13.77%
2009	0.95% to 1.80%	14,452	7.76 to 7.62	111,575	0.00%	51.51% to 49.91%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2013	1.10%	447	14.13	6,316	1.02%	37.24%
2012	1.10%	288	10.30	2,965	0.49%	10.27%
2011	0.95% to 1.10%	676	9.39 to 9.34	6,341	0.52%	-4.10% to -4.24%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2013	1.00% to 1.10%	2,346	14.13 to 14.05	33,022	0.73%	37.17% to 37.03%
2012	0.95% to 1.10%	1,429	10.32 to 10.25	14,690	6.25%	10.32% to 10.16%
2011	0.95% to 1.10%	3,525	9.36 to 9.31	32,885	0.63%	-4.18% to -4.33%
2010	0.95% to 1.55%	7,407	9.77 to 9.60	71,753	0.81%	22.39% to 21.77%
2009	0.95% to 1.40%	1,750	7.98 to 7.90	13,927	0.34%	30.02% to 29.24%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2013	0.95% to 1.50%	87,629	$ 12.70 to $ 12.31	$1,100,352	0.75%	28.25% to 27.53%
2012	0.95% to 1.50%	10,678	9.91 to 9.65	104,642	1.19%	15.05% to 14.41%
2011	0.95% to 1.20%	5,865	8.61 to 8.53	50,336	2.37%	-7.27% to -7.50%
2010	0.95% to 1.40%	4,410	9.29 to 9.17	40,618	0.31%	13.86% to 13.35%
2009	1.20% to 1.65%	2,949	8.12 to 8.04	23,819	0.84%	27.65% to 26.88%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2013	0.95% to 1.60%	80,386	12.58 to 12.12	1,000,844	1.39%	13.57% to 12.82%
2012	0.95% to 1.70%	119,404	11.08 to 10.69	1,312,131	2.03%	10.00% to 9.17%
2011	0.95% to 1.70%	62,474	10.07 to 9.79	626,056	2.50%	-2.28% to -3.02%
2010	0.95% to 1.70%	66,979	10.30 to 10.10	688,412	0.90%	9.36% to 8.53%
2009	0.95% to 1.70%	91,943	9.42 to 9.30	861,990	1.98%	18.68% to 17.78%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2013	0.95% to 1.65%	50,767	12.77 to 12.27	640,054	1.56%	20.09% to 19.25%
2012	0.95% to 1.65%	52,398	10.63 to 10.29	551,174	1.39%	12.56% to 11.76%
2011	0.95% to 1.65%	49,033	9.45 to 9.20	459,410	2.60%	-4.36% to -5.04%
2010	0.95% to 1.65%	50,889	9.88 to 9.69	499,801	0.71%	11.32% to 10.54%
2009	0.95% to 1.65%	61,751	8.87 to 8.77	544,765	1.75%	22.98% to 22.12%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2013	0.95% to 1.50%	48,967	11.97 to 11.60	581,652	1.56%	3.94% to 3.36%
2012	0.95% to 1.70%	49,725	11.51 to 11.11	567,691	1.81%	6.48% to 5.67%
2011	0.95% to 1.70%	47,563	10.81 to 10.52	511,394	2.61%	0.45% to -0.31%
2010	0.95% to 1.70%	49,131	10.77 to 10.55	526,828	1.17%	5.79% to 4.99%
2009	0.95% to 1.70%	72,094	10.18 to 10.05	730,090	2.76%	11.95% to 11.10%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2013	0.95% to 1.75%	221,127	12.68 to 12.11	2,780,738	1.52%	16.69% to 15.74%
2012	0.95% to 1.75%	243,547	10.87 to 10.46	2,635,425	1.52%	11.30% to 10.40%
2011	0.95% to 1.75%	213,213	9.76 to 9.48	2,072,373	2.40%	-3.26% to -4.04%
2010	0.95% to 1.75%	258,090	10.09 to 9.87	2,596,001	0.89%	10.31% to 9.42%
2009	0.95% to 1.75%	272,785	9.15 to 9.02	2,486,373	2.05%	20.79% to 19.81%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2013	0.95% to 1.10%	13,959	12.72 to 12.61	176,480	0.93%	23.10% to 22.91%
2012	0.95% to 1.10%	53,785	10.33 to 10.26	552,039	1.22%	13.49% to 13.32%
2011	0.95% to 1.10%	54,021	9.10 to 9.05	489,225	2.35%	-5.58% to -5.72%
2010	0.95% to 1.40%	53,888	9.64 to 9.52	517,499	0.48%	12.23% to 11.73%
2009	0.95% to 1.55%	18,195	8.59 to 8.49	155,447	1.72%	25.38% to 24.48%
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2013	0.95% to 1.60%	94,032	12.42 to 11.97	1,154,374	1.39%	10.18% to 9.46%
2012	0.95% to 1.70%	140,692	11.28 to 10.88	1,571,383	2.13%	9.00% to 8.17%
2011	0.95% to 1.70%	77,901	10.35 to 10.06	798,137	2.60%	-1.22% to -1.96%
2010	0.95% to 1.70%	146,653	10.47 to 10.26	1,528,271	0.98%	8.00% to 7.18%
2009	0.95% to 1.65%	80,979	9.70 to 9.58	778,869	2.49%	16.56% to 15.70%
NVIT Core Bond Fund - Class I (NVCBD1)
2013	0.95% to 1.35%	1,919	12.36 to 12.08	23,479	2.02%	-2.84% to -3.24%
2012	0.95% to 1.35%	4,978	12.72 to 12.49	62,811	4.30%	6.73% to 6.30%
2011	1.10% to 1.35%	1,463	11.86 to 11.75	17,258	3.05%	5.43% to 5.16%
2010	1.10% to 1.35%	1,463	11.25 to 11.17	16,390	2.85%	5.88% to 5.61%
2009	0.95% to 1.35%	945	10.65 to 10.58	10,002	2.11%	7.75% to 7.32%
NVIT Core Bond Fund - Class II (NVCBD2)
2013	0.95% to 1.70%	32,681	12.18 to 11.67	395,943	1.98%	-3.06% to -3.79%
2012	0.95% to 1.70%	45,792	12.57 to 12.13	572,467	2.71%	6.46% to 5.65%
2011	0.95% to 1.70%	40,740	11.80 to 11.48	477,885	2.86%	5.23% to 4.44%
2010	0.95% to 1.70%	42,830	11.22 to 10.99	479,542	2.37%	5.76% to 4.96%
2009	0.95% to 1.70%	53,305	10.61 to 10.47	564,408	2.88%	7.56% to 6.75%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2013	0.95% to 1.70%	45,737	13.18 to 12.62	596,945	1.63%	-2.98% to -3.71%
2012	0.95% to 1.70%	46,546	13.58 to 13.11	627,263	2.14%	6.10% to 5.29%
2011	0.95% to 1.70%	43,614	12.80 to 12.45	554,956	2.40%	5.04% to 4.25%
2010	0.95% to 1.55%	23,657	12.18 to 11.99	287,198	2.34%	7.09% to 6.44%
2009	0.95% to 2.00%	62,464	11.38 to 11.18	706,237	6.59%	15.33% to 14.15%
NVIT Nationwide Fund - Class II (TRF2)
2013	0.95% to 1.65%	7,959	13.39 to 12.68	103,859	0.93%	29.55% to 28.63%
2012	0.95% to 1.65%	11,407	10.34 to 9.86	115,867	1.04%	12.76% to 11.96%
2011	0.95% to 1.65%	15,998	9.17 to 8.80	144,614	0.79%	-0.57% to -1.27%
2010	0.95% to 2.15%	26,560	9.22 to 10.08	243,131	0.75%	12.15% to 10.88%
2009	0.95% to 2.15%	28,643	8.22 to 9.10	246,948	1.03%	24.36% to 22.64%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Government Bond Fund - Class I (GBF)
2013	0.95% to 1.85%	482,678	$ 14.50 to $ 13.01	$6,865,740	1.87%	-4.97% to -5.83%
2012	0.95% to 1.85%	567,012	15.25 to 13.81	8,499,038	2.03%	2.08% to 1.15%
2011	0.95% to 1.85%	684,735	14.94 to 13.66	10,065,334	2.83%	6.24% to 5.28%
2010	0.95% to 2.35%	911,816	14.07 to 12.99	12,622,368	2.86%	3.79% to 2.35%
2009	0.95% to 2.35%	1,261,907	13.55 to 12.70	16,899,137	3.34%	1.71% to 0.30%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2013	0.95% to 1.85%	247,650	19.64 to 17.63	4,721,809	1.37%	26.04% to 24.89%
2012	0.95% to 1.85%	381,495	15.59 to 14.11	5,789,106	1.47%	14.80% to 13.75%
2011	0.95% to 1.85%	490,510	13.58 to 12.41	6,467,227	1.77%	-4.84% to -5.71%
2010	0.95% to 2.30%	632,405	14.27 to 12.53	8,775,432	1.73%	13.54% to 12.09%
2009	0.95% to 2.35%	862,813	12.57 to 11.14	10,513,670	1.07%	26.00% to 24.05%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2013	0.95% to 1.85%	58,907	15.30 to 14.66	893,501	1.69%	12.35% to 11.33%
2012	0.95% to 1.85%	56,679	13.62 to 13.17	766,330	2.48%	8.34% to 7.36%
2011	0.95% to 1.85%	26,280	12.57 to 12.27	327,912	2.13%	-0.07% to -0.98%
2010	0.95% to 1.85%	28,401	12.58 to 12.39	355,704	1.27%	8.77% to 7.78%
2009	0.95% to 1.55%	8,765	11.57 to 11.52	101,349	0.88%	15.66% to 15.23%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2013	1.00% to 1.50%	5,309	17.34 to 16.93	90,958	1.82%	18.30% to 17.70%
2012	1.00% to 1.50%	5,217	14.65 to 14.38	75,747	2.42%	11.12% to 10.56%
2011	1.10%	1,156	13.15	15,203	1.90%	-2.02%
2010	1.10%	1,764	13.42	23,664	1.13%	10.80%
2009	1.55%	577	12.08	6,972	1.42%	20.82%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2013	0.95% to 2.15%	494,068	14.41 to 12.47	6,913,698	1.58%	3.84% to 2.58%
2012	0.95% to 2.15%	682,003	13.88 to 12.16	9,169,096	1.66%	4.17% to 2.91%
2011	0.95% to 2.15%	777,693	13.33 to 11.81	10,067,596	2.43%	1.95% to 0.72%
2010	0.95% to 2.15%	1,034,421	13.07 to 11.73	13,190,902	2.26%	4.89% to 3.62%
2009	0.95% to 2.15%	1,264,065	12.46 to 11.32	15,366,034	1.91%	8.05% to 6.74%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2013	0.95% to 1.95%	2,268,124	17.49 to 15.50	38,487,468	1.60%	15.52% to 14.35%
2012	0.95% to 2.10%	2,626,392	15.14 to 13.33	38,727,445	1.54%	9.76% to 8.48%
2011	0.95% to 2.10%	3,201,807	13.79 to 12.29	43,142,885	2.11%	-0.99% to -2.14%
2010	0.95% to 2.25%	4,481,861	13.93 to 12.35	61,029,906	2.05%	9.86% to 8.49%
2009	0.95% to 2.55%	6,413,045	12.68 to 11.11	79,264,359	1.56%	18.00% to 16.03%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2013	0.95% to 1.95%	1,055,764	18.90 to 16.76	19,345,239	1.65%	21.22% to 19.99%
2012	0.95% to 2.10%	1,190,812	15.60 to 13.74	18,035,302	1.53%	12.68% to 11.37%
2011	0.95% to 2.10%	1,518,527	13.84 to 12.33	20,501,163	1.99%	-3.05% to -4.18%
2010	0.95% to 2.25%	2,074,231	14.28 to 12.63	28,898,325	1.94%	11.76% to 10.38%
2009	0.95% to 2.70%	2,817,169	12.77 to 11.03	34,958,737	1.32%	23.21% to 20.91%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2013	0.95% to 2.15%	748,885	16.20 to 14.02	11,791,219	1.65%	9.45% to 8.12%
2012	0.95% to 2.15%	859,822	14.80 to 12.97	12,403,575	1.63%	7.01% to 5.71%
2011	0.95% to 2.15%	1,025,896	13.83 to 12.27	13,858,823	2.31%	1.09% to -0.13%
2010	0.95% to 2.15%	1,326,730	13.68 to 12.28	17,765,406	2.22%	7.49% to 6.18%
2009	0.95% to 2.35%	1,915,167	12.73 to 11.37	23,782,611	1.76%	13.47% to 11.84%
NVIT Mid Cap Index Fund - Class I (MCIF)
2013	0.95% to 1.50%	21,369	25.80 to 24.19	539,951	1.15%	31.78% to 31.05%
2012	0.95% to 1.50%	22,520	19.58 to 18.46	433,046	0.88%	16.35% to 15.71%
2011	0.95% to 1.50%	34,406	16.83 to 15.95	570,488	0.73%	-3.47% to -4.00%
2010	0.95% to 1.55%	50,797	17.43 to 16.13	872,688	1.24%	25.00% to 24.39%
2009	0.95% to 1.55%	66,192	13.94 to 12.97	910,047	0.60%	35.46% to 34.47%
NVIT Mid Cap Index Fund - Class II (MCIF2)
2013	0.95% to 2.15%	133,184	24.05 to 20.86	3,125,081	0.90%	31.55% to 29.95%
2012	0.95% to 2.15%	159,612	18.28 to 16.05	2,859,404	0.84%	16.16% to 14.75%
2011	0.95% to 2.15%	194,704	15.74 to 13.99	3,006,554	0.63%	-3.60% to -4.77%
2010	0.95% to 2.15%	227,723	16.33 to 14.69	3,645,106	1.00%	24.67% to 23.16%
2009	0.95% to 2.30%	305,639	13.10 to 11.79	3,910,375	0.72%	35.20% to 33.19%
NVIT Money Market Fund - Class I (SAM)
2013	0.95% to 2.00%	1,965,186	10.51 to 9.26	20,375,429	0.00%	-0.95% to -2.00%
2012	0.95% to 2.10%	2,162,305	10.61 to 9.34	22,651,527	0.00%	-0.95% to -2.11%
2011	0.95% to 2.10%	1,866,040	10.71 to 9.54	19,730,598	0.00%	-0.95% to -2.09%
2010	0.95% to 2.10%	2,057,422	10.82 to 9.75	21,971,462	0.00%	-0.95% to -2.10%
2009	0.95% to 2.45%	2,836,313	10.92 to 9.78	30,483,569	0.05%	-0.91% to -2.41%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2013	0.95% to 1.40%	5,153	$ 11.36 to $ 11.07	$58,252	1.14%	19.93% to 19.38%
2012	0.95% to 1.40%	1,979	9.47 to 9.27	18,659	0.52%	14.42% to 13.90%
2011	0.95% to 1.40%	913	8.28 to 8.14	7,475	0.74%	-10.48% to -10.89%
2010	0.95% to 1.40%	2,763	9.25 to 9.14	25,457	0.49%	12.72% to 12.21%
2009	0.95% to 1.00%	1,163	8.20	9,533	1.20%	34.81% to 34.75%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2013	1.10%	3,335	13.05	43,524	2.03%	20.09%
2012	0.95% to 1.10%	5,152	11.01 to 10.87	56,211	0.37%	16.12% to 15.94%
2011	0.95% to 1.10%	6,384	9.48 to 9.37	60,018	1.43%	-16.91% to -17.04%
2010	0.95% to 1.10%	11,941	11.41 to 11.30	135,325	2.25%	5.10% to 4.95%
2009	0.95% to 1.55%	12,901	10.86 to 14.87	146,023	2.02%	28.60% to 27.56%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2013	0.95% to 1.55%	46,158	12.91 to 12.17	588,402	2.12%	19.95% to 19.22%
2012	0.95% to 1.55%	59,971	10.76 to 10.21	636,623	0.14%	15.83% to 15.13%
2011	0.95% to 1.55%	87,806	9.29 to 8.87	806,984	1.59%	-17.19% to -17.69%
2010	0.95% to 1.70%	114,188	11.22 to 10.66	1,269,214	1.90%	4.85% to 4.05%
2009	0.95% to 2.00%	159,390	10.70 to 10.06	1,683,311	1.85%	28.26% to 26.63%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2013	1.10% to 1.15%	3,341	13.47 to 13.43	44,975	0.59%	32.94% to 32.87%
2012	1.00% to 1.10%	1,938	10.18 to 10.13	19,625	0.18%	14.98% to 14.86%
2011	1.10% to 1.25%	3,526	8.82 to 8.77	31,051	0.00%	-4.29% to -4.44%
2010	0.95% to 1.40%	7,142	9.25 to 9.13	65,641	0.00%	14.26% to 13.83%
2009	0.95% to 1.55%	9,045	8.10 to 8.00	72,920	0.41%	28.12% to 27.16%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2013	0.95% to 1.80%	286,062	12.88 to 12.27	3,637,106	1.14%	33.74% to 32.60%
2012	0.95% to 1.80%	308,304	9.63 to 9.25	2,938,288	1.05%	16.47% to 15.47%
2011	0.95% to 1.80%	377,522	8.27 to 8.01	3,095,040	0.79%	-6.98% to -7.78%
2010	0.95% to 2.60%	496,336	8.89 to 8.49	4,380,532	0.50%	11.68% to 9.91%
2009	0.95% to 2.60%	657,221	7.96 to 7.72	5,202,609	1.13%	26.20% to 23.91%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2013	0.95% to 1.55%	6,268	14.45 to 13.96	88,642	0.00%	37.29% to 36.46%
2012	0.95% to 1.55%	13,885	10.53 to 10.23	144,685	0.00%	13.55% to 12.86%
2011	0.95% to 1.25%	12,359	9.27 to 9.17	114,223	0.00%	-5.36% to -5.64%
2010	0.95% to 1.40%	23,044	9.79 to 9.66	225,041	0.00%	25.27% to 24.81%
2009	0.95% to 1.60%	19,388	7.82 to 7.73	150,882	0.00%	25.50% to 24.68%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2013	0.95% to 1.40%	13,100	15.41 to 15.01	200,241	1.37%	34.39% to 33.78%
2012	0.95% to 1.40%	12,485	11.46 to 11.22	142,112	1.10%	15.24% to 14.71%
2011	0.95% to 1.40%	14,918	9.95 to 9.78	147,624	0.79%	-3.25% to -3.69%
2010	0.95% to 1.40%	16,464	10.28 to 10.16	168,659	1.24%	18.50% to 17.96%
2009	0.95% to 1.80%	29,701	8.68 to 8.54	257,047	1.15%	29.23% to 27.96%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2013	0.95% to 2.15%	56,748	16.35 to 14.14	901,613	0.00%	42.58% to 40.86%
2012	0.95% to 2.15%	73,482	11.47 to 10.04	824,897	0.00%	12.02% to 10.66%
2011	0.95% to 2.15%	97,338	10.24 to 9.07	978,689	0.00%	-1.80% to -2.99%
2010	0.95% to 2.15%	114,677	10.42 to 9.35	1,174,847	0.00%	23.92% to 22.42%
2009	0.95% to 2.15%	142,093	8.41 to 7.62	1,171,990	0.00%	25.98% to 24.25%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2013	0.95% to 1.10%	4,524	24.93 to 24.49	111,074	0.92%	39.07% to 38.86%
2012	0.95% to 1.20%	3,962	17.92 to 17.45	70,137	0.57%	19.30% to 19.00%
2011	0.95% to 1.20%	7,164	15.02 to 14.67	106,345	0.45%	-5.97% to -6.21%
2010	0.95% to 1.55%	9,500	15.98 to 13.59	148,074	0.60%	25.40% to 24.78%
2009	0.95% to 1.55%	12,182	12.74 to 10.89	150,799	0.60%	25.02% to 24.10%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2013	0.95% to 1.80%	58,522	22.53 to 20.37	1,282,510	0.62%	38.69% to 37.50%
2012	0.95% to 1.80%	72,656	16.24 to 14.82	1,151,046	0.50%	19.16% to 18.13%
2011	0.95% to 1.80%	99,821	13.63 to 12.54	1,330,620	0.34%	-6.35% to -7.15%
2010	0.95% to 1.85%	150,741	14.55 to 13.45	2,149,988	0.41%	25.27% to 24.14%
2009	0.95% to 2.15%	240,942	11.62 to 10.57	2,723,189	0.56%	24.66% to 22.99%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2013	0.95% to 1.50%	13,077	25.65 to 24.05	331,302	0.15%	39.57% to 38.79%
2012	0.95% to 1.50%	22,240	18.38 to 17.33	403,394	0.15%	14.40% to 13.77%
2011	0.95% to 1.50%	25,567	16.06 to 15.23	405,943	0.54%	-6.45% to -6.97%
2010	0.95% to 1.65%	30,919	17.17 to 15.16	525,883	0.28%	24.13% to 23.38%
2009	0.95% to 1.65%	38,291	13.83 to 12.29	511,309	0.26%	33.42% to 32.31%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2013	0.95% to 2.00%	69,761	$25.61 to $ 22.56	$1,733,408	0.13%	39.22% to 37.74%
2012	0.95% to 2.00%	87,173	18.39 to 16.38	1,562,364	0.00%	14.13% to 12.92%
2011	0.95% to 2.00%	103,697	16.12 to 14.51	1,628,177	0.48%	-6.70% to -7.68%
2010	0.95% to 2.00%	149,418	17.27 to 15.71	2,526,056	0.05%	23.79% to 22.48%
2009	0.95% to 2.00%	205,252	13.95 to 12.83	2,799,312	0.17%	33.15% to 31.74%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2013	0.95% to 1.55%	26,766	10.85 to 10.48	288,374	1.19%	-0.85% to -1.45%
2012	0.95% to 1.55%	23,857	10.94 to 10.63	259,530	1.22%	2.54% to 1.91%
2011	0.95% to 1.55%	30,298	10.67 to 10.43	321,544	1.49%	0.34% to -0.27%
2010	0.95% to 1.55%	61,124	10.63 to 10.46	646,175	1.32%	1.45% to 0.83%
2009	0.95% to 2.00%	72,229	10.48 to 10.30	753,304	1.97%	6.09% to 4.99%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2013	0.95% to 1.50%	2,543,792	21.56 to 21.00	53,753,200	0.77%	35.40% to 34.65%
2012	0.95% to 1.50%	2,940,828	15.92 to 15.60	46,090,841	0.67%	17.56% to 16.90%
2011	0.95% to 1.50%	3,585,150	13.54 to 13.34	48,005,287	0.66%	-3.16% to -3.70%
2010	0.95% to 1.55%	4,389,025	13.98 to 13.86	60,945,936	0.06%	7.77% to 7.19%
2009	1.30% to 1.40%	1,450	12.95 to 12.94	18,764	0.19%	29.46% to 29.38%	****
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2013	0.95% to 2.15%	1,981,457	21.29 to 20.12	41,961,399	0.51%	34.99% to 33.36%
2012	0.95% to 2.15%	2,393,758	15.77 to 15.09	37,602,034	0.43%	17.29% to 15.87%
2011	0.95% to 2.15%	2,880,060	13.45 to 13.02	38,612,912	0.41%	-3.42% to -4.59%
2010	0.95% to 2.35%	3,620,630	13.93 to 13.61	50,312,779	0.07%	7.49% to 6.04%
2009	0.95% to 1.00%	2,535	12.96 to 12.95	32,841	0.05%	29.55% to 29.51%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2013	0.95% to 1.40%	6,203	16.67 to 16.32	103,063	2.10%	18.95% to 18.41%
2012	0.95% to 1.40%	2,457	14.01 to 13.78	34,230	2.82%	18.43% to 17.89%
2011	0.95% to 1.40%	3,812	11.83 to 11.69	44,939	2.44%	-13.26% to -13.65%
2010	0.95% to 1.40%	5,264	13.64 to 13.54	71,666	1.97%	5.34% to 4.86%
2009	0.95% to 1.25%	6,039	12.95 to 12.93	78,181	0.44%	29.52% to 29.25%	****
NVIT Real Estate Fund - Class II (NVRE2)
2013	0.95% to 1.80%	109,194	11.39 to 10.85	1,232,835	1.18%	1.72% to 0.85%
2012	0.95% to 1.80%	135,620	11.20 to 10.76	1,507,897	0.78%	14.48% to 13.50%
2011	0.95% to 1.80%	164,658	9.78 to 9.48	1,601,293	0.59%	5.13% to 4.23%
2010	0.95% to 1.90%	203,791	9.30 to 9.05	1,888,706	1.64%	28.59% to 27.55%
2009	0.95% to 2.10%	258,334	7.24 to 7.07	1,858,991	1.85%	29.27% to 27.39%
VPS Growth and Income Portfolio - Class B (ALVGIB)
2013	0.95% to 2.15%	140,316	18.45 to 15.97	2,525,814	1.14%	33.31% to 31.70%
2012	0.95% to 2.15%	159,612	13.84 to 12.12	2,159,417	1.32%	16.13% to 14.72%
2011	0.95% to 2.15%	191,364	11.92 to 10.57	2,234,144	1.06%	5.06% to 3.79%
2010	0.95% to 2.35%	265,237	11.35 to 9.99	2,947,268	0.00%	11.73% to 10.22%
2009	0.95% to 2.35%	347,388	10.15 to 9.07	3,440,485	3.51%	19.21% to 17.35%
VPS International Value Portfolio - Class B (ALVIVB)
2013	0.95% to 2.15%	27,261	18.76 to 16.23	491,128	5.53%	21.56% to 20.09%
2012	0.95% to 2.15%	35,750	15.43 to 13.52	533,162	1.35%	13.11% to 11.73%
2011	0.95% to 2.15%	41,255	13.64 to 12.10	546,682	3.39%	-20.20% to -21.17%
2010	0.95% to 2.15%	59,622	17.10 to 15.34	994,116	2.24%	3.31% to 2.06%
2009	0.95% to 2.15%	104,992	16.55 to 15.04	1,693,489	1.00%	33.08% to 31.47%
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2013	0.95% to 1.65%	56,707	16.19 to 14.88	894,674	0.00%	35.70% to 34.74%
2012	0.95% to 1.75%	67,993	11.93 to 10.92	794,962	0.03%	15.59% to 14.66%
2011	0.95% to 1.75%	86,429	10.32 to 9.53	876,226	0.09%	-4.67% to -5.43%
2010	0.95% to 1.90%	105,587	10.83 to 9.93	1,124,622	0.29%	8.79% to 7.82%
2009	0.95% to 2.30%	159,972	9.95 to 8.92	1,552,934	0.00%	35.80% to 33.81%
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2013	0.95% to 2.15%	137,549	29.30 to 25.35	3,921,951	0.42%	36.33% to 34.68%
2012	0.95% to 2.15%	152,995	21.49 to 18.82	3,211,062	0.29%	17.34% to 15.92%
2011	0.95% to 2.15%	172,111	18.31 to 16.24	3,084,517	0.25%	-9.49% to -10.58%
2010	0.95% to 2.15%	256,254	20.23 to 18.16	5,083,887	0.30%	25.39% to 23.87%
2009	0.95% to 2.30%	380,442	16.14 to 14.49	5,992,758	0.85%	41.30% to 39.20%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2013	0.95% to 1.35%	12,180	26.93 to 25.70	322,948	1.23%	39.38% to 38.82%
2012	0.95% to 1.35%	15,639	19.32 to 18.52	297,485	0.50%	14.64% to 14.18%
2011	0.95% to 1.35%	25,279	16.86 to 16.22	420,530	0.62%	-0.39% to -0.79%
2010	0.95% to 1.65%	34,198	16.92 to 14.79	571,410	0.59%	24.63% to 23.89%
2009	0.95% to 1.65%	47,606	13.58 to 11.94	634,448	2.64%	23.84% to 22.81%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Managed Tail Risk Fund II: Service Shares (FCA2S)
2013	0.95% to 1.70%	76,109	$ 13.69 to $ 12.53	$1,023,056	0.76%	15.01% to 14.14%
2012	0.95% to 1.80%	93,020	11.90 to 10.86	1,087,947	0.25%	8.98% to 8.04%
2011	0.95% to 1.80%	109,751	10.92 to 10.05	1,178,941	0.50%	-6.40% to -7.21%
2010	0.95% to 1.80%	150,136	11.67 to 10.83	1,726,149	0.57%	11.93% to 10.98%
2009	0.95% to 2.30%	117,030	10.42 to 9.38	1,188,552	0.73%	12.19% to 10.53%
High Income Bond Fund II - Service Shares (FHIBS)
2013	0.95% to 1.80%	153,786	23.16 to 20.91	3,465,339	6.92%	5.72% to 4.81%
2012	0.95% to 1.80%	200,341	21.91 to 19.95	4,291,225	7.35%	13.22% to 12.24%
2011	0.95% to 1.80%	251,671	19.35 to 17.78	4,763,021	9.01%	3.93% to 3.04%
2010	0.95% to 1.90%	335,213	18.62 to 17.14	6,116,863	8.52%	13.30% to 12.33%
2009	0.95% to 2.10%	458,406	16.44 to 15.02	7,344,347	10.93%	51.03% to 49.26%
Kaufmann Fund II - Primary Shares (FVK2)
2013	0.95% to 1.50%	12,279	15.73 to 15.40	191,594	0.00%	38.79% to 38.02%
2012	0.95% to 1.50%	16,007	11.33 to 11.16	180,401	0.00%	16.17% to 15.53%
2011	0.95% to 1.50%	32,109	9.76 to 9.66	312,341	1.04%	-14.11% to -14.58%
2010	0.95% to 1.50%	37,784	11.36 to 11.31	430,556	0.00%	13.58% to 13.08%	****
Quality Bond Fund II - Primary Shares (FQB)
2013	0.95% to 1.55%	117,441	15.81 to 14.74	1,822,405	4.34%	0.08% to -0.53%
2012	0.95% to 1.55%	134,422	15.80 to 14.82	2,091,411	4.20%	8.68% to 8.02%
2011	0.95% to 1.55%	148,536	14.54 to 13.72	2,131,367	5.40%	1.30% to 0.69%
2010	0.95% to 1.55%	201,987	14.35 to 14.41	2,869,871	5.10%	7.47% to 6.89%
2009	0.95% to 1.65%	233,092	13.35 to 13.37	3,088,779	6.36%	19.29% to 18.46%
Quality Bond Fund II - Service Shares (FQBS)
2013	0.95% to 1.85%	268,308	15.54 to 13.97	4,082,542	4.13%	-0.21% to -1.11%
2012	0.95% to 1.85%	354,638	15.57 to 14.12	5,411,479	3.86%	8.40% to 7.42%
2011	0.95% to 1.85%	421,885	14.36 to 13.15	5,960,233	5.15%	1.02% to 0.11%
2010	0.95% to 2.20%	515,949	14.22 to 12.76	7,218,790	5.26%	7.25% to 5.97%
2009	0.95% to 2.20%	684,106	13.25 to 12.04	8,873,511	6.67%	19.01% to 17.53%
Contrafund(R) Portfolio - Service Class 2 (FC2)
2009	0.95% to 2.35%	2,136,017	11.74 to 11.38	24,958,340	1.12%	34.18% to 32.09%
Equity-Income Portfolio - Initial Class (FEIP)
2013	1.30% to 1.50%	463,618	24.75 to 20.20	11,199,880	2.48%	26.48% to 26.23%
2012	1.30% to 1.50%	507,520	19.57 to 16.00	9,705,262	2.96%	15.78% to 15.54%
2011	1.30% to 1.50%	602,683	16.90 to 13.85	9,962,584	2.37%	-0.34% to -0.54%
2010	1.30% to 1.50%	695,726	16.96 to 13.93	11,547,588	1.76%	13.65% to 13.42%
2009	1.30% to 1.50%	811,187	14.92 to 12.28	11,860,565	2.22%	28.52% to 28.25%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2013	0.95% to 1.95%	92,206	22.08 to 19.62	1,983,994	0.68%	28.95% to 27.65%
2012	0.95% to 1.95%	99,887	17.12 to 15.37	1,671,735	0.35%	25.85% to 24.58%
2011	0.95% to 1.95%	121,353	13.61 to 12.34	1,619,389	0.65%	-9.90% to -10.81%
2010	0.95% to 2.25%	163,220	15.10 to 13.46	2,411,455	0.24%	25.14% to 23.66%
2009	0.95% to 2.25%	245,996	12.07 to 10.88	2,889,812	0.38%	55.66% to 53.30%
High Income Portfolio - Initial Class (FHIP)
2013	1.30% to 1.50%	450,266	17.88 to 14.76	7,879,608	5.49%	4.57% to 4.36%
2012	1.30% to 1.50%	527,758	17.10 to 14.14	8,839,262	5.51%	12.74% to 12.51%
2011	1.30% to 1.50%	614,623	15.17 to 12.57	9,133,391	6.36%	2.68% to 2.47%
2010	1.30% to 1.50%	735,446	14.77 to 12.27	10,641,122	7.44%	12.34% to 12.12%
2009	1.30% to 1.50%	857,007	13.15 to 10.94	11,043,020	7.78%	42.09% to 41.80%
VIP Asset Manager Growth Portfolio - Initial Class (FAMGP)
2013	1.30% to 1.50%	80,193	20.46 to 16.97	1,616,561	1.04%	20.82% to 20.58%
2012	1.30% to 1.50%	83,931	16.94 to 14.07	1,401,654	1.25%	13.95% to 13.72%
2011	1.30% to 1.50%	105,897	14.86 to 12.38	1,552,401	1.53%	-7.39% to -7.57%
2010	1.30% to 1.50%	121,214	16.05 to 13.39	1,912,573	1.18%	14.83% to 14.60%
2009	1.30% to 1.50%	115,825	13.98 to 11.69	1,592,562	1.52%	31.18% to 30.91%
VIP Asset Manager Growth Portfolio - Service Class (FAMGS)
2013	0.95% to 1.40%	48,850	17.27 to 13.64	831,160	0.61%	21.18% to 20.63%
2012	0.95% to 1.40%	84,963	14.26 to 11.31	1,197,887	1.28%	14.24% to 13.72%
2011	0.95% to 1.40%	99,796	12.48 to 9.94	1,232,632	1.43%	-7.15% to -7.57%
2010	0.95% to 1.40%	122,835	13.44 to 10.76	1,636,213	1.09%	15.07% to 14.55%
2009	0.95% to 1.40%	132,853	11.68 to 9.39	1,538,993	1.47%	31.53% to 30.93%
VIP Asset Manager Growth Portfolio - Service Class 2 (FAMG2)
2013	0.95% to 1.60%	32,797	13.20 to 12.06	429,903	0.72%	20.93% to 20.14%
2012	0.95% to 1.60%	35,856	10.91 to 10.04	388,261	1.02%	14.02% to 13.27%
2011	0.95% to 1.60%	43,368	9.57 to 8.86	411,986	1.23%	-7.35% to -7.95%
2010	0.95% to 1.60%	53,307	10.33 to 9.63	546,181	0.76%	14.92% to 14.17%
2009	0.95% to 1.60%	64,796	8.99 to 8.43	578,051	1.27%	31.15% to 30.29%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Asset Manager Portfolio - Initial Class (FAMP)
2013	1.30% to 1.50%	126,599	$ 21.76 to $ 18.44	$2,704,863	1.58%	14.20% to 13.97%
2012	1.30% to 1.50%	135,505	19.05 to 16.18	2,537,371	1.58%	11.02% to 10.79%
2011	1.30% to 1.50%	130,380	17.16 to 14.60	2,201,510	1.84%	-3.82% to -4.02%
2010	1.30% to 1.50%	150,460	17.85 to 15.21	2,643,596	1.70%	12.78% to 12.55%
2009	1.30% to 1.50%	182,047	15.82 to 13.52	2,831,492	2.42%	27.43% to 27.18%
VIP Asset Manager Portfolio - Service Class (FAMS)
2013	0.95% to 1.05%	85,967	18.91 to 18.61	1,614,359	1.39%	14.43% to 14.32%
2012	0.95% to 1.05%	100,275	16.52 to 16.28	1,647,064	1.31%	11.36% to 11.24%
2011	0.95% to 1.05%	129,981	14.84 to 14.63	1,917,959	1.94%	-3.61% to -3.71%
2010	0.95% to 1.05%	132,822	15.39 to 15.19	2,034,990	1.52%	13.06% to 12.94%
2009	0.95% to 1.05%	159,093	13.62 to 13.45	2,156,813	2.96%	27.72% to 27.59%
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
2013	0.95% to 1.60%	69,032	15.15 to 13.85	1,030,063	1.36%	14.24% to 13.49%
2012	0.95% to 1.60%	79,530	13.27 to 12.20	1,041,036	1.22%	11.17% to 10.44%
2011	0.95% to 1.60%	92,437	11.93 to 11.05	1,088,362	1.74%	-3.74% to -4.37%
2010	0.95% to 1.60%	97,159	12.40 to 11.56	1,190,019	1.36%	12.88% to 12.14%
2009	0.95% to 1.60%	125,832	10.98 to 10.30	1,367,108	2.15%	27.54% to 26.70%
VIP Balanced Portfolio - Initial Class (FBP)
2013	1.30% to 1.50%	485,796	28.97 to 19.57	13,696,223	1.46%	18.10% to 17.86%
2012	1.30% to 1.50%	577,514	24.53 to 16.60	13,811,869	1.62%	13.57% to 13.34%
2011	1.30% to 1.50%	680,538	21.60 to 14.65	14,341,563	1.50%	-4.87% to -5.06%
2010	1.30% to 1.50%	817,011	22.70 to 15.43	18,183,783	1.65%	16.54% to 16.30%
2009	1.30% to 1.50%	931,893	19.48 to 13.27	17,833,938	1.87%	36.80% to 36.52%
VIP Balanced Portfolio - Service Class (FBS)
2013	0.95% to 1.10%	148,915	19.93 to 16.02	2,946,940	1.31%	18.36% to 18.07%
2012	0.95% to 1.20%	189,018	16.84 to 13.57	3,161,426	1.40%	13.86% to 13.57%
2011	0.95% to 1.20%	243,043	14.79 to 11.94	3,570,124	1.38%	-4.69% to -4.93%
2010	0.95% to 1.20%	306,509	15.52 to 12.56	4,728,133	1.48%	16.87% to 16.57%
2009	0.95% to 1.20%	390,093	13.28 to 10.78	5,151,599	2.43%	37.04% to 36.70%
VIP Balanced Portfolio - Service Class 2 (FB2)
2013	0.95% to 1.60%	105,170	16.92 to 15.47	1,743,204	1.22%	18.15% to 17.37%
2012	0.95% to 1.60%	131,625	14.32 to 13.18	1,850,114	1.44%	13.73% to 12.98%
2011	0.95% to 1.60%	147,701	12.59 to 11.66	1,829,491	1.24%	-4.74% to -5.36%
2010	0.95% to 1.60%	190,496	13.22 to 12.32	2,483,331	1.42%	16.64% to 15.87%
2009	0.95% to 1.60%	231,984	11.34 to 10.64	2,598,242	1.69%	37.01% to 36.11%
VIP Contrafund(R) Portfolio - Initial Class (FCP)
2009	1.30% to 1.50%	1,195,533	21.41 to 17.70	25,179,025	1.39%	33.95% to 33.67%
VIP Contrafund(R) Portfolio - Service Class (FCS)
2009	0.95% to 1.85%	1,018,989	18.33 to 12.22	17,850,384	1.29%	34.38% to 33.16%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)
2013	0.95% to 1.60%	104,643	14.57 to 13.36	1,496,792	0.13%	36.94% to 36.04%
2012	0.95% to 1.70%	99,254	10.64 to 9.70	1,038,939	0.49%	21.08% to 20.17%
2011	0.95% to 1.70%	104,431	8.79 to 8.07	903,412	0.00%	-3.69% to -4.42%
2010	0.95% to 2.05%	153,523	9.13 to 7.92	1,369,071	0.24%	16.87% to 15.69%
2009	0.95% to 2.05%	178,282	7.81 to 6.85	1,365,100	0.01%	34.50% to 32.82%
VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)
2013	0.95% to 1.20%	14,667	14.88 to 14.39	217,744	0.27%	37.08% to 36.73%
2012	0.95% to 1.20%	15,873	10.85 to 10.52	172,030	0.71%	21.44% to 21.13%
2011	0.95% to 1.20%	15,677	8.94 to 8.69	139,999	0.15%	-3.61% to -3.85%
2010	0.95% to 1.20%	19,399	9.27 to 9.04	179,759	0.23%	16.94% to 16.65%
2009	0.95% to 1.20%	26,109	7.93 to 7.75	206,920	0.14%	34.62% to 34.28%
VIP Equity-Income Portfolio - Service Class (FEIS)
2013	0.95% to 1.50%	462,833	20.48 to 17.43	9,043,001	2.33%	26.80% to 26.14%
2012	0.95% to 1.50%	527,563	16.15 to 12.37	8,131,818	2.85%	16.07% to 15.43%
2011	0.95% to 1.50%	626,632	13.92 to 10.72	8,344,579	2.26%	-0.10% to -0.65%
2010	0.95% to 1.55%	760,681	13.93 to 12.05	10,144,449	1.66%	14.00% to 13.40%
2009	0.95% to 1.80%	910,610	12.22 to 10.34	10,655,929	2.18%	28.80% to 27.47%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2013	0.95% to 2.15%	683,462	17.98 to 15.22	11,964,997	2.15%	26.61% to 25.08%
2012	0.95% to 2.15%	843,754	14.20 to 12.17	11,691,740	2.76%	15.94% to 14.53%
2011	0.95% to 2.15%	1,021,229	12.25 to 10.62	12,236,840	2.07%	-0.30% to -1.50%
2010	0.95% to 2.60%	1,286,076	12.28 to 9.39	15,478,786	1.48%	13.83% to 12.03%
2009	0.95% to 2.60%	1,727,974	10.79 to 8.39	18,012,012	1.99%	28.65% to 26.28%
VIP Growth & Income Portfolio - Initial Class (FGIP)
2013	1.30% to 1.50%	238,479	25.51 to 20.78	5,947,450	1.89%	31.83% to 31.56%
2012	1.30% to 1.50%	263,647	19.35 to 15.79	4,988,925	2.11%	17.02% to 16.78%
2011	1.30% to 1.50%	318,592	16.53 to 13.52	5,146,659	1.71%	0.29% to 0.09%
2010	1.30% to 1.50%	369,824	16.49 to 13.51	5,967,560	0.69%	13.38% to 13.15%
2009	1.30% to 1.50%	435,060	14.54 to 11.94	6,202,757	1.06%	25.55% to 25.30%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Growth & Income Portfolio - Service Class (FGIS)
2013	0.95% to 1.30%	353,069	$ 20.76 to $ 14.83	$7,269,011	1.72%	32.19% to 31.73%
2012	0.95% to 1.30%	406,285	15.71 to 11.26	6,332,862	2.12%	17.27% to 16.86%
2011	0.95% to 1.30%	474,746	13.39 to 9.63	6,309,986	1.62%	0.61% to 0.26%
2010	0.95% to 1.40%	545,122	13.31 to 9.50	7,202,720	0.59%	13.57% to 13.06%
2009	0.95% to 1.40%	656,856	11.72 to 8.40	7,645,855	1.32%	25.95% to 25.38%
VIP Growth & Income Portfolio - Service Class 2 (FGI2)
2013	0.95% to 2.15%	262,797	15.66 to 13.26	4,028,145	1.58%	31.98% to 30.39%
2012	0.95% to 2.15%	318,589	11.86 to 10.17	3,707,914	1.93%	17.12% to 15.70%
2011	0.95% to 2.15%	369,941	10.13 to 8.79	3,685,991	1.46%	0.40% to -0.82%
2010	0.95% to 2.60%	460,031	10.09 to 8.10	4,560,380	0.45%	13.46% to 11.66%
2009	0.95% to 2.60%	558,980	8.89 to 7.26	4,868,924	0.84%	25.81% to 23.51%
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
2009	1.30% to 1.50%	2,164,700	15.59 to 8.07	32,910,036	0.48%	43.96% to 43.66%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2009	0.95% to 1.50%	1,040,394	7.94 to 6.03	8,195,662	0.38%	44.33% to 43.53%
VIP Growth Opportunities Portfolio - Service Class 2 (FGO2)
2009	0.95% to 1.65%	223,840	6.59 to 6.15	1,463,152	0.23%	44.08% to 43.06%
VIP Growth Portfolio - Initial Class (FGP)
2013	1.30% to 1.50%	462,031	24.07 to 20.10	10,844,483	0.28%	34.56% to 34.29%
2012	1.30% to 1.50%	526,541	17.89 to 14.97	9,198,366	0.55%	13.19% to 12.97%
2011	1.30% to 1.50%	657,852	15.80 to 13.25	10,133,503	0.35%	-1.10% to -1.30%
2010	1.30% to 1.50%	762,754	15.98 to 13.42	11,884,213	0.28%	22.56% to 22.31%
2009	1.30% to 1.50%	853,099	13.03 to 10.97	10,856,766	0.43%	26.62% to 26.36%
VIP Growth Portfolio - Service Class (FGS)
2013	0.95% to 1.65%	492,685	20.73 to 12.82	10,047,914	0.17%	34.91% to 33.96%
2012	0.95% to 1.65%	659,289	15.36 to 9.57	9,991,339	0.48%	13.45% to 12.65%
2011	0.95% to 1.65%	758,980	13.54 to 8.50	10,126,520	0.25%	-0.81% to -1.51%
2010	0.95% to 1.65%	897,310	13.65 to 8.63	12,082,996	0.17%	22.88% to 22.01%
2009	0.95% to 1.65%	1,042,498	11.11 to 7.07	11,397,677	0.34%	26.93% to 26.03%
VIP Growth Portfolio - Service Class 2 (FG2)
2013	0.95% to 1.85%	740,866	10.84 to 9.57	7,873,933	0.04%	34.71% to 33.49%
2012	0.95% to 1.85%	863,598	8.05 to 7.17	6,823,232	0.33%	13.31% to 12.28%
2011	0.95% to 1.85%	1,054,013	7.10 to 6.38	7,361,637	0.12%	-0.98% to -1.88%
2010	0.95% to 2.15%	1,287,067	7.17 to 7.98	9,113,411	0.03%	22.69% to 21.31%
2009	0.95% to 2.25%	1,659,007	5.85 to 6.51	9,746,477	0.20%	26.75% to 24.83%
VIP High Income Portfolio - Initial Class R (FHIPR)
2013	1.40% to 1.50%	61,712	13.96 to 13.86	860,855	5.21%	4.48% to 4.38%
2012	1.40% to 1.50%	76,857	13.36 to 13.28	1,026,303	5.39%	12.70% to 12.58%
2011	1.40% to 1.50%	103,090	11.85 to 11.80	1,221,721	6.94%	2.59% to 2.49%
2010	1.40% to 1.45%	95,239	11.55 to 11.53	1,100,382	7.18%	12.28% to 12.23%
2009	1.40% to 1.45%	123,555	10.29 to 10.28	1,271,390	9.72%	41.80% to 41.73%
VIP High Income Portfolio - Service Class (FHIS)
2013	0.95% to 1.50%	248,409	15.28 to 13.87	3,766,338	5.58%	4.87% to 4.29%
2012	0.95% to 1.50%	277,431	14.57 to 13.30	4,013,990	5.40%	13.11% to 12.48%
2011	0.95% to 1.50%	334,346	12.88 to 11.83	4,280,118	6.32%	2.94% to 2.37%
2010	0.95% to 1.50%	400,252	12.51 to 11.55	4,981,173	7.17%	12.71% to 12.08%
2009	0.95% to 1.50%	490,276	11.10 to 10.31	5,417,043	7.62%	42.41% to 41.62%
VIP High Income Portfolio - Service Class 2 (FHI2)
2013	0.95% to 1.80%	156,682	15.93 to 14.06	2,448,959	5.15%	4.69% to 3.74%
2012	0.95% to 1.85%	200,151	15.21 to 13.55	2,995,920	5.27%	12.89% to 11.86%
2011	0.95% to 1.85%	251,674	13.48 to 12.12	3,339,952	6.09%	2.73% to 1.80%
2010	0.95% to 1.85%	328,452	13.12 to 11.90	4,241,656	6.40%	12.59% to 11.57%
2009	0.95% to 2.00%	485,203	11.65 to 9.64	5,481,167	7.20%	42.10% to 40.57%
VIP High Income Portfolio - Service Class 2R (FHI2R)
2013	0.95% to 1.80%	81,373	14.17 to 13.38	1,137,128	5.60%	4.86% to 3.96%
2012	0.95% to 1.80%	107,009	13.52 to 12.87	1,431,353	5.85%	12.81% to 11.84%
2011	0.95% to 1.80%	113,574	11.98 to 11.51	1,349,359	6.15%	2.66% to 1.78%
2010	0.95% to 1.80%	133,279	11.67 to 11.31	1,543,788	5.83%	12.71% to 11.74%
2009	0.95% to 2.00%	195,840	10.36 to 10.06	2,014,679	7.65%	42.13% to 40.60%
VIP High Income Portfolio - Service Class R(FHISR)
2013	0.95% to 1.05%	30,096	14.31 to 14.21	429,467	5.51%	4.92% to 4.81%
2012	0.95% to 1.05%	32,367	13.64 to 13.56	440,770	5.63%	13.01% to 12.90%
2011	0.95% to 1.20%	38,112	12.07 to 11.93	459,157	6.65%	3.01% to 2.75%
2010	0.95% to 1.20%	40,281	11.72 to 11.61	471,404	7.26%	12.58% to 12.30%
2009	0.95% to 1.20%	48,313	10.41 to 10.34	502,388	7.21%	42.56% to 42.21%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Index 500 Portfolio - Initial Class (FIP)
2013	0.95% to 1.70%	1,013,678	$ 20.60 to $ 13.72	$22,128,351	1.79%	30.99% to 30.00%
2012	0.95% to 1.70%	1,216,495	15.72 to 10.56	20,132,649	1.96%	14.81% to 13.94%
2011	0.95% to 1.70%	1,489,798	13.70 to 9.26	21,473,723	1.89%	1.07% to 0.31%
2010	0.95% to 1.80%	1,678,112	13.55 to 9.13	23,959,258	1.90%	13.93% to 12.95%
2009	0.95% to 1.80%	1,943,775	11.89 to 8.08	24,461,730	2.52%	25.40% to 24.33%
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
2013	0.95% to 1.70%	614,258	20.11 to 16.86	12,322,556	2.14%	-2.71% to -3.45%
2012	0.95% to 1.70%	777,377	20.67 to 17.47	16,103,165	2.37%	4.89% to 4.09%
2011	0.95% to 1.70%	878,584	19.70 to 16.78	17,381,579	3.05%	6.32% to 5.51%
2010	0.95% to 1.70%	1,108,219	18.53 to 15.90	20,693,390	3.45%	6.78% to 5.97%
2009	0.95% to 1.70%	1,257,159	17.36 to 15.01	22,031,226	8.95%	14.62% to 13.76%
VIP Mid Cap Portfolio - Initial Class (FMCP)
2013	1.30%	51,528	57.90	2,983,504	0.51%	34.46%
2012	1.30%	59,838	43.06	2,576,666	0.61%	13.34%
2011	1.30%	71,033	37.99	2,698,839	0.25%	-11.77%
2010	1.30%	79,372	43.06	3,418,130	0.38%	27.16%
2009	1.30%	84,859	33.87	2,873,780	0.88%	38.27%
VIP Mid Cap Portfolio - Service Class (FMCS)
2013	0.95% to 1.85%	122,757	60.14 to 48.55	7,326,939	0.42%	34.77% to 33.55%
2012	0.95% to 1.85%	133,044	44.62 to 36.36	5,894,994	0.50%	13.66% to 12.62%
2011	0.95% to 1.85%	156,767	39.26 to 32.28	6,100,499	0.13%	-11.56% to -12.37%
2010	0.95% to 1.85%	200,317	44.39 to 36.84	8,820,270	0.25%	27.48% to 26.32%
2009	0.95% to 1.85%	239,781	34.82 to 29.16	8,285,227	0.59%	38.69% to 37.43%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2013	0.95% to 2.15%	466,088	34.03 to 28.81	15,517,857	0.25%	34.58% to 32.95%
2012	0.95% to 2.15%	581,491	25.29 to 21.67	14,419,390	0.37%	13.47% to 12.09%
2011	0.95% to 2.15%	692,031	22.29 to 19.33	15,143,526	0.02%	-11.70% to -12.77%
2010	0.95% to 2.45%	891,471	25.24 to 34.09	22,348,386	0.11%	27.35% to 25.57%
2009	0.95% to 2.25%	1,178,982	19.82 to 27.75	24,350,810	0.44%	38.42% to 36.45%
VIP Money Market Portfolio - Initial Class (FMMP)
2013	0.95% to 1.50%	500,583	12.95 to 11.97	6,363,170	0.03%	-0.92% to -1.47%
2012	0.95% to 1.50%	727,068	13.09 to 12.15	9,361,044	0.14%	-0.82% to -1.37%
2011	0.95% to 1.50%	832,065	13.18 to 12.31	10,812,880	0.11%	-0.84% to -1.39%
2010	0.95% to 1.80%	1,033,965	13.29 to 11.40	13,599,712	0.18%	-0.71% to -1.56%
2009	0.95% to 1.80%	1,254,704	13.38 to 11.58	16,665,180	0.82%	-0.24% to -1.09%
VIP Overseas Portfolio - Initial Class (FOP)
2013	1.30% to 1.50%	436,028	21.65 to 17.90	9,283,388	1.37%	28.74% to 28.48%
2012	1.30% to 1.50%	483,992	16.82 to 13.93	8,008,247	1.91%	19.17% to 18.93%
2011	1.30% to 1.50%	559,611	14.11 to 11.72	7,775,840	1.30%	-18.24% to -18.41%
2010	1.30% to 1.50%	661,127	17.26 to 14.36	11,247,722	1.36%	11.65% to 11.42%
2009	1.30% to 1.50%	799,518	15.46 to 12.89	12,179,776	2.13%	24.88% to 24.63%
VIP Overseas Portfolio - Service Class (FOS)
2013	0.95% to 1.45%	109,793	18.48 to 15.07	2,006,235	0.96%	29.14% to 28.49%
2012	0.95% to 1.45%	176,981	14.31 to 11.73	2,509,224	1.77%	19.39% to 18.79%
2011	0.95% to 1.45%	215,256	11.98 to 9.88	2,559,186	1.20%	-18.01% to -18.43%
2010	0.95% to 1.45%	256,381	14.62 to 12.11	3,716,249	1.31%	11.92% to 11.36%
2009	0.95% to 1.45%	290,240	13.06 to 11.62	3,753,883	2.04%	25.24% to 24.60%
VIP Overseas Portfolio - Service Class 2 (FO2)
2013	0.95% to 2.15%	145,485	12.77 to 10.81	1,824,186	1.08%	28.93% to 27.37%
2012	0.95% to 2.15%	164,635	9.90 to 8.48	1,603,863	1.62%	19.23% to 17.78%
2011	0.95% to 2.15%	205,125	8.30 to 7.20	1,680,184	1.08%	-18.12% to -19.12%
2010	0.95% to 2.15%	234,497	10.14 to 8.91	2,348,888	1.09%	11.76% to 10.41%
2009	0.95% to 2.15%	295,619	9.07 to 8.07	2,661,348	1.83%	25.02% to 23.51%
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2013	0.95% to 1.75%	130,256	17.18 to 15.89	2,211,575	1.32%	28.92% to 27.88%
2012	0.95% to 2.10%	131,517	13.33 to 12.05	1,730,594	1.70%	19.30% to 17.92%
2011	0.95% to 2.10%	156,770	11.17 to 10.22	1,730,600	1.03%	-18.17% to -19.12%
2010	0.95% to 2.10%	208,729	13.65 to 12.63	2,852,274	1.03%	11.75% to 10.46%
2009	0.95% to 2.55%	285,270	12.22 to 16.24	3,716,167	1.99%	25.00% to 22.74%
VIP Overseas Portfolio - Service Class R (FOSR)
2013	0.95% to 1.45%	23,103	17.44 to 16.61	396,954	1.15%	29.06% to 28.41%
2012	0.95% to 1.45%	31,250	13.52 to 12.94	417,916	1.81%	19.52% to 18.92%
2011	0.95% to 1.45%	35,920	11.31 to 10.88	402,753	1.20%	-18.09% to -18.50%
2010	0.95% to 1.45%	42,123	13.80 to 13.35	577,786	1.24%	11.94% to 11.37%
2009	0.95% to 1.55%	52,089	12.33 to 17.56	643,937	2.21%	25.29% to 24.29%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Value Portfolio - Service Class 2 (FV2)
2013	0.95% to 1.75%	24,971	$ 17.84 to $ 16.11	$437,036	0.90%	30.93% to 29.87%
2012	0.95% to 1.75%	26,786	13.63 to 12.41	359,102	1.36%	19.40% to 18.43%
2011	0.95% to 1.75%	37,024	11.41 to 10.47	416,278	0.71%	-3.60% to -4.38%
2010	0.95% to 1.75%	42,696	11.84 to 10.95	499,436	1.04%	16.40% to 15.46%
2009	0.95% to 1.75%	50,426	10.17 to 9.49	507,519	0.68%	40.76% to 39.62%
VIP Value Strategies Portfolio - Service Class (FVSS)
2013	0.95% to 1.20%	7,784	23.75 to 23.06	184,084	0.85%	29.21% to 28.88%
2012	0.95% to 1.10%	7,989	18.38 to 18.09	146,242	0.33%	25.89% to 25.70%
2011	0.95% to 1.15%	14,663	14.60 to 14.32	212,586	0.80%	-9.71% to -9.89%
2010	0.95% to 1.40%	18,259	16.17 to 14.61	292,945	0.42%	25.25% to 24.85%
2009	0.95% to 1.40%	26,841	12.91 to 11.70	341,779	0.53%	55.90% to 54.88%
VIP Value Portfolio - Service Class (FVS)
2013	0.95% to 1.05%	11,786	18.19 to 17.96	213,945	0.85%	31.04% to 30.90%
2012	0.95% to 1.05%	14,656	13.88 to 13.72	202,937	1.63%	19.65% to 19.53%
2011	0.95% to 1.05%	16,148	11.60 to 11.48	186,874	0.76%	-3.47% to -3.57%
2010	0.95% to 1.05%	20,918	12.02 to 11.90	250,963	1.31%	16.61% to 16.50%
2009	0.95% to 1.05%	23,767	10.30 to 10.22	244,577	0.77%	40.99% to 40.85%
VIP Growth Strategies Portfolio - Service Class (FAGRS)
2013	0.95% to 1.00%	2,616	14.81 to 14.71	38,708	0.00%	35.75% to 35.68%
2012	0.95% to 1.00%	4,715	10.91 to 10.84	51,318	0.00%	10.55% to 10.49%
2011	0.95% to 1.00%	4,903	9.87 to 9.81	48,272	0.00%	-9.87% to -9.92%
2010	0.95% to 1.00%	6,048	10.95 to 10.89	66,031	0.00%	23.51% to 23.44%
2009	0.95% to 1.00%	8,266	8.87 to 8.83	73,146	0.00%	38.40% to 38.33%
VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)
2013	0.95% to 2.15%	37,768	14.40 to 12.29	527,816	0.00%	35.41% to 33.77%
2012	0.95% to 2.15%	44,317	10.64 to 9.19	458,483	0.00%	10.47% to 9.13%
2011	0.95% to 2.15%	51,949	9.63 to 8.42	488,195	0.00%	-10.08% to -11.16%
2010	0.95% to 2.15%	82,434	10.71 to 9.48	863,684	0.00%	23.50% to 22.13%
2009	0.95% to 2.25%	123,408	8.67 to 7.68	1,044,951	0.00%	38.00% to 35.98%
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2013	0.95% to 1.50%	55,290	21.42 to 20.08	1,163,914	1.75%	28.82% to 28.10%
2012	0.95% to 1.50%	66,712	16.63 to 15.67	1,093,267	1.82%	11.11% to 10.49%
2011	0.95% to 1.55%	73,800	14.96 to 14.14	1,089,825	1.63%	5.29% to 4.71%
2010	0.95% to 1.65%	99,592	14.21 to 13.38	1,397,132	1.78%	19.79% to 19.05%
2009	0.95% to 1.65%	125,910	11.86 to 11.24	1,472,972	1.88%	16.56% to 15.61%
Templeton Foreign Securities Fund - Class 1 (TIF)
2013	0.95% to 1.35%	8,833	20.05 to 19.13	174,111	2.51%	22.10% to 21.61%
2012	0.95% to 1.35%	10,629	16.42 to 15.73	171,931	3.14%	17.47% to 16.99%
2011	0.95% to 1.35%	16,370	13.98 to 13.45	225,981	1.96%	-11.29% to -11.65%
2010	0.95% to 1.55%	21,610	15.76 to 13.85	332,603	2.09%	7.64% to 7.07%
2009	0.95% to 1.55%	23,759	14.64 to 12.93	340,797	3.97%	36.04% to 35.04%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2013	0.95% to 1.40%	41,509	12.73 to 12.40	523,166	12.05%	22.59% to 22.04%
2012	0.95% to 1.40%	35,101	10.38 to 10.16	361,174	2.65%	14.23% to 13.71%
2011	0.95% to 1.40%	31,538	9.09 to 8.94	284,402	0.01%	-2.48% to -2.92%
2010	0.95% to 1.20%	43,505	9.32 to 9.26	404,258	2.00%	9.21% to 8.93%
2009	0.95% to 2.00%	57,780	8.53 to 8.37	490,739	4.75%	29.01% to 27.50%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2013	0.95% to 1.70%	15,344	19.64 to 18.25	297,883	0.72%	36.30% to 35.27%
2012	0.95% to 1.70%	14,053	14.41 to 13.49	200,212	0.18%	9.92% to 9.09%
2011	0.95% to 1.70%	19,928	13.11 to 12.37	257,526	0.33%	-4.00% to -4.72%
2010	0.95% to 1.80%	22,926	13.66 to 12.89	308,598	0.03%	21.69% to 20.65%
2009	0.95% to 2.20%	22,205	11.22 to 12.58	258,250	1.41%	30.18% to 28.35%
Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	0.95% to 2.35%	745,696	10.16 to 9.06	7,413,359	0.01%	42.78% to 40.55%
Global Securities Fund/VA - Class 3 (OVGS3)
2013	0.95% to 1.50%	15,519	20.87 to 19.78	318,795	1.37%	26.13% to 25.43%
2012	0.95% to 1.50%	16,467	16.55 to 15.77	268,915	2.48%	20.07% to 19.40%
2011	0.95% to 1.50%	35,421	13.78 to 13.21	483,286	1.32%	-9.14% to -9.64%
2010	0.95% to 1.50%	39,528	15.17 to 14.62	596,064	1.46%	14.87% to 14.24%
2009	0.95% to 1.55%	41,001	13.21 to 18.45	556,408	2.30%	38.37% to 37.37%
Global Securities Fund/VA - Class 4 (OVGS4)
2013	0.95% to 2.00%	128,666	20.38 to 18.39	2,570,590	1.20%	25.80% to 24.47%
2012	0.95% to 2.00%	171,484	16.20 to 14.77	2,726,927	1.98%	19.80% to 18.53%
2011	0.95% to 2.00%	226,068	13.52 to 12.46	3,006,496	1.10%	-9.36% to -10.32%
2010	0.95% to 2.00%	324,505	14.92 to 13.90	4,784,755	1.28%	14.57% to 13.36%
2009	0.95% to 2.15%	435,440	13.02 to 12.15	5,596,606	2.01%	38.06% to 36.22%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2013	0.95% to 1.35%	1,030	$ 23.86 to $ 22.77	$24,135	1.68%	26.10% to 25.59%
2012	0.95% to 1.35%	7,216	18.92 to 18.13	134,619	2.31%	20.11% to 19.62%
2011	0.95% to 1.35%	9,452	15.76 to 15.16	147,054	1.34%	-9.16% to -9.53%
2010	0.95% to 1.55%	12,245	17.34 to 15.02	210,183	1.53%	14.86% to 14.28%
2009	0.95% to 1.55%	31,161	15.10 to 13.14	459,225	1.68%	38.44% to 37.45%
Global Securities Fund/VA - Service Class (OVGSS)
2013	0.95% to 1.95%	93,510	23.21 to 20.57	2,116,024	1.17%	25.78% to 24.52%
2012	0.95% to 1.95%	109,538	18.45 to 16.52	1,976,617	1.92%	19.80% to 18.59%
2011	0.95% to 1.95%	131,204	15.40 to 13.93	1,982,792	1.11%	-9.39% to -10.31%
2010	0.95% to 1.95%	168,541	17.00 to 15.53	2,811,525	1.33%	14.60% to 13.45%
2009	0.95% to 2.10%	254,036	14.83 to 13.53	3,690,668	2.11%	38.03% to 36.27%
Main Street Fund(R)/VA - Service Class (OVGIS)
2013	0.95% to 2.15%	286,306	17.86 to 15.45	4,991,994	0.84%	30.19% to 28.61%
2012	0.95% to 2.15%	353,391	13.72 to 12.01	4,746,464	0.66%	15.50% to 14.10%
2011	0.95% to 2.15%	409,404	11.88 to 10.53	4,768,340	0.63%	-1.26% to -2.45%
2010	0.95% to 2.15%	526,930	12.03 to 10.79	6,223,078	0.99%	14.73% to 13.34%
2009	0.95% to 2.15%	726,603	10.48 to 9.52	7,439,741	1.73%	26.78% to 25.24%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2013	0.95% to 1.35%	16,048	27.76 to 26.49	439,042	0.98%	39.68% to 39.11%
2012	0.95% to 1.35%	17,060	19.88 to 19.04	335,083	0.53%	16.86% to 16.39%
2011	0.95% to 1.35%	25,979	17.01 to 16.36	437,380	0.70%	-3.14% to -3.53%
2010	0.95% to 1.55%	34,925	17.56 to 16.69	606,718	0.66%	22.23% to 21.62%
2009	0.95% to 1.55%	43,822	14.37 to 13.72	622,444	0.92%	35.89% to 34.90%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2013	0.95% to 1.50%	31,057	15.57 to 14.92	475,099	0.70%	39.29% to 38.52%
2012	0.95% to 1.50%	30,355	11.18 to 10.77	334,019	0.32%	16.55% to 15.90%
2011	0.95% to 1.50%	37,115	9.59 to 9.30	351,946	0.38%	-3.31% to -3.84%
2010	0.95% to 1.50%	26,813	9.92 to 9.67	264,291	0.49%	21.89% to 21.21%
2009	0.95% to 1.75%	37,025	8.14 to 10.63	325,447	0.63%	35.58% to 34.32%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2013	0.95% to 1.50%	22,850	10.05 to 9.99	229,262	5.11%	-1.08% to -1.63%
2012	0.95% to 1.40%	24,123	10.16 to 10.15	245,093	0.00%	1.62% to 1.54%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2013	0.95% to 1.85%	295,343	19.11 to 17.15	5,528,325	4.65%	-1.31% to -2.21%
2012	0.95% to 1.85%	400,651	19.36 to 17.53	7,619,995	5.61%	12.07% to 11.05%
2011	0.95% to 1.85%	474,674	17.28 to 15.79	8,073,718	2.97%	-0.30% to -1.21%
2010	0.95% to 2.15%	677,118	17.33 to 15.59	11,573,797	8.77%	13.68% to 12.39%
2009	0.95% to 2.30%	942,990	15.25 to 13.71	14,120,678	0.27%	17.28% to 15.65%
Foreign Bond Portfolio(Unhedged) - Advisor Class (PMVFAD)
2013	0.95% to 1.75%	56,171	12.23 to 11.77	674,800	1.69%	-7.45% to -8.20%
2012	0.95% to 1.75%	67,913	13.21 to 12.83	886,793	5.20%	4.23% to 3.39%
2011	0.95% to 1.75%	73,985	12.68 to 12.41	930,403	1.94%	7.39% to 6.52%
2010	0.95% to 1.40%	36,578	11.80 to 11.72	430,769	1.30%	8.33% to 7.84%
2009	0.95% to 1.55%	10,695	10.90 to 10.86	116,428	0.72%	8.97% to 8.56%	****
Low Duration Portfolio - Advisor Class (PMVLAD)
2013	0.95% to 1.75%	118,762	11.84 to 11.40	1,398,080	1.38%	-1.18% to -1.98%
2012	0.95% to 1.75%	141,753	11.98 to 11.63	1,690,885	1.78%	4.74% to 3.89%
2011	0.95% to 1.75%	134,979	11.44 to 11.20	1,540,847	1.59%	0.05% to -0.76%
2010	0.95% to 1.85%	152,598	11.44 to 11.26	1,741,220	1.53%	4.19% to 3.24%
2009	0.95% to 1.85%	161,276	10.98 to 10.91	1,767,434	1.29%	9.76% to 9.12%	****
Putnam VT Growth and Income Fund - Class IB (PVGIB)
2013	0.95% to 1.40%	6,362	20.05 to 19.10	125,320	1.51%	34.39% to 33.78%
2012	0.95% to 1.35%	6,844	14.92 to 14.35	100,923	1.84%	18.00% to 17.53%
2011	0.95% to 1.65%	11,369	12.64 to 11.89	140,967	1.21%	-5.55% to -6.21%
2010	0.95% to 1.70%	13,453	13.39 to 12.63	176,960	1.57%	13.29% to 12.43%
2009	0.95% to 1.80%	17,134	11.81 to 10.90	197,603	2.59%	28.58% to 27.31%
Putnam VT International Equity Fund - Class IB (PVTIGB)
2013	0.95% to 1.35%	7,374	16.93 to 16.15	122,673	1.39%	26.85% to 26.34%
2012	0.95% to 1.35%	9,527	13.34 to 12.79	125,217	2.04%	20.76% to 20.27%
2011	0.95% to 1.35%	9,653	11.05 to 10.63	105,068	3.04%	-17.72% to -18.05%
2010	0.95% to 1.35%	13,155	13.43 to 12.97	174,856	3.73%	8.98% to 8.54%
2009	0.95% to 1.55%	16,878	12.32 to 11.76	205,705	0.00%	23.45% to 22.46%
Putnam VT Small Cap Value Fund - Class IB (PVTSCB)
2013	0.95% to 1.50%	4,015	22.71 to 21.29	89,611	1.06%	38.28% to 37.51%
2012	0.95% to 1.50%	7,469	16.42 to 15.48	120,053	0.47%	16.37% to 15.72%
2011	0.95% to 1.50%	8,460	14.11 to 13.38	117,309	0.48%	-5.63% to -6.15%
2010	0.95% to 1.50%	9,780	14.95 to 14.26	144,083	0.33%	24.79% to 24.10%
2009	0.95% to 1.50%	17,044	11.98 to 11.49	201,760	1.79%	30.28% to 29.56%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT Voyager Fund - Class IB (PVTVB)
2013	0.95% to 1.55%	47,114	$ 19.20 to $ 17.90	$876,129	0.78%	42.36% to 41.50%
2012	0.95% to 1.60%	52,325	13.49 to 12.58	687,532	0.34%	13.14% to 12.40%
2011	0.95% to 1.60%	60,756	11.92 to 11.19	709,223	0.00%	-18.63% to -19.16%
2010	0.95% to 2.05%	96,300	14.65 to 13.32	1,374,162	1.26%	19.65% to 18.47%
2009	0.95% to 2.25%	100,291	12.25 to 11.07	1,195,587	0.53%	62.34% to 60.14%
VI American Franchise Fund - Series II Shares (ACEG2)
2013	0.95% to 1.85%	145,154	16.48 to 14.79	2,325,884	0.24%	38.47% to 37.21%
2012	0.95% to 1.85%	177,319	11.91 to 10.78	2,052,731	0.00%	12.32% to 11.29%
2011	0.95% to 1.85%	135,448	10.60 to 9.69	1,400,057	0.00%	-7.28% to -8.12%
2010	0.95% to 2.05%	173,486	11.43 to 10.34	1,933,473	0.00%	18.43% to 17.25%
2009	0.95% to 2.05%	273,597	9.65 to 8.82	2,561,691	0.00%	64.07% to 62.03%
VI Comstock Fund - Series II Shares (ACC2)
2013	0.95% to 2.15%	260,485	19.82 to 17.15	5,039,560	1.42%	34.36% to 32.74%
2012	0.95% to 2.15%	326,060	14.75 to 12.92	4,703,928	1.44%	17.79% to 16.36%
2011	0.95% to 2.15%	409,076	12.52 to 11.10	5,017,124	1.39%	-3.04% to -4.21%
2010	0.95% to 2.15%	531,183	12.92 to 11.59	6,721,551	0.14%	14.60% to 13.31%
2009	0.95% to 2.30%	745,932	11.27 to 10.11	8,205,438	4.29%	27.19% to 25.29%
VI Core Equity Fund - Series I Shares (AVGI)
2013	0.95% to 1.35%	12,622	15.84 to 15.36	198,308	1.36%	28.02% to 27.50%
2012	0.95% to 1.35%	15,157	12.37 to 12.04	186,025	0.94%	12.80% to 12.34%
2011	0.95% to 1.35%	18,185	10.97 to 10.72	198,240	0.91%	-1.01% to -1.41%
2010	0.95% to 1.35%	26,149	11.08 to 10.87	288,315	0.90%	8.52% to 8.08%
2009	0.95% to 1.55%	46,564	10.21 to 11.33	478,210	1.88%	27.08% to 26.19%
VI Core Equity Fund - Series II Shares (AVCE2)
2013	0.95% to 1.80%	54,719	15.55 to 14.55	837,137	1.25%	27.71% to 26.62%
2012	0.95% to 1.80%	62,373	12.17 to 11.49	749,497	0.85%	12.53% to 11.56%
2011	0.95% to 1.80%	61,899	10.82 to 10.30	659,306	0.76%	-1.24% to -2.08%
2010	0.95% to 1.90%	68,359	10.95 to 10.47	738,673	0.66%	8.21% to 7.25%
2009	0.95% to 2.35%	123,027	10.12 to 9.60	1,229,072	1.55%	26.77% to 24.85%
VI International Growth Fund - Series II Shares (AVIE2)
2013	0.95% to 1.80%	11,559	24.21 to 21.85	273,472	0.99%	17.59% to 16.58%
2012	0.95% to 1.80%	14,228	20.59 to 18.74	287,288	1.28%	14.16% to 13.18%
2011	0.95% to 1.80%	15,150	18.03 to 16.56	268,583	1.30%	-7.87% to -8.66%
2010	0.95% to 1.80%	22,521	19.58 to 18.13	433,385	1.54%	11.54% to 10.58%
2009	0.95% to 2.10%	35,995	17.55 to 16.02	619,656	1.26%	33.63% to 31.92%
Invesco - Invesco VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2013	0.95% to 1.35%	7,548	20.91 to 19.96	154,972	0.67%	27.59% to 27.08%
2012	0.95% to 1.35%	10,319	16.39 to 15.70	166,546	0.06%	9.90% to 9.45%
2011	0.95% to 1.35%	13,539	14.91 to 14.35	199,307	0.26%	-7.27% to -7.64%
2010	0.95% to 1.40%	21,857	16.08 to 15.49	347,677	0.45%	13.03% to 12.61%
2009	0.95% to 1.55%	40,559	14.23 to 13.60	572,187	1.33%	28.98% to 28.08%
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2013	0.95% to 1.35%	16,288	10.56 to 10.49	171,449	0.46%	9.25% to 8.81%
2012	0.95% to 1.35%	14,833	9.66 to 9.64	143,166	1.16%	-3.37% to -3.63%	****
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2013	0.95% to 1.75%	42,131	10.68 to 10.54	449,184	0.78%	9.48% to 8.60%
2012	0.95% to 1.75%	58,355	9.76 to 9.71	568,920	0.60%	-2.41% to -2.94%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2013	0.95% to 1.75%	138,954	17.21 to 16.57	2,364,730	1.31%	23.94% to 22.94%
2012	0.95% to 1.75%	155,984	13.89 to 13.48	2,148,283	1.16%	18.04% to 17.09%
2011	0.95% to 1.75%	161,057	11.76 to 11.51	1,883,766	0.91%	-8.09% to -8.83%
2010	0.95% to 1.70%	115,062	12.80 to 12.64	1,469,249	1.19%	7.64% to 6.83%
2009	0.95% to 1.85%	115,948	11.89 to 8.97	1,238,557	0.00%	18.90% to 18.16%	****
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2013	0.95% to 1.15%	14,764	24.75 to 24.52	364,174	0.00%	48.80% to 48.50%
2012	0.95% to 1.55%	8,083	16.63 to 16.26	133,915	0.00%	6.84% to 6.20%
2011	0.95% to 1.55%	7,872	15.57 to 15.32	122,000	0.00%	-5.50% to -6.07%
2010	0.95% to 1.55%	11,321	16.47 to 16.31	186,001	0.00%	25.57% to 24.81%
2009	1.00% to 1.40%	6,874	13.11 to 13.08	90,092	0.00%	31.13% to 30.78%	****
Managed Allocation Fund - Moderate Growth II (obsolete) (VFMG2)
2011	0.95% to 1.80%	796,216	12.08 to 11.13	9,504,014	1.45%	-6.40% to -7.17%
2010	0.95% to 1.80%	1,066,389	12.90 to 11.99	13,596,438	0.67%	9.50% to 8.64%
2009	0.95% to 1.85%	1,286,972	11.78 to 11.00	14,978,687	0.01%	24.43% to 23.21%
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.95% to 1.80%	82,622	9.12 to 8.38	733,945	0.00%	-8.99% to -9.77%
2010	0.95% to 2.60%	118,430	10.03 to 8.63	1,157,006	0.49%	14.11% to 12.29%
2009	0.95% to 2.60%	160,721	8.79 to 7.68	1,371,344	0.28%	19.57% to 17.38%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.95% to 1.10%	2,986	$ 13.16 to $ 12.97	$38,739	0.00%	-8.04% to -8.18%
2010	0.95% to 1.10%	6,135	14.31 to 14.12	86,965	0.00%	17.65% to 17.47%
2009	0.95% to 1.40%	9,758	12.16 to 11.74	117,307	0.00%	41.02% to 40.16%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.95% to 1.35%	8,950	11.99 to 11.62	105,603	0.00%	-8.25% to -8.62%
2010	0.95% to 2.05%	18,466	13.07 to 15.94	240,572	0.00%	17.35% to 16.16%
2009	0.95% to 2.05%	21,689	11.13 to 13.72	252,525	0.00%	40.64% to 38.86%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.95% to 1.75%	76,485	9.81 to 9.67	747,759	0.79%	-17.19% to -17.86%
2010	0.95% to 1.55%	33,086	11.84 to 11.79	391,165	0.00%	18.41% to 17.94%	*	***
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.95% to 1.40%	5,329	12.16 to 12.07	64,637	4.41%	7.21% to 6.72%
2009	1.00% to 1.60%	6,049	11.34 to 11.30	68,498	4.96%	13.43% to 12.97%	*	***
Clover Value Fund II - Service Shares (obsolete) (FALFS)
2009	0.95% to 2.10%	119,548	8.78 to 8.01	1,030,537	2.32%	13.42% to 11.93%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.95% to 1.10%	62,185	2.78 to 2.76	172,173	11.02%	-2.81% to -2.96%
2010	0.95% to 1.40%	68,583	2.86 to 2.78	195,325	6.53%	13.60% to 13.18%
2009	0.95% to 1.55%	79,552	2.52 to 2.44	199,631	0.00%	25.55% to 23.30%
High Income Fund/VA - Non-Service Shares (obsolete )(OVHI)
2011	0.95% to 1.40%	29,987	4.00 to 3.83	118,599	9.79%	-3.26% to -3.70%
2010	0.95% to 1.55%	39,017	4.14 to 3.88	159,598	6.89%	13.72% to 13.13%
2009	0.95% to 1.65%	58,027	3.64 to 3.40	208,723	0.00%	24.13% to 21.80%
International Equity Fund II (obsolete) (FVIE2)
2009	0.95% to 1.40%	8,430	11.88 to 11.47	99,267	3.07%	39.91% to 39.04%
Mid Cap Growth Strategies Fund II (obsolete) (FVGS2)
2009	0.95% to 1.65%	36,281	13.08 to 12.39	466,497	0.00%	29.37% to 28.24%

2013	Reserves for annuity contracts in payout phase:			744,588
2013	Contract owners equity:			$520,219,801
2012	Reserves for annuity contracts in payout phase:			580,219
2012	Contract owners equity:			$507,833,832
2011	Reserves for annuity contracts in payout phase:			869,225
2011	Contract owners equity:			$541,215,504
2010	Reserves for annuity contracts in payout phase:			1,133,318
2010	Contract owners equity:			$699,931,571
2009	Reserves for annuity contracts in payout phase:			427,890
2009	Contract owners equity:			$788,131,102

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.